UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:             811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 North LaSalle Street, Suite 645, Chicago, IL 60654

(Address of principal executive offices) (Zip code)

Marc L. Collins

325 North LaSalle Street, Suite 645

Chicago, IL 60654

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-832-1440

Date of fiscal year end:               09/30

Date of reporting period:             03/31/2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

RiverNorth Funds	Table of Contents

Semi-Annual Report | March 31, 2014 (Unaudited)	1

RiverNorth Core Opportunity Fund	Portfolio Asset Allocation
March 31, 2014 (Unaudited)

Portfolio asset allocations are approximations made by the Adviser and are subject to change.

Investment Vehicle Allocation(1) (percentages are based on net assets)

Totals may not add to 100% due to rounding.

Asset Class Allocation(1) (percentages are based on net assets)

Includes leverage from underlying funds; does not total 100%.

Equity Capitalization Allocation(1) (percentages are based on net assets)

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RiverNorth Core Opportunity Fund	Portfolio Asset Allocation
March 31, 2014 (Unaudited)

Fixed Income Allocation(1) (percentages are based on net assets)

(1)

Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Exchange Traded Note Risk – exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Management Risk – there is no guarantee that the adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. REIT Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Short Sale Risk – short positions are speculative, are subject to transaction costs and are riskier than long positions in securities. Small-Cap Risk – small-cap companies are more susceptible to failure, are often thinly traded and have more volatile stock prices. Structured Notes Risk – because of the imbedded derivative feature, structured notes are subject to more risk than investing in a simple note or bond. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values.

Semi-Annual Report | March 31, 2014 (Unaudited)	3

RiverNorth/DoubleLine Strategic Income Fund	Portfolio Asset Allocation
March 31, 2014 (Unaudited)

Portfolio asset allocations are approximations made by the Adviser and are subject to change.

Strategy (“Sleeve”) Allocation

Credit Quality Distribution(1) (percentages are based on net assets)

Sector Breakdown(1) (percentages are based on net assets)

Includes leverage from underlying funds; does not total 100%.

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RiverNorth/DoubleLine Strategic Income Fund	Portfolio Asset Allocation
March 31, 2014 (Unaudited)

(1)

Asset-Backed Security Risk – the risk that the value of the underlying assets will impair the value of the security. Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Defaulted Securities Risk – defaulted securities carry the risk of uncertainty of repayment. Derivatives Risk – derivatives are subject to counterparty risk. Exchange Traded Note Risk – exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Liquidity Risk – illiquid investments may be difficult or impossible to sell. Management Risk – there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Mortgage-Backed Security Risk – mortgage backed securities are subject to credit risk, pre-payment risk and devaluation of the underlying collateral. Portfolio Turnover Risk – increased portfolio turnover results in higher brokerage expenses and may impact the tax status of distributions. Rating Agency Risk – rating agencies may change their ratings or ratings may not accurately reflect a debt issuer’s creditworthiness. REIT Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Structured Notes Risk – because of the imbedded derivative feature, structured notes are subject to more risk than investing in a simple note or bond. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values.

Semi-Annual Report | March 31, 2014 (Unaudited)	5

RiverNorth Equity Opportunity Fund	Portfolio Asset Allocation
March 31, 2014 (Unaudited)

Portfolio asset allocations are approximations made by the Adviser and are subject to change.

Sector Breakdown(1) (percentages are based on net assets)

Sector weightings are based on Morningstar, Inc. un-weighted closed-end fund indices which are an equal-weighted average of all of the closed-end funds assigned to the categories noted above. Total may not add to 100% due to rounding.

Sleeve Weights(1) (percentages are based on net assets)

Totals may not add to 100% due to rounding.

(1)

Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Currency Risk – foreign currencies will rise or decline relative to the U.S. dollar. Equity Risk – the value of equity securities changes frequently. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Mid-Cap Risk – mid-cap companies may be more susceptible to adverse business or economic events than large-cap companies. Management Risk – there is no guarantee that the adviser’sinvestment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Portfolio Turnover Risk – increased portfolio turnover results in higher brokerage expenses and may impact the tax status of distributions. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. Small-Cap Risk – small-cap companies are more susceptible to failure, are often thinly traded and have more volatile stock prices. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as

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RiverNorth Equity Opportunity Fund	Portfolio Asset Allocation
March 31, 2014 (Unaudited)

intended. Tax Risk – new federal or state governmental action could adversely affect the tax-exempt status of securities held by the Fund, resulting in higher tax liability for shareholders and potentially hurting Fund performance as well. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values.

Semi-Annual Report | March 31, 2014 (Unaudited)	7

RiverNorth/Oaktree High Income Fund	Portfolio Asset Allocation
March 31, 2014 (Unaudited)

Portfolio asset allocations are approximations made by the Adviser and are subject to change.

Sector Breakdown(1) (percentages are based on net assets)

Includes leverage from underlying funds; does not total 100%.

Credit Quality Distribution(1) (percentages are based on net assets)

Totals may not add to 100% due to rounding.

(1)

Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed-End Fund Risk – closed-end funds are exchange traded, may trade at a discount to their net asset values and may deploy leverage. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Credit Derivatives Risk – the use of credit derivatives is high specialized, involves default, counterparty and liquidity risks and may not perfectly correlate to the underlying asset or liability being hedged. Currency Risk – foreign currencies will rise or decline relative to the U.S. dollar. Distressed and Defaulted Securities Risk – defaulted securities carry the risk of uncertainty of repayment. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Fixed Income Risk – the market value of fixed income securities

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RiverNorth/Oaktree High Income Fund	Portfolio Asset Allocation
March 31, 2014 (Unaudited)

adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Floating Interest Rate Risk – loans pay interest based on the London Interbank Offered Rate (LIBOR) and a decline in LIBOR could negatively impact the Fund’s return. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Loans Risk – loans may be unrated or rated below investment grade and the pledged collateral may lose value. Secondary trading in loans is not fully-developed and may result in illiquidity. Management Risk – there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. New Fund Risk – the Fund is a new mutual fund with limited operating history. Portfolio Turnover Risk – increased portfolio turnover results in higher brokerage expenses and may impact the tax status of distributions. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. Security Risk – the value of the Fund may increase or decrease in response to the prospects of the issuers of securities and loans held in the Fund. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values. Valuation Risk – Loans and fixed-income securities are traded “over the counter” and because there is no centralized information regarding trading, the valuation of loans and fixed-income securities may vary.

Semi-Annual Report | March 31, 2014 (Unaudited)	9

RiverNorth Managed Volatility Fund	Portfolio Asset Allocation
March 31, 2014 (Unaudited)

Portfolio asset allocations are approximations made by the Adviser and are subject to change.

Investment Vehicle Allocation(1) (percentages are based on net assets)

^ Includes short option positions.

Risk-Based Strategy Weights(1) (percentages are based on net assets)

(1)

Exchange Traded Fund Risk – exchange traded funds may not correlate to designated indices and have additional fees and expenses, including the duplication of management fees. Focused Security Risk – the value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Foreign Investing/ADR Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. Large Company Risk – the Fund may have fewer investment opportunities than funds that invest in companies of all capitalization ranges. Management Risk – there is no guarantee that the adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Non-Diversified Risk – changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. Options Risk – using options involves the exercise of skill and judgment. Options may expire worthless or not perform as expected. Portfolio Turnover Risk – increased portfolio turnover results in higher brokerage expenses and may impact the tax status of distributions. Tax Risk – gains distributed will be categorized as short-term capital gains, which are subject to higher tax rates than long-term capital gains. Current tax laws are subject to change. Transaction Cost Risk – the expected high rate of portfolio turnover will likely cause the Fund to incur higher brokerage charges than those associated with an average equity mutual fund.

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RiverNorth Funds	Disclosure of Fund Expenses
March 31, 2014 (Unaudited)

Expense Example

As a shareholder of the RiverNorth Funds, you incur two types of costs: (1) transaction costs (such as the 2% fee on redemption of Fund shares made within 90 days of purchase); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2013 and held for the six months ended March 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Semi-Annual Report | March 31, 2014	11

RiverNorth Funds	Disclosure of Fund Expenses
March 31, 2014 (Unaudited)

	Beginning Account Value 10/01/2013	Ending Account Value 03/31/2014	Expense Ratio(a)	Expenses Paid During Period(b)
RiverNorth Core Opportunity Fund
Actual	$1,000.00	$1,085.20	1.38%	$7.17
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	1.38%	$6.94

RiverNorth/DoubleLine Strategic Income Fund
Class I Shares
Actual	$1,000.00	$1,060.50	0.92%	$4.73
Hypothetical (5% return before expenses)	$1,000.00	$1,020.34	0.92%	$4.63

Class R Shares
Actual	$1,000.00	$1,059.10	1.17%	$6.01
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	1.17%	$5.89

RiverNorth Equity Opportunity Fund
Class I Shares
Actual	$1,000.00	$1,103.60	1.35%	$7.08
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	1.35%	$6.79

Class R Shares
Actual	$1,000.00	$1,102.40	1.60%	$8.39
Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	1.60%	$8.05

RiverNorth/Oaktree High Income Fund
Class I Shares
Actual	$1,000.00	$1,078.10	1.35%	$6.99
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	1.35%	$6.79

Class R Shares
Actual	$1,000.00	$1,075.80	1.60%	$8.28
Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	1.60%	$8.05

RiverNorth Managed Volatility Fund
Actual	$1,000.00	$1,053.10	1.83%	$9.37
Hypothetical (5% return before expenses)	$1,000.00	$1,015.81	1.83%	$9.20

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

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RiverNorth Funds	Disclosure of Fund Expenses
March 31, 2014 (Unaudited)

(b)

Expenses are equal to the Fund’s annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 365. Note this expense example is typically based on a six-month period.

Semi-Annual Report | March 31, 2014	13

RiverNorth Core Opportunity Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 71.30%
939,980	Aberdeen Asia-Pacific Income Fund, Inc.	$5,743,278
230,082	Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	3,060,091
45,601	Aberdeen Global Income Fund, Inc.	494,771
1,695,252	Adams Express Co.	22,004,371
593,243	AllianzGI Equity & Convertible Income Fund	11,538,576
1,863,606	Alpine Total Dynamic Dividend Fund	15,635,654
20,539	Apollo Senior Floating Rate Fund, Inc.	374,837
183,426	Apollo Tactical Income Fund, Inc.	3,272,320
305,987	Avenue Income Credit Strategies Fund	5,385,371
235,228	BlackRock Corporate High Yield Fund, Inc.	2,883,895
1,519,314	BlackRock Credit Allocation Income Trust IV, Inc.	20,541,125
495,418	BlackRock Debt Strategies Fund, Inc.	2,031,214
585,188	BlackRock Enhanced Equity Dividend Trust	4,646,393
174,132	BlackRock Floating Rate Income Strategies Fund, Inc.	2,537,103
1,269,574	BlackRock Global Opportunities Equity Trust	18,573,868
446,005	BlackRock International Growth and Income Trust	3,594,800
346,948	BlackRock Multi-Sector Income Trust	6,158,327
174,992	BlackRock Municipal Target Term Trust	3,338,847
277,978	Blackstone/GSO Long-Short Credit Income Fund	4,895,193
126,100	Blackstone/GSO Strategic Credit Fund	2,234,492
653,052	Boulder Growth & Income Fund, Inc.	5,309,313
296,421	Boulder Total Return Fund, Inc.	7,211,923
99,251	Brookfield Total Return Fund, Inc.	2,403,859
194,191	Calamos Global Dynamic Income Fund	1,747,719
354,599	CBRE Clarion Global Real Estate Income Fund	2,960,902
158,676	Central Europe and Russia Fund, Inc.	4,168,403
571,703	Central Fund of Canada Ltd. - Class A	7,866,633
66,022	Central Securities Corp.	1,476,912
65,900	Clough Global Allocation Fund	1,000,362
506,421	Clough Global Equity Fund	7,809,012
1,481,039	Clough Global Opportunities Fund	18,877,027
61,855	Cohen & Steers Closed-End Opportunity Fund, Inc.	794,837
51,523	Cohen & Steers Quality Income Realty Fund, Inc.	542,537
143,776	Cohen & Steers REIT and Preferred Income Fund, Inc.	2,444,192
146,399	DWS High Income Trust	1,376,151
285,032	Eaton Vance Enhanced Equity Income Fund	3,725,368
205,539	Eaton Vance Limited Duration Income Fund	3,134,470
490,996	Eaton Vance Risk-Managed Diversified Equity Income Fund	5,548,255
122,573	Eaton Vance Short Duration Diversified Income Fund	1,861,884
337,897	First Trust High Income Long/Short Fund	5,990,914
74,766	First Trust Strategic High Income Fund II	1,191,022
367,245	Franklin Templeton Limited Duration Income Trust	4,792,547
331,384	General American Investors Co., Inc.	11,674,658
157,255	Global High Income Fund, Inc.	1,552,107

See Notes to Financial Statements.
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RiverNorth Core Opportunity Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Shares/Description		Value
35,766	Invesco California Value Municipal Income Trust	$422,039
603,864	Invesco Municipal Opportunity Trust	7,367,141
284,634	Invesco Municipal Trust	3,444,071
30,000	Invesco Quality Municipal Income Trust	354,300
46,752	Invesco Trust for Investment Grade Municipals	598,426
354,964	Invesco Van Kampen Dynamic Credit Opportunities Fund	4,593,234
235,980	Ivy High Income Opportunities Fund	4,313,714
3,372,257	Liberty All Star® Equity Fund	19,828,871
123,226	Macquarie Global Infrastructure Total Return Fund, Inc.	2,895,811
114,382	MFS Charter Income Trust	1,044,308
338,399	MFS Multimarket Income Trust	2,209,745
114,438	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,132,936
182,407	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2,393,180
91,568	Neuberger Berman High Yield Strategies Fund, Inc.	1,247,156
517,297	Neuberger Berman Real Estate Securities Income Fund, Inc.	2,441,642
1,274,620	NexPoint Credit Strategies Fund	14,110,043
12,353	Nuveen AMT-Free Municipal Income Fund	159,848
323,062	Nuveen Build American Bond Term Fund	6,338,476
93,497	Nuveen California AMT-Free Municipal Income Fund	1,243,510
812,762	Nuveen Credit Strategies Income Fund	7,729,367
105,913	Nuveen Dividend Advantage Municipal Fund	1,418,175
93,665	Nuveen Floating Rate Income Opportunity Fund	1,142,713
582,091	Nuveen Intermediate Duration Municipal Term Fund	6,961,808
28,321	Nuveen Investment Quality Municipal Fund, Inc.	399,893
437,275	Nuveen Mortgage Opportunity Term Fund	10,262,844
106,401	Nuveen Mortgage Opportunity Term Fund 2	2,484,463
305,771	Nuveen Municipal Advantage Fund, Inc.	3,968,908
130,123	Nuveen Municipal Market Opportunity Fund, Inc.	1,660,369
351,660	Nuveen Municipal Opportunity Fund, Inc.	4,838,842
381,421	Nuveen Preferred Income Opportunities Fund	3,543,401
56,255	Nuveen Premier Municipal Income Fund, Inc.	739,191
89,419	Nuveen Premium Income Municipal Fund, Inc.	1,172,283
409,122	Nuveen Premium Income Municipal Fund, Inc. 2	5,478,144
60,440	Nuveen Quality Income Municipal Fund, Inc.	803,248
130,362	Nuveen Quality Preferred Income Fund II	1,131,542
125,818	Nuveen Quality Preferred Income Fund III	1,053,097
28,993	Nuveen Select Quality Municipal Fund	383,867
614,879	PIMCO Dynamic Credit Income Fund	13,896,265
25,602	Prudential Global Short Duration High Yield Fund, Inc.	449,827
97,500	Putnam Municipal Opportunities Trust	1,108,575
378,278	Putnam Premier Income Trust	2,091,877
543,419	Royce Focus Trust, Inc.	4,325,615
72,406	Royce Global Value Trust, Inc.(a)	650,206
1,512,681	Royce Value Trust, Inc.	23,794,472
215,737	TCW Strategic Income Fund, Inc.	1,177,924
235,839	Templeton Global Income Fund	1,896,146

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	15

RiverNorth Core Opportunity Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Shares/Description		Value
2,643	The Denali Fund, Inc.	$54,076
41,909	The Gabelli Dividend & Income Trust	920,741
174,585	The Thai Fund, Inc.	1,890,756
1,044,196	Tri-Continental Corp.	20,967,456
72,011	Virtus Global Multi-Sector Income Fund	1,216,986
422,877	Wells Fargo Advantage Multi-Sector Income Fund	6,131,716
91,838	Western Asset Emerging Markets Debt Fund, Inc.	1,597,981
323,107	Western Asset Emerging Markets Income Fund, Inc.	3,987,140
231,317	Western Asset Global Corporate Defined Opportunity Fund, Inc.	4,207,656
160,979	Western Asset Managed High Income Fund, Inc.	922,410
331,536	Western Asset Worldwide Income Fund, Inc.	4,087,839
854,653	Zweig Total Return Fund, Inc.	12,016,421

TOTAL CLOSED-END FUNDS (Cost $424,581,349)		483,108,224

EXCHANGE-TRADED FUNDS - 19.34%
94,701	Guggenheim Russell Top 50® Mega Cap ETF	12,279,879
250,000	iShares® S&P 100® Index Fund	20,702,500
209,517	Market Vectors® Gold Miners ETF	4,945,649
305,240	PowerShares® FTSE RAFI Emerging Markets Portfolio	6,068,171
240,668	PowerShares® FTSE RAFI US 1000 Portfolio	20,370,115
208,267	SPDR® S&P 500® ETF Trust	38,948,012
60,753	Vanguard® MSCI EAFE ETF	2,507,276
501,375	Vanguard® MSCI Emerging Markets ETF	20,345,798
106,235	WisdomTree® Emerging Markets Local Debt Fund	4,872,999

TOTAL EXCHANGE-TRADED FUNDS (Cost $118,077,801)		131,040,399

HOLDING & INVESTMENT MANAGEMENT COMPANIES - 0.36%
12,100	Affiliated Managers Group, Inc.(a)	2,420,605

TOTAL HOLDING & INVESTMENT MANAGEMENT COMPANIES (Cost $634,253)		2,420,605

PREFERRED STOCKS - 0.23%
61,158	General American Investors Co., Inc., Series B, 5.950%	1,559,529

TOTAL PREFERRED STOCKS (Cost $1,444,152)		1,559,529

See Notes to Financial Statements.
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RiverNorth Core Opportunity Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Shares/Description		Value
SHORT-TERM INVESTMENTS - 8.64%
58,560,649	State Street Institutional Trust (7 Day Yield 0.00%)	$58,560,649

TOTAL SHORT-TERM INVESTMENTS (Cost $58,560,649)		58,560,649

TOTAL INVESTMENTS - 99.87% (Cost $603,298,204)		676,689,406
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.13%		891,339

NET ASSETS - 100.00%		$677,580,745

(a)	Non-income producing security.

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

FTSE - Financial Times Stock Exchange.

ETF - Exchange Traded Fund.

Ltd. - Limited.

MSCI – Morgan Stanley Capital International.

RAFI - Research Affiliates Fundamental Index.

REIT - Real Estate Investment Trust.

S&P – Standard & Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	17

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 35.74%
1,666,170	Aberdeen Asia-Pacific Income Fund, Inc.	$10,180,299
62,427	Aberdeen Global Income Fund, Inc.	677,333
613,981	Advent Claymore Convertible Securities and Income Fund II	4,641,696
398,296	Advent/Claymore Enhanced Growth & Income Fund	4,058,238
107,498	American Select Portfolio	1,067,993
17,811	Apollo Senior Floating Rate Fund, Inc.	325,051
80,053	BlackRock Build America Bond Trust	1,620,273
535,489	BlackRock Corporate High Yield Fund, Inc.	6,565,095
1,672,446	BlackRock Credit Allocation Income Trust IV, Inc.	22,611,470
2,981,788	BlackRock Debt Strategies Fund, Inc.	12,225,331
425,649	BlackRock Multi-Sector Income Trust	7,555,270
98,940	BlackRock Municipal Target Term Trust	1,887,775
280,637	Blackstone/GSO Strategic Credit Fund	4,972,888
134,755	Brookfield Mortgage Opportunity Income Fund, Inc.	2,266,579
57,981	Brookfield Total Return Fund, Inc.	1,404,300
17,020	Calamos Convertible and High Income Fund	229,430
108,708	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	2,587,250
205,534	DWS Global High Income Fund, Inc.	1,670,991
455,060	DWS High Income Opportunities Fund, Inc.	6,648,427
180,144	Eaton Vance Limited Duration Income Fund	2,747,196
130,639	Eaton Vance Municipal Bond Fund	1,551,991
234,339	Federated Enhanced Treasury Income Fund	3,194,041
204,882	First Trust High Income Long/Short Fund	3,632,558
97,105	First Trust Intermediate Duration Preferred & Income Fund	2,149,905
55,897	First Trust Strategic High Income Fund II	890,439
73,002	Franklin Templeton Limited Duration Income Trust	952,676
76,448	Global High Income Fund, Inc.	754,542
174,771	Helios Strategic Income Fund, Inc.	1,184,947
148,336	Invesco Advantage Municipal Income Trust II	1,630,213
54,030	Invesco California Value Municipal Income Trust	637,554
514,636	Invesco Municipal Opportunity Trust	6,278,559
664,717	Invesco Municipal Trust	8,043,076
232,723	Invesco Quality Municipal Income Trust	2,748,459
114,503	Invesco Trust for Investment Grade Municipals	1,465,638
42,967	Invesco Van Kampen Dynamic Credit Opportunities Fund	555,993
428,848	Legg Mason BW Global Income Opportunities Fund, Inc.	7,530,571
346,875	Managed High Yield Plus Fund, Inc.	735,375
364,102	MFS Charter Income Trust	3,324,251
256,054	MFS Multimarket Income Trust	1,672,033
105,250	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,041,975
783,502	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	10,279,546
102,573	Neuberger Berman High Yield Strategies Fund, Inc.	1,397,044
502,394	NexPoint Credit Strategies Fund	5,561,502
212,626	Nuveen Build America Bond Opportunity Fund	4,358,833

See Notes to Financial Statements.
18	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Shares/Description		Value
237,248	Nuveen California AMT-Free Municipal Income Fund	$3,155,398
1,192,244	Nuveen Credit Strategies Income Fund	11,338,240
1,366,318	Nuveen Diversified Currency Opportunities Fund	14,332,676
509,012	Nuveen Dividend Advantage Municipal Fund	6,815,671
89,709	Nuveen Floating Rate Income Opportunity Fund	1,094,450
258,747	Nuveen Global Income Opportunities Fund	2,993,703
389,031	Nuveen Intermediate Duration Municipal Term Fund	4,652,811
784,571	Nuveen Municipal Advantage Fund, Inc.	10,183,732
387,941	Nuveen Municipal Market Opportunity Fund, Inc.	4,950,127
181,343	Nuveen Municipal Opportunity Fund, Inc.	2,495,280
345,616	Nuveen Performance Plus Municipal Fund, Inc.	5,001,063
318,006	Nuveen Preferred Income Opportunities Fund	2,954,276
82,350	Nuveen Premier Municipal Income Fund, Inc.	1,082,079
424,433	Nuveen Premium Income Municipal Fund, Inc.	5,564,317
713,276	Nuveen Premium Income Municipal Fund, Inc. 2	9,550,766
121,427	Nuveen Quality Preferred Income Fund III	1,016,344
80,227	Nuveen Select Quality Municipal Fund	1,062,205
176,463	PIMCO Corporate & Income Opportunity Fund	3,186,922
1,347,512	PIMCO Dynamic Credit Income Fund	30,453,771
542,022	PIMCO Dynamic Income Fund	16,434,107
432,169	PIMCO Income Strategy Fund	5,069,342
1,167,973	PIMCO Income Strategy Fund II	12,146,919
105,525	PIMCO Municipal Income Fund II	1,223,035
183,598	Prudential Global Short Duration High Yield Fund, Inc.	3,225,817
46,653	Putnam High Income Securities Fund	390,486
724,706	Putnam Master Intermediate Income Trust	3,732,236
152,500	Putnam Municipal Opportunities Trust	1,733,925
1,971,601	Putnam Premier Income Trust	10,902,953
321,433	Strategic Global Income Fund, Inc.	2,960,398
333,251	Templeton Global Income Fund	2,679,338
51,213	The GDL Fund	564,879
202,701	The New America High Income Fund, Inc.	1,988,497
224,021	Virtus Global Multi-Sector Income Fund	3,785,955
288,801	Wells Fargo Advantage Multi-Sector Income Fund	4,187,614
136,821	Western Asset Emerging Markets Debt Fund, Inc.	2,380,685
384,834	Western Asset Emerging Markets Income Fund, Inc.	4,748,851
136,231	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,478,042
260,218	Western Asset High Income Opportunity Fund, Inc.	1,574,319
141,296	Western Asset High Yield Defined Opportunity Fund, Inc.	2,526,372
152,322	Western Asset Inflation Management Fund, Inc.	2,720,471
130,402	Western Asset Managed High Income Fund, Inc.	747,203
56,950	Western Asset Worldwide Income Fund, Inc.	702,193

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	19

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Shares/Description				Value
540,457	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund			$6,285,515

TOTAL CLOSED-END FUNDS (Cost $378,493,409)				384,587,589

EXCHANGE-TRADED FUNDS - 0.06%
14,400	WisdomTree® Emerging Markets Local Debt Fund			660,528

TOTAL EXCHANGE-TRADED FUNDS (Cost $648,877)				660,528

PREFERRED STOCKS - 1.94%
80,225	Apollo Commercial Real Estate Finance, Inc., 8.625%			2,034,506
177,122	Kayne Anderson MLP Investment Co., Series F, 3.500%			4,371,371
331,835	Kayne Anderson MLP Investment Co., Series E, 4.250%			8,448,519
76,371	The GDL Fund, Series B, 3.000%(a)			3,842,225
212,850	Tortoise Energy Capital Corp., 3.950%			2,188,098

TOTAL PREFERRED STOCKS (Cost $20,880,445)				20,884,719

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY SENIOR NOTES - 2.60%
328,850	Fifth Street Finance Corp.	6.13%	04/30/2028	7,872,669
371,811	Main Street Capital Corp.	6.13%	04/01/2023	9,146,551
201,216	Medley Capital Corp.	6.13%	03/30/2023	4,911,682
65,065	MVC Capital, Inc.	7.25%	01/15/2023	1,654,603
176,998	PennantPark Investment Corp.	6.25%	02/01/2025	4,382,470

TOTAL BUSINESS DEVELOPMENT COMPANY SENIOR NOTES (Cost $28,555,702)				27,967,975

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 3.29%
Australia - 0.07%
$675,000	Australia & New Zealand Banking Group Ltd.(b)	4.88%	01/12/2021	747,392

Austria - 0.12%
800,000	ESAL GmbH(b)	6.25%	02/05/2023	760,000

See Notes to Financial Statements.
20	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$600,000	ESAL GmbH(c)	6.25%	02/05/2023	$570,000

				1,330,000
Barbados - 0.02%
200,000	Columbus International, Inc.(b)	7.38%	03/30/2021	206,250

Bermuda - 0.07%
300,000	Digicel Group Ltd.(b)	7.13%	04/01/2022	304,125
400,000	Inkia Energy Ltd.(c)	8.38%	04/04/2021	436,000

				740,125
Brazil - 0.13%
1,500,000	OAS Financial Ltd.(a)(b)(d)	8.88%	Perpetual Maturity	1,413,750

Canada - 0.10%
725,000	Bank of Montreal	1.40%	09/11/2017	722,130
375,000	TransCanada PipeLines Ltd.	4.63%	03/01/2034	384,539

				1,106,669
Cayman Islands - 0.44%
500,000	AES Andres Dominicana Ltd.(b)	9.50%	11/12/2020	534,375
1,000,000	AES Andres Dominicana Ltd.(c)	9.50%	11/12/2020	1,068,750
150,000	Bantrab Senior Trust(c)	9.00%	11/14/2020	145,200
100,000	Braskem Finance Ltd.(c)(d)	7.38%	Perpetual Maturity	99,875
400,000	Cementos Progreso Trust(b)	7.13%	11/06/2023	419,000
300,000	Comcel Trust(b)	6.88%	02/06/2024	314,625
500,000	Grupo Aval Ltd.(c)	4.75%	09/26/2022	483,750
1,000,000	Industrial Senior Trust(b)	5.50%	11/01/2022	958,750
500,000	Industrial Senior Trust(c)	5.50%	11/01/2022	479,375
200,000	Odebrecht Finance Ltd.(c)(d)	7.50%	Perpetual Maturity	202,500

				4,706,200
Chile - 0.23%
400,000	Automotores Gildemeister SA(c)	8.25%	05/24/2021	300,000
1,100,000	CFR International SpA(c)	5.13%	12/06/2022	1,068,107
800,000	CorpGroup Banking SA(b)	6.75%	03/15/2023	788,000
400,000	SMU SA(b)	7.75%	02/08/2020	278,000

				2,434,107
Colombia - 0.12%
250,000	Banco GNB Sudameris SA(c)	7.50%	07/30/2022	258,750
100,000	Bancolombia SA	6.13%	07/26/2020	106,370
600,000	Pacific Rubiales Energy Corp.(b)	5.13%	03/28/2023	586,500
400,000	Pacific Rubiales Energy Corp.(c)	5.13%	03/28/2023	391,000

				1,342,620

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	21

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Costa Rica - 0.14%
$800,000	Instit Costa de Electric(b)	6.95%	11/10/2021	$852,000
600,000	Instit Costa de Electric(c)	6.95%	11/10/2021	639,000

				1,491,000
Curacao - 0.04%
470,000	Teva Pharmaceutical Finance Co. BV	2.95%	12/18/2022	437,693

France - 0.04%
410,000	Orange SA	2.75%	09/14/2016	425,268

Great Britain - 0.26%
213,000	BP Capital Markets PLC	4.75%	03/10/2019	237,112
125,000	BP Capital Markets PLC	2.50%	11/06/2022	116,787
638,000	British Telecommunications PLC	5.95%	01/15/2018	728,729
405,000	Diageo Capital PLC	1.50%	05/11/2017	408,092
1,000,000	Vedanta Resources PLC(b)	7.13%	05/31/2023	1,000,000
300,000	Vedanta Resources PLC(c)	8.25%	06/07/2021	319,312

				2,810,032
India - 0.04%
500,000	Reliance Industries Ltd.(c)(d)	5.88%	Perpetual Maturity	458,750

Israel - 0.01%
100,000	B Communications Ltd.(b)	7.38%	02/15/2021	105,500

Luxembourg - 0.19%
500,000	Cosan Luxembourg SA(b)	5.00%	03/14/2023	471,250
485,000	Covidien International Finance SA	2.95%	06/15/2023	460,570
70,000	Intelsat Luxembourg SA(b)	7.75%	06/01/2021	73,938
650,000	Minerva Luxembourg SA(b)	7.75%	01/31/2023	667,225
200,000	Minerva Luxembourg SA(b)(d)	8.75%	Perpetual Maturity	200,500
200,000	Minerva Luxembourg SA(c)	7.75%	01/31/2023	205,300

				2,078,783
Mexico - 0.39%
200,000	Credito Real SAB de CV(b)	7.50%	03/13/2019	208,000
300,000	Grupo Elektra SAB DE CV(c)	7.25%	08/06/2018	313,500
600,000	Grupo Idesa SA de CV(b)	7.88%	12/18/2020	626,250
300,000	Grupo KUO SAB De CV(c)	6.25%	12/04/2022	306,750
100,000	Ixe Banco SA(c)	9.25%	10/14/2020	118,500
300,000	Metalsa SA de CV(c)	4.90%	04/24/2023	279,000
1,000,000	Mexichem SAB de CV(c)	6.75%	09/19/2042	985,000
1,000,000	Mexico Generadora de Energia S de rl(c)	5.50%	12/06/2032	985,000
400,000	TV Azteca SAB de CV(c)	7.63%	09/18/2020	423,000

				4,245,000

See Notes to Financial Statements.
22	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Netherlands - 0.13%
$427,000	Koninklijke KPN NV	8.38%	10/01/2030	$577,009
900,000	VimpelCom Holdings BV(b)	5.95%	02/13/2023	832,500

				1,409,509
Norway - 0.06%
600,000	Corp. Pesquera Inca SAC(c)	9.00%	02/10/2017	612,000

Paraguay - 0.02%
150,000	Banco Regional SAECA(b)	8.13%	01/24/2019	161,250

Peru - 0.26%
450,000	Banco de Credito del Peru(a)(b)	6.13%	04/24/2027	469,125
200,000	Banco Internacional del Peru SAA(a)(b)	5.99%	03/19/2029	202,250
400,000	Banco Internacional del Peru SAA(a)(c)	8.50%	04/23/2070	429,000
300,000	Cia Minera Milpo SAA(b)	4.63%	03/28/2023	278,625
200,000	Corp. Azucarera del Peru SA(c)	6.38%	08/02/2022	182,250
100,000	Corp. Pesquera Inca SAC(b)	9.00%	02/10/2017	102,000
200,000	Maestro Peru SA(c)	6.75%	09/26/2019	179,500
500,000	Pesquera Exalmar SAA(b)	7.38%	01/31/2020	456,875
500,000	Pesquera Exalmar SAA(c)	7.38%	01/31/2020	456,875

				2,756,500
Russia - 0.26%
600,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC(c)	7.50%	09/26/2019	606,000
200,000	Gazprom Neft OAO Via GPN Capital SA(b)	6.00%	11/27/2023	196,750
1,600,000	Gazprom OAO Via Gaz Capital SA(c)	4.95%	02/06/2028	1,380,000
600,000	VTB Bank OJSC Via VTB Capital SA(c)	6.95%	10/17/2022	600,006

				2,782,756
South Korea - 0.06%
400,000	The Korea Development Bank	4.38%	08/10/2015	419,776
250,000	The Korea Development Bank	3.25%	03/09/2016	261,522

				681,298
Spain - 0.04%
400,000	Cemex Espana Luxembourg(c)	9.25%	05/12/2020	441,000

Turkey - 0.05%
600,000	Anadolu Efes Biracilik Ve Malt Sanayii AS(b)	3.38%	11/01/2022	500,700

TOTAL FOREIGN CORPORATE BONDS (Cost $35,899,936)				35,424,152

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	23

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
U.S. CORPORATE BONDS - 3.11%
Aerospace/Defense - 0.06%
$296,000	The Boeing Co.	6.88%	03/15/2039	$410,160
275,000	United Technologies Corp.	3.10%	06/01/2022	275,041

				685,201
Agriculture - 0.07%
785,000	Altria Group, Inc.	2.85%	08/09/2022	738,094

Airlines - 0.05%
490,000	Southwest Airlines Co.	5.13%	03/01/2017	537,778

Auto Manufacturers - 0.10%
285,000	Daimler Finance North America LLC(b)	1.13%	03/10/2017	283,172
635,000	Ford Motor Co.	7.45%	07/16/2031	816,948

				1,100,120
Auto Parts & Equipment - 0.06%
70,000	American Axle & Manufacturing, Inc.	6.63%	10/15/2022	76,212
75,000	Dana Holding Corp.	5.38%	09/15/2021	78,375
370,000	Delphi Corp.	4.15%	03/15/2024	370,356
70,000	The Goodyear Tire & Rubber Co.	7.00%	05/15/2022	78,050

				602,993
Banks - 0.32%
370,000	BB&T Corp.	2.25%	02/01/2019	370,333
75,000	CIT Group, Inc.	5.00%	08/15/2022	78,141
750,000	JPMorgan Chase & Co.	3.25%	09/23/2022	740,274
380,000	Morgan Stanley	3.75%	02/25/2023	378,351
575,000	PNC Funding Corp.	4.38%	08/11/2020	623,541
115,000	PNC Funding Corp.	3.30%	03/08/2022	115,970
320,000	The Goldman Sachs Group, Inc.	5.75%	01/24/2022	363,476
575,000	Wells Fargo & Co.	4.60%	04/01/2021	633,895
85,000	Wells Fargo & Co.	3.50%	03/08/2022	86,907

				3,390,888
Beverages - 0.04%
425,000	The Coca-Cola Co.	1.80%	09/01/2016	435,425

Biotechnology - 0.09%
455,000	Celgene Corp.	3.25%	08/15/2022	444,292
550,000	Gilead Sciences, Inc.	3.70%	04/01/2024	551,456

				995,748
Building Materials - 0.01%
70,000	Louisiana-Pacific Corp.	7.50%	06/01/2020	77,875

Chemicals - 0.13%
80,000	Ashland, Inc.	4.75%	08/15/2022	78,900
400,000	Braskem America Finance Co.(c)	7.13%	07/22/2041	383,500
415,000	Ecolab, Inc.	1.00%	08/09/2015	416,440
75,000	Hexion US Finance Corp.	6.63%	04/15/2020	78,000

See Notes to Financial Statements.
24	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$460,000	The Dow Chemical Co.	3.00%	11/15/2022	$438,132

				1,394,972
Commercial Services - 0.04%
75,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.50%	04/01/2023	75,937
65,000	RR Donnelley & Sons Co.	7.88%	03/15/2021	74,750
70,000	Safway Group Holding LLC / Safway Finance Corp.(b)	7.00%	05/15/2018	74,900
75,000	Service Corp. International(b)	5.38%	01/15/2022	76,313
65,000	United Rentals North America, Inc.	7.63%	04/15/2022	73,206

				375,106
Cosmetics/Personal Care - 0.01%
75,000	Revlon Consumer Products Corp.	5.75%	02/15/2021	75,750

Distribution/Wholesale - 0.04%
330,000	Arrow Electronics, Inc.	3.38%	11/01/2015	340,704
70,000	HD Supply, Inc.	7.50%	07/15/2020	76,737

				417,441
Diversified Financial Services - 0.23%
440,000	American Express Credit Corp.	2.13%	07/27/2018	442,623
285,000	American Express Credit Corp.	2.13%	03/18/2019	284,267
700,000	General Electric Capital Corp.	2.90%	01/09/2017	733,091
75,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.(b)	4.88%	03/15/2019	76,500
664,000	National Rural Utilities Cooperative Finance Corp.	10.38%	11/01/2018	896,375
70,000	Nuveen Investments, Inc.(b)	9.50%	10/15/2020	74,900

				2,507,756
Electric - 0.13%
350,000	Duke Energy Corp.	3.55%	09/15/2021	358,115
447,000	MidAmerican Energy Holdings Co.	6.50%	09/15/2037	554,625
510,000	Southern Power Co.	4.88%	07/15/2015	536,333

				1,449,073
Entertainment - 0.01%
70,000	Cinemark USA, Inc.	7.38%	06/15/2021	77,962

Environmental Control - 0.05%
460,000	Waste Management, Inc.	6.13%	11/30/2039	558,573

Food - 0.17%
75,000	Hawk Acquisition Sub, Inc.(b)	4.25%	10/15/2020	73,969
280,000	Kellogg Co.	7.45%	04/01/2031	370,182
70,000	Post Holdings, Inc.(b)	7.38%	02/15/2022	75,600
75,000	Smithfield Foods, Inc.(b)	5.88%	08/01/2021	78,000
540,000	The Kroger Co.	3.40%	04/15/2022	535,212
700,000	Tyson Foods, Inc.	4.50%	06/15/2022	731,506

				1,864,469

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	25

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Healthcare-Products - 0.08%
$75,000	Alere, Inc.	6.50%	06/15/2020	$79,125
235,000	Baxter International, Inc.	3.20%	06/15/2023	229,713
445,000	Becton Dickinson and Co.	3.13%	11/08/2021	452,458
70,000	Biomet, Inc.	6.50%	08/01/2020	75,740

				837,036
Healthcare-Services - 0.09%
75,000	DaVita HealthCare Partners, Inc.	5.75%	08/15/2022	80,250
40,000	HCA, Inc.	3.75%	03/15/2019	40,250
70,000	IASIS Healthcare LLC / IASIS Capital Corp.	8.38%	05/15/2019	75,075
75,000	Select Medical Corp.	6.38%	06/01/2021	76,500
713,000	WellPoint, Inc.	2.30%	07/15/2018	715,890

				987,965
Home Builders - 0.01%
70,000	Toll Brothers Finance Corp.	5.88%	02/15/2022	75,250
75,000	WCI Communities, Inc.(b)	6.88%	08/15/2021	78,000

				153,250
Household Products - 0.01%
75,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	5.75%	10/15/2020	78,937
70,000	Spectrum Brands, Inc.	6.63%	11/15/2022	76,563

				155,500
Insurance - 0.12%
480,000	Liberty Mutual Group, Inc.(b)	6.50%	05/01/2042	570,695
250,000	MetLife, Inc.	6.38%	06/15/2034	315,181
100,000	MetLife, Inc.	5.70%	06/15/2035	116,262
275,000	MetLife, Inc.	5.88%	02/06/2041	327,233

				1,329,371
Internet - 0.01%
70,000	Equinix, Inc.	7.00%	07/15/2021	78,312

Iron/Steel - 0.05%
560,000	Glencore Funding LLC(b)	2.50%	01/15/2019	541,519

Leisure Time - 0.00%(e)
25,000	NCL Corp. Ltd.	5.00%	02/15/2018	26,063

Lodging - 0.04%
70,000	MGM Resorts International	6.63%	12/15/2021	77,087
315,000	Wynn Las Vegas LLC	7.75%	08/15/2020	352,013

				429,100
Machinery-Construction & Mining - 0.01%
70,000	Terex Corp.	6.00%	05/15/2021	75,250

Machinery-Diversified - 0.01%
65,000	The Manitowoc Co., Inc.	8.50%	11/01/2020	73,288

See Notes to Financial Statements.
26	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Media - 0.04%
$380,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	4.45%	04/01/2024	$381,891
70,000	Gray Television, Inc.	7.50%	10/01/2020	76,300

				458,191
Mining - 0.07%
900,000	Southern Copper Corp.	5.25%	11/08/2042	775,040

Miscellaneous Manufacturing - 0.03%
340,000	Illinois Tool Works, Inc.	3.38%	09/15/2021	348,260

Office/Business Equipment - 0.03%
340,000	Xerox Corp.	4.25%	02/15/2015	350,405

Oil & Gas - 0.27%
300,000	ConocoPhillips	6.50%	02/01/2039	395,601
615,000	Devon Energy Corp.	6.30%	01/15/2019	721,233
317,000	Halliburton Co.	6.15%	09/15/2019	375,606
308,000	Marathon Petroleum Corp.	5.13%	03/01/2021	342,989
70,000	Newfield Exploration Co.	5.75%	01/30/2022	74,725
70,000	Oasis Petroleum, Inc.(b)	6.88%	03/15/2022	76,125
310,000	Phillips 66	5.88%	05/01/2042	359,968
60,000	SM Energy Co.(b)	5.00%	01/15/2024	58,650
75,000	Ultra Petroleum Corp.(b)	5.75%	12/15/2018	78,938
330,000	Valero Energy Corp.	6.13%	02/01/2020	383,790

				2,867,625
Packaging & Containers - 0.01%
70,000	Sealed Air Corp.(b)	6.50%	12/01/2020	77,525

Pharmaceuticals - 0.05%
70,000	Forest Laboratories, Inc.(b)	4.38%	02/01/2019	73,762
370,000	Novartis Capital Corp.	3.40%	05/06/2024	370,394
70,000	Valeant Pharmaceuticals International, Inc.(b)	7.50%	07/15/2021	79,100

				523,256
Pipelines - 0.09%
80,000	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp.	4.75%	11/15/2021	76,400
265,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	318,363
25,000	Kinder Morgan Energy Partners LP	6.50%	09/01/2039	28,470
330,000	ONEOK Partners LP	6.13%	02/01/2041	371,737
70,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.	8.25%	04/15/2018	73,194
75,000	Regency Energy Partners LP / Regency Energy Finance Corp.	5.50%	04/15/2023	75,937

				944,101
REITS - 0.07%
355,000	Boston Properties LP	4.13%	05/15/2021	373,832

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	27

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$30,000	MPT Operating Partnership LP / MPT Finance Corp.	6.38%	02/15/2022	$32,250
310,000	Simon Property Group LP	5.65%	02/01/2020	359,847

				765,929
Retail - 0.11%
385,000	Macy’s Retail Holdings, Inc.	2.88%	02/15/2023	361,234
75,000	Sally Holdings LLC / Sally Capital, Inc.	5.75%	06/01/2022	79,687
700,000	Wal-Mart Stores, Inc.	3.25%	10/25/2020	728,137

				1,169,058
Software - 0.11%
70,000	Activision Blizzard, Inc.(b)	5.63%	09/15/2021	75,075
395,000	Microsoft Corp.	2.13%	11/15/2022	366,421
225,000	Oracle Corp.	1.20%	10/15/2017	223,465
475,000	Oracle Corp.	2.38%	01/15/2019	481,343

				1,146,304
Telecommunications - 0.13%
350,000	AT&T, Inc.	5.35%	09/01/2040	358,949
540,000	Motorola Solutions, Inc.	6.00%	11/15/2017	617,863
70,000	SBA Communications Corp.	5.63%	10/01/2019	73,675
330,000	Verizon Communications, Inc.	2.50%	09/15/2016	341,941

				1,392,428
Toys/Games/Hobbies - 0.03%
335,000	Mattel, Inc.	2.50%	11/01/2016	346,010

Transportation - 0.03%
375,000	Burlington Northern Santa Fe LLC	3.00%	03/15/2023	354,667

TOTAL U.S. CORPORATE BONDS (Cost $33,527,793)				33,490,677

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.19%
698,000	Corp. Andina de Fomento	3.75%	01/15/2016	731,199
540,000	Mexico Government International Bond	4.00%	10/02/2023	546,075
675,000	Pemex Project Funding Master Trust	6.63%	06/15/2035	752,625

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $2,088,855)				2,029,899

COLLATERALIZED LOAN OBLIGATIONS - 0.59%
500,000	ARES CLO Ltd. Series 2012-2A(a)(b)	4.87%	10/12/2023	502,390

See Notes to Financial Statements.
28	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$500,000	BlueMountain CLO Ltd. Series 2012-1A(a)(b)	5.74%	07/20/2023	$494,901
	Brookside Mill CLO Ltd.
250,000	Series 2013-1A(a)(b)	2.94%	04/17/2025	246,911
500,000	Series 2013-1A(a)(b)	3.29%	04/17/2025	472,326
500,000	Series 2013-1A(a)(b)	4.64%	04/17/2025	459,892
500,000	Galaxy XV CLO Ltd. Series 2013-15A(a)(b)	3.64%	04/15/2025	486,969
250,000	GoldenTree Loan Opportunities IV Ltd. Series 2007-4A(a)(b)	4.49%	08/18/2022	248,854
500,000	Magnetite IV CLO Ltd. Series 2012-7A(a)(b)	5.49%	01/15/2025	486,444
	Nomad CLO Ltd.
250,000	Series 2013-1A(a)(b)	3.19%	01/15/2025	249,219
250,000	Series 2013-1A(a)(b)	3.74%	01/15/2025	244,091
	Octagon Investment Partners XVI Ltd.
500,000	Series 2013-1A(a)(b)	3.59%	07/17/2025	484,811
500,000	Series 2013-1A(a)(b)	4.74%	07/17/2025	463,358
500,000	OHA Intrepid Leveraged Loan Fund Ltd. Series 2013-1AR(a)(b)	3.29%	04/20/2021	500,278
500,000	Venture X CLO Ltd. Series 2012-10A(a)(b)	4.44%	07/20/2022	501,241
500,000	WhiteHorse III Ltd. Corp. Series 2006-1A(a)(b)	2.09%	05/01/2018	496,257

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,287,960)				6,337,942

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 25.69%
	Adjustable Rate Mortgage Trust
2,772,566	Series 2005-1(a)	2.74%	05/25/2035	2,624,453
2,276,208	Series 2005-7(a)	3.03%	10/25/2035	2,072,899
	Alternative Loan Trust
794,487	Series 2005-20CB	5.50%	07/25/2035	727,448
322,849	Series 2005-54CB	5.50%	11/25/2035	282,479
1,000,000	Series 2005-6CB	5.50%	04/25/2035	1,001,637
642,485	Series 2005-85CB(a)	21.07%	02/25/2036	812,979
3,042,299	Series 2005-85CB(a)	1.25%	02/25/2036	2,511,159
775,968	Series 2005-86CB	5.50%	02/25/2036	683,842
1,601,465	Series 2005-9CB(a)	4.90%	05/25/2035	205,916
901,726	Series 2005-9CB(a)	0.65%	05/25/2035	750,702
599,597	Series 2006-12CB(a)	5.75%	05/25/2036	492,907
2,777,777	Series 2006-15CB	6.50%	06/25/2036	2,221,288

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	29

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$378,235	Series 2006-30T1	6.25%	11/25/2036	$332,628
304,904	Series 2006-32CB	5.50%	11/25/2036	266,404
578,039	Series 2006-36T2(a)	27.35%	12/25/2036	780,466
2,236,574	Series 2007-19	6.00%	08/25/2037	1,866,971
7,388,162	Series 2007-20	6.25%	08/25/2047	6,374,380
2,443,671	Series 2007-23CB(a)	6.35%	09/25/2037	538,793
2,559,265	Series 2007-23CB(a)	0.65%	09/25/2037	1,837,368
233,502	American Home Mortgage Investment Trust Series 2007-A(b)(f)	6.10%	01/25/2037	153,850
	BAMLL Commercial Mortgage Securities Trust
200,000	Series 2012-CLRN(a)(b)	1.76%	08/15/2014	200,172
300,000	Series 2012-CLRN(a)(b)	2.86%	08/15/2014	300,896
	Banc of America Alternative Loan Trust
135,444	Series 2005-6	6.00%	07/25/2035	127,899
246,070	Series 2005-6	5.50%	07/25/2035	243,463
500,000	Banc of America Commercial Mortgage Trust Series 2007-5(a)	5.77%	10/10/2017	542,884
	Banc of America Funding Corp.
905,691	Series 2006-2	5.50%	03/25/2036	928,169
2,605,380	Series 2006-A(a)	2.75%	02/20/2036	2,177,277
1,534,394	Series 2008-R2(b)	6.00%	09/25/2037	1,618,269
	BCAP LLC Trust
305,601	Series 2007-AA2(a)	7.50%	04/25/2037	264,868
198,280	Series 2007-AA2	6.00%	04/25/2037	174,000
500,000	Series 2010-RR6(a)(b)	5.98%	11/26/2014	503,516
	Bear Stearns ALT-A Trust
2,673,145	Series 2004-11(a)	2.72%	11/25/2034	2,348,863
2,608,748	Series 2005-3(a)	2.47%	04/25/2035	2,052,166
2,588,753	Series 2006-6(a)	4.43%	11/25/2036	1,985,131
	Bear Stearns Asset-Backed Securities Trust
863,601	Series 2005-HE3(a)	1.17%	03/25/2035	845,425
3,861,442	Series 2006-AC1(f)	5.75%	02/25/2036	3,250,636
1,015,661	Chase Mortgage Finance Trust Series 2007-S3	5.50%	05/25/2037	983,291
6,397,007	CHL Mortgage Pass-Through Trust 2006-18 Series 2006-18	6.00%	12/25/2036	5,905,467
	Citicorp Mortgage Securities Trust
1,725,928	Series 2007-1	6.00%	01/25/2037	1,772,287
926,639	Series 2007-2	5.50%	02/25/2037	926,623

See Notes to Financial Statements.
30	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$63,000	Citigroup Commercial Mortgage Trust Series 2004-C1(a)	5.41%	04/15/2040	$62,969
	Citigroup Mortgage Loan Trust, Inc.
1,504,953	Series 2006-WF1(f)	5.62%	03/25/2036	1,022,051
2,088,202	Series 2007-OPX1(f)	6.33%	01/25/2037	1,297,523
2,000,000	Series 2008-AR4(a)(b)	2.70%	11/25/2038	1,693,638
1,400,000	Series 2008-AR4(a)(b)	2.74%	11/25/2038	1,356,984
1,485,358	Series 2010-8(a)(b)	8.47%	11/25/2036	1,300,819
4,140,169	Series 2010-8(a)(b)	7.83%	12/25/2036	3,483,250
	Citigroup/Deutsche Bank Commercial Mortgage Trust
1,100,000	Series 2007-CD4(a)	5.37%	12/11/2049	1,156,092
26,079,096	Series 2007-CD5(a)(b)	0.17%	11/15/2044	34,790
	CitiMortgage Alternative Loan Trust
1,502,071	Series 2007-A1	6.00%	01/25/2037	1,256,165
295,869	Series 2007-A1(a)	5.25%	01/25/2037	41,375
531,969	Series 2007-A3(a)	5.25%	03/25/2037	85,274
231,158	Series 2007-A3(a)	6.00%	03/25/2037	205,213
1,844,203	Series 2007-A4	5.75%	04/25/2037	1,605,289
1,583,305	Series 2007-A6	5.50%	06/25/2037	1,311,065
	Commercial Mortgage Pass-Through Certificates
1,026,141	Series 2010-C1(a)(b)	2.34%	07/10/2046	34,931
500,000	Series 2014-CR15(a)(b)	4.77%	02/10/2047	462,354
	Commercial Mortgage Trust
10,000	Series 2004-FL2A(a)(b)	0.56%	11/05/2019	9,925
500,000	Series 2007-GG11(a)	6.06%	12/10/2049	506,165
400,000	Series 2007-GG9	5.48%	03/10/2039	428,301
2,500,000	Countrywide Asset-Backed Certificates Series 2005-12(f)	5.27%	02/25/2036	2,557,547
	Countrywide Home Loan Mortgage Pass-Through Trust
300,000	Series 2005-J4	5.50%	11/25/2035	299,335
933,727	Series 2007-17	6.00%	10/25/2037	918,388
961,200	Series 2007-3	6.00%	04/25/2037	886,136
1,303,073	Series 2007-7	5.75%	06/25/2037	1,202,919
	Credit Suisse First Boston Mortgage Securities Corp.
192,611	Series 1998-C2(a)(b)	6.75%	11/15/2030	199,273
161,008	Series 2005-10	5.50%	11/25/2035	142,083
142,660	Series 2005-8	5.50%	08/25/2025	137,699
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(f)	5.70%	09/25/2036	3,203,637
205,974	Series 2007-1(a)	5.90%	05/25/2037	115,116

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	31

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	CSMC Mortgage-Backed Trust
$390,660	Series 2006-1	6.00%	02/25/2036	$297,904
230,817	Series 2006-4	5.50%	05/25/2021	219,882
1,452,374	Series 2006-5	6.25%	06/25/2036	863,644
166,489	Series 2006-9	6.00%	11/25/2036	171,639
5,326,051	Series 2007-1	6.00%	02/25/2037	4,707,430
48,952	Series 2007-2	5.00%	03/25/2037	48,575
758,308	Series 2007-3(a)	5.84%	04/25/2037	441,674
120,893	Series 2007-4	6.00%	06/25/2037	110,567
500,000	Series 2007-C4(a)	5.76%	09/15/2039	539,707
2,636,763	Series 2010-7R(a)(b)	6.87%	04/26/2037	2,525,122
650,000	DBRR Trust Series 2012-EZ1 B(b)	1.39%	09/25/2045	650,455
	Del Coronado Trust
500,000	Series 2013-HDC D(a)(b)	2.10%	03/15/2018	497,436
500,000	Series 2013-HDC E(a)(b)	2.80%	03/15/2018	494,471
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
745,946	Series 2005-6(a)	4.93%	12/25/2035	101,329
335,788	Series 2005-6(a)	1.55%	12/25/2035	240,765
4,080,410	Series 2007-1(a)	0.29%	08/25/2037	3,292,319
261,710	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2006-PR1(a)(b)	11.91%	04/15/2036	315,685
	First Horizon Alternative Mortgage Securities Trust
199,408	Series 2005-FA6	5.50%	09/25/2035	184,409
202,185	Series 2006-FA7	6.25%	12/25/2036	176,280
345,027	Series 2007-FA2	6.00%	04/25/2037	279,222
5,141,935	First Horizon Mortgage Pass-Through Trust Series 2007-AR3(a)	2.40%	11/25/2037	4,394,864
	GS Mortgage Securities Trust
14,224,964	Series 2006-GG6(a)(b)	0.05%	04/10/2038	11,096
573,981	Series 2011-GC3(a)(b)	1.09%	03/10/2021	22,157
3,864,921	Series 2011-GC5(a)(b)	1.72%	08/10/2044	263,622
	GSAA Home Equity Trust
452,795	Series 2005-7(a)	4.48%	05/25/2035	468,840
772,777	Series 2006-18(f)	5.68%	11/25/2036	436,271
256,267	Series 2006-6(a)	5.49%	03/25/2036	156,870
1,334,469	Series 2007-2(f)	6.10%	03/25/2037	772,709
3,750,627	Series 2007-8(a)	0.50%	08/25/2037	3,193,944
	GSR Mortgage Loan Trust
1,592,592	Series 2005-AR4(a)	5.21%	07/25/2035	1,594,312

See Notes to Financial Statements.
32	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$4,319,671	Series 2006-2F	5.25%	02/25/2036	$3,662,118
3,328,125	Series 2007-AR2(a)	2.84%	05/25/2037	2,783,131
404,144	HSI Asset Loan Obligation Trust Series 2007-2	5.50%	09/25/2037	407,433
3,334,163	IndyMac IMJA Mortgage Loan Trust Series 2007-A1	6.00%	08/25/2037	2,914,462
5,999,873	IndyMac IMSC Mortgage Loan Trust Series 2007-F2	6.50%	07/25/2037	4,241,322
	IndyMac Index Mortgage Loan Trust
7,216,023	Series 2005-AR31(a)	2.42%	01/25/2036	6,201,941
2,769,458	Series 2005-AR35(a)	4.82%	02/25/2036	2,315,558
7,401,304	Series 2006-AR25(a)	2.71%	09/25/2036	5,582,862
1,644,090	Series 2007-FLX1(a)	0.33%	02/25/2037	1,560,337
	JP Morgan Alternative Loan Trust
712,743	Series 2005-S1	6.00%	12/25/2035	642,735
216,681	Series 2006-S1	5.00%	02/25/2021	207,293
1,819,088	Series 2006-S3(f)	6.12%	08/25/2036	1,767,831
	JP Morgan Chase Commercial Mortgage Securities Corp.
400,000	Series 2005-CB12(a)	4.97%	09/12/2037	398,139
7,274,866	Series 2006-LDP8(a)	0.54%	05/15/2045	85,051
600,000	Series 2007-CB19(a)	5.71%	05/12/2017	652,987
4,000,000	Series 2007-CH1(f)	5.36%	05/25/2015	3,879,780
4,312,503	Series 2012-C8(a)	2.15%	09/15/2022	479,753
497,208	JP Morgan Mortgage Acquisition Corp. Series 2006-CH2(f)	5.46%	10/25/2036	389,392
	JP Morgan Mortgage Trust
431,085	Series 2007-S3	6.00%	07/25/2037	385,589
2,396,271	Series 2007-S3	6.00%	07/25/2037	2,145,353
3,580,032	JP Morgan Resecuritization Trust Series 2011-1(a)(b)	6.38%	06/26/2037	3,037,265
	LB-UBS Commercial Mortgage Trust
4,574,416	Series 2006-C7(a)(b)	0.66%	11/15/2038	69,499
3,430,812	Series 2006-C7(a)(b)	0.66%	11/15/2038	52,728
	Lehman Mortgage Trust
1,345,180	Series 2006-6	5.50%	10/25/2036	1,120,424
4,251,967	Series 2006-7(a)	0.40%	11/25/2036	545,089
4,251,967	Series 2006-7(a)	7.60%	11/25/2036	1,226,851
2,542,401	Series 2006-8(a)	0.57%	12/25/2036	1,233,047
2,542,401	Series 2006-8(a)	6.43%	12/25/2036	605,338
2,841,097	Series 2007-10	6.00%	01/25/2038	2,702,585
737,191	Series 2007-10	6.50%	01/25/2038	616,761
1,105,126	Lehman XS Trust Series 2006-5(f)	5.89%	04/25/2036	1,035,785

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	33

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	MASTR Asset Securitization Trust
$152,284	Series 2003-1	5.75%	02/25/2033	$152,316
201,097	Series 2003-2	5.75%	04/25/2033	201,055
36,325	ML-CFC Commercial Mortgage Trust Series 2007-8(a)	5.83%	03/12/2017	37,063
	Morgan Stanley Bank of America Merrill Lynch Trust
4,894,732	Series 2012-C5(a)(b)	1.88%	07/15/2022	447,986
300,000	Series 2014-C14(a)(b)	4.84%	02/15/2024	271,922
	Morgan Stanley Capital I Trust
500,000	Series 2006-HQ8(a)	5.50%	03/12/2044	520,117
500,000	Series 2007-HQ11(a)	5.51%	02/12/2044	526,089
28,064	Series 2007-HQ12(a)	0.49%	04/12/2049	27,738
900,000	Series 2007-IQ13	5.41%	03/15/2017	981,673
9,569,506	Series 2011-C1(a)(b)	0.93%	09/15/2047	210,902
	Morgan Stanley Mortgage Loan Trust
6,507,450	Series 2005-3AR(a)	2.59%	07/25/2035	5,663,850
371,471	Series 2006-11	6.00%	08/25/2036	304,879
2,266,565	Series 2006-7(a)	5.44%	06/25/2036	1,966,762
1,977,949	Series 2006-7	6.00%	06/25/2036	1,693,700
685,748	Series 2007-3XS(f)	5.70%	01/25/2047	492,169
741,626	Morgan Stanley Re-REMIC Trust Series 2011-R1(a)(b)	5.94%	02/26/2037	788,565
2,000,000	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AP3(a)	5.32%	08/25/2035	1,563,710
3,077,952	PHH Alternative Mortgage Trust Series 2007-2	6.00%	05/25/2037	2,614,102
	Prime Mortgage Trust
237,886	Series 2006-1	5.50%	06/25/2036	221,719
146,090	Series 2006-DR1(b)	5.50%	05/25/2035	146,363
499,477	RBSGC Structured Trust Series 2008-B(b)	6.00%	06/25/2037	465,477
	Residential Accredit Loans, Inc.
532,534	Series 2004-QS15	5.25%	11/25/2034	560,675
4,208,831	Series 2005-QS17	6.00%	12/25/2035	3,701,806
7,757,111	Series 2006-QA5(a)	0.37%	07/25/2036	5,091,799
723,091	Series 2006-QS4	6.00%	04/25/2036	580,589
2,298,449	Series 2006-QS6	6.00%	06/25/2036	1,877,359
1,637,666	Series 2006-QS6	6.00%	06/25/2036	1,337,636
222,310	Series 2006-QS7(a)	0.55%	06/25/2036	148,201
666,930	Series 2006-QS7(a)	5.45%	06/25/2036	93,606
4,228,681	Series 2006-QS7	6.00%	06/25/2036	3,425,016
842,928	Series 2006-QS8(a)	5.40%	08/25/2036	115,639

See Notes to Financial Statements.
34	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$280,976	Series 2006-QS8(a)	0.60%	08/25/2036	$180,022
5,436,066	Series 2007-QS3	6.50%	02/25/2037	4,587,458
171,680	Series 2007-QS6	6.25%	04/25/2037	141,381
24,189	Series 2007-QS6(a)	53.71%	04/25/2037	51,343
457,316	Series 2008-QR1	6.00%	08/25/2036	355,439
	Residential Asset Mortgage Products, Inc.
81,426	Series 2004-RS4(a)	5.07%	04/25/2034	83,626
1,379,787	Series 2006-RS5(a)	0.32%	09/25/2036	1,318,065
	Residential Asset Securities Corp.
6,444,246	Series 2006-EMX6(a)	0.30%	05/25/2036	5,592,736
2,797,732	Series 2007-KS4(a)	0.33%	05/25/2037	2,715,350
	Residential Asset Securitization Trust
928,159	Series 2006-A1	6.00%	04/25/2036	777,100
1,880,750	Series 2006-A2	6.00%	05/25/2036	1,548,841
1,267,955	Series 2006-A6	6.50%	07/25/2036	852,035
8,824,889	Series 2006-A7CB	6.25%	07/25/2036	8,076,971
460,038	Series 2006-A8(a)	5.75%	08/25/2036	91,870
845,884	Series 2006-A8	6.00%	08/25/2036	789,500
217,276	Series 2006-A8	6.50%	08/25/2036	149,901
2,688,246	Series 2007-A1	6.00%	03/25/2037	2,096,856
4,785,064	Series 2007-A2	6.00%	04/25/2037	4,258,879
173,637	Series 2007-A6	6.00%	06/25/2037	155,629
4,488,075	Series 2007-A7	6.00%	07/25/2037	3,690,598
	Residential Funding Mortgage Securities I, Inc.
2,704,254	Series 2006-S3	5.50%	03/25/2036	2,462,734
645,085	Series 2006-S6	6.00%	07/25/2036	596,436
4,571,188	Series 2006-S6	6.00%	07/25/2036	4,158,601
1,130,705	Series 2007-S3	6.00%	03/25/2037	1,049,506
941,975	Series 2007-S6	6.00%	06/25/2037	863,849
561,658	RREF 2013 LT2 LLC Series 2013-LT2 A(b)	2.83%	12/20/2015	561,004
5,539,377	Sequoia Mortgage Trust Series 2007-3(a)	2.45%	07/20/2037	4,551,568
78,853	SMA Issuer I LLC Series 2012-LV1(b)	3.50%	09/20/2014	78,747
2,148,170	Structured Adjustable Rate Mortgage Loan Trust Series 2005-15(a)	2.50%	07/25/2035	1,725,992
	Structured Asset Securities Corp.
434,369	Series 2005-RF1(a)(b)	0.50%	03/25/2035	367,515
434,369	Series 2005-RF1(a)(b)	5.29%	03/25/2035	64,350

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	35

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,899,389	TBW Mortgage-Backed Trust Series 2006-2	7.00%	07/25/2036	$950,741
	Wachovia Bank Commercial Mortgage Trust
16,849,619	Series 2006-C27(a)(b)	0.26%	07/15/2045	116,481
400,000	Series 2006-C28(a)	5.63%	10/15/2048	402,554
1,541,851	Series 2006-C29(a)	0.40%	11/15/2048	15,412
500,000	Series 2007-C33(a)	5.93%	07/15/2017	555,508
	Washington Mutual Alternative Mortgage Pass-Through Certificates
4,377,797	Series 2005-1	6.00%	03/25/2035	4,397,939
161,888	Series 2005-9	5.50%	11/25/2035	132,899
1,100,873	Series 2006-5	6.00%	07/25/2036	836,575
	Wells Fargo Alternative Loan Trust
1,837,255	Series 2007-PA2(a)	0.59%	06/25/2037	1,380,414
1,837,255	Series 2007-PA2(a)	5.92%	06/25/2037	312,951
749,042	Series 2007-PA3	5.75%	07/25/2037	681,592
	Wells Fargo Mortgage-Backed Securities Trust
4,760,385	Series 2005-12	5.50%	11/25/2035	4,841,121
1,892,803	Series 2006-11	6.00%	09/25/2036	1,842,031
553,216	Series 2006-2	5.50%	03/25/2036	533,270
239,460	Series 2006-2	5.75%	03/25/2036	245,921
2,024,404	Series 2007-13	6.00%	09/25/2037	2,081,041
2,213,617	Series 2007-14	6.00%	10/25/2037	2,265,934
1,986,741	Series 2007-2	6.00%	03/25/2037	1,903,083
992,818	Series 2007-5	5.50%	05/25/2037	1,050,644
4,871,241	WF-RBS Commercial Mortgage Trust Series 2012-C9(a)(b)	2.25%	11/15/2045	592,002

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $242,581,994)				276,490,314

U.S. GOVERNMENT BONDS AND NOTES - 2.70%
5,800,000	U.S. Treasury Bonds	1.63%	08/15/2022	5,394,453
3,250,000	U.S. Treasury Bonds	2.75%	11/15/2023	3,265,236
3,200,000	U.S. Treasury Bonds	3.75%	08/15/2041	3,334,499
4,200,000	U.S. Treasury Notes	0.25%	05/31/2014	4,201,558
2,800,000	U.S. Treasury Notes	0.13%	07/31/2014	2,800,711
1,450,000	U.S. Treasury Notes	1.50%	01/31/2019	1,437,823
4,550,000	U.S. Treasury Notes	1.00%	08/31/2019	4,343,116

See Notes to Financial Statements.
36	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$4,300,000	U.S. Treasury Notes	1.88%	06/30/2020	$4,237,349

TOTAL U.S. GOVERNMENT BONDS AND NOTES (Cost $29,184,745)				29,014,745

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 13.17%
	Federal Home Loan Mortgage Corp. Pool
976,757	Series Pool #G01840	5.00%	07/01/2035	1,067,249
431,802	Series Pool #G04817	5.00%	09/01/2038	469,498
	Federal Home Loan Mortgage Corp. REMICS
3,813,947	Series 2003-2722(a)	9.72%	12/15/2033	4,341,805
881,433	Series 2005-R003	5.50%	10/15/2035	976,030
4,500,437	Series 2006-3244(a)	6.51%	11/15/2036	774,233
241,281	Series 2007-3261(a)	6.28%	01/15/2037	39,203
1,749,372	Series 2007-3262(a)	6.25%	01/15/2037	216,670
3,182,920	Series 2007-3301(a)	5.95%	04/15/2037	423,271
2,365,239	Series 2007-3303(a)	5.95%	04/15/2037	305,050
4,460,165	Series 2007-3303(a)	5.93%	04/15/2037	559,345
2,273,868	Series 2007-3382(a)	5.85%	11/15/2037	263,227
2,321,268	Series 2007-3384(a)	6.16%	08/15/2036	303,719
1,664,546	Series 2007-3384(a)	6.24%	11/15/2037	212,394
1,716,417	Series 2008-3417(a)	6.03%	02/15/2038	227,161
11,042,649	Series 2008-3419(a)	6.28%	02/15/2038	1,581,959
47,829,605	Series 2008-3423(a)	0.35%	03/15/2038	431,471
2,194,411	Series 2008-3423(a)	5.50%	03/15/2038	246,020
20,739,784	Series 2008-3435(a)	5.83%	04/15/2038	2,966,411
4,736,032	Series 2009-3510(a)	6.60%	02/15/2037	744,533
1,595,261	Series 2009-3523(a)	5.85%	04/15/2039	185,554
296,092	Series 2009-3524	5.31%	06/15/2038	306,615
178,012	Series 2009-3549(a)	5.65%	07/15/2039	20,252
3,283,857	Series 2009-3560(a)	6.25%	11/15/2036	470,357
1,385,785	Series 2010-3630(a)	1.93%	03/15/2017	51,267
1,348,815	Series 2010-3641	4.50%	03/15/2040	1,448,478
318,878	Series 2010-3688	4.00%	07/15/2029	326,270
2,030,952	Series 2010-3726(a)	5.90%	09/15/2040	271,774
11,732,206	Series 2010-3728(a)	4.30%	09/15/2040	1,214,483
32,446	Series 2010-3745(a)	9.69%	10/15/2040	30,817
141,975	Series 2010-3766(a)	9.69%	11/15/2040	142,395
750,000	Series 2010-3779	3.50%	12/15/2030	744,178
250,000	Series 2010-3779	4.00%	12/15/2030	262,799
464,202	Series 2010-3779	4.50%	12/15/2040	469,409

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	37

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$135,973	Series 2011-3786(a)	9.19%	01/15/2041	$129,156
1,134,800	Series 2011-3795	4.00%	01/15/2041	1,130,450
191,547	Series 2011-3798(a)	9.19%	11/15/2040	189,307
34,232	Series 2011-3805(a)	9.19%	02/15/2041	33,111
600,000	Series 2011-3808	3.50%	02/15/2031	598,178
61,392	Series 2011-3809(a)	9.18%	02/15/2041	60,256
3,497,686	Series 2011-3815(a)	5.70%	02/15/2041	401,590
500,000	Series 2011-3824	3.50%	03/15/2031	497,187
1,805,565	Series 2011-3824(a)	6.95%	08/15/2036	286,837
707,709	Series 2011-3857(a)	8.95%	05/15/2041	666,795
1,424,975	Series 2011-3863	5.50%	08/15/2034	1,568,481
901,689	Series 2011-3864(a)	8.88%	05/15/2041	875,940
1,162,886	Series 2011-3871	5.50%	06/15/2041	1,328,294
3,166,515	Series 2011-3872(a)	5.80%	06/15/2041	394,630
2,002,259	Series 2011-3888	4.00%	07/15/2041	1,978,588
3,156,283	Series 2011-3894	4.50%	07/15/2041	3,369,180
2,275,149	Series 2011-3910	5.00%	08/15/2041	2,435,490
3,864,950	Series 2011-3924(a)	5.85%	09/15/2041	515,368
46,615	Series 2011-3924(a)	9.25%	09/15/2041	47,037
4,453,625	Series 2011-3925	3.00%	09/15/2021	336,641
3,217,150	Series 2012-4057	4.00%	06/15/2042	3,060,353
9,718,101	Series 2013-4196(a)	5.21%	03/15/2043	7,283,095
9,827,413	Series 2013-4239(g)	0.00%	07/15/2043	5,613,320
9,848,555	Series 2014-4302(a)	6.00%	02/15/2044	1,650,598
	Federal National Mortgage Association Pool
270,968	Series Pool #555743	5.00%	09/01/2033	297,618
325,879	Series Pool #735382	5.00%	04/01/2035	356,338
851,345	Series Pool #735383	5.00%	04/01/2035	930,762
609,294	Series Pool #735484	5.00%	05/01/2035	666,338
204,299	Series Pool #AH4437	4.00%	01/01/2041	210,476
1,025,223	Series Pool #MA0264	4.50%	12/01/2029	1,099,663
2,406,782	Series Pool #MA3894	4.00%	09/01/2031	2,540,173
	Federal National Mortgage Association REMICS
339,878	Series 2004-46(a)	5.85%	03/25/2034	41,185
1,924,110	Series 2005-104(a)	6.55%	12/25/2033	141,543
883,611	Series 2006-101(a)	6.43%	10/25/2036	134,896
2,534,288	Series 2006-123(a)	6.17%	01/25/2037	433,992
11,762,844	Series 2006-92(a)	6.43%	10/25/2036	2,074,719
464,644	Series 2007-102(a)	6.25%	11/25/2037	56,846
829,482	Series 2007-108(a)	6.21%	12/25/2037	106,602
140,628	Series 2007-30(a)	5.96%	04/25/2037	17,146
1,865,983	Series 2007-38(a)	5.93%	05/25/2037	235,670

See Notes to Financial Statements.
38	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$133,476	Series 2007-51(a)	5.95%	06/25/2037	$16,485
286,335	Series 2007-53(a)	5.95%	06/25/2037	35,325
2,052,254	Series 2007-57(a)	6.47%	10/25/2036	333,924
1,926,051	Series 2007-68(a)	6.50%	07/25/2037	256,750
2,693,961	Series 2008-3(a)	6.31%	02/25/2038	401,257
1,724,090	Series 2008-56(a)	5.91%	07/25/2038	190,105
807,326	Series 2008-81	5.50%	09/25/2038	876,336
2,099,117	Series 2009-111	5.00%	01/25/2040	2,236,656
1,956,436	Series 2009-111(a)	6.10%	01/25/2040	276,155
2,839,711	Series 2009-12(a)	6.45%	03/25/2036	573,477
238,829	Series 2009-28(a)	5.85%	04/25/2037	26,247
1,436,171	Series 2009-41	4.50%	06/25/2039	1,479,542
1,009,953	Series 2009-42(a)	5.85%	06/25/2039	114,258
2,472,306	Series 2009-47(a)	5.95%	07/25/2039	338,221
1,376,942	Series 2009-62(a)	5.95%	08/25/2039	142,546
498,007	Series 2009-66(a)	5.65%	02/25/2038	54,781
513,935	Series 2009-68(a)	5.10%	09/25/2039	45,772
18,497	Series 2010-109(a)	53.26%	10/25/2040	62,077
3,313,402	Series 2010-11(a)	4.65%	02/25/2040	308,872
464,649	Series 2010-111(a)	5.85%	10/25/2040	41,796
575,003	Series 2010-112	4.00%	10/25/2040	600,756
1,466,777	Series 2010-115(a)	6.45%	11/25/2039	177,036
5,551,802	Series 2010-115(a)	5.85%	10/25/2040	975,274
3,153,308	Series 2010-15(a)	4.80%	03/25/2040	302,194
580,657	Series 2010-34(a)	4.78%	04/25/2040	58,493
234,995	Series 2010-4(a)	6.08%	02/25/2040	36,184
557,275	Series 2010-58(a)	12.07%	06/25/2040	628,410
2,672,231	Series 2010-75	4.50%	07/25/2040	2,797,535
473,353	Series 2010-9(a)	5.15%	02/25/2040	52,585
3,531,549	Series 2010-9(a)	4.60%	02/25/2040	327,689
132,675	Series 2010-90(a)	5.85%	08/25/2040	14,724
500,000	Series 2011-16	3.50%	03/25/2031	492,862
2,836,999	Series 2011-2	4.00%	02/25/2041	2,847,987
1,000,000	Series 2011-25	3.00%	04/25/2026	994,248
500,000	Series 2011-29	3.50%	04/25/2031	492,682
1,200,000	Series 2011-48(a)	8.89%	06/25/2041	1,201,042
3,151,173	Series 2011-5(a)	6.25%	11/25/2040	400,555
3,567,871	Series 2011-58(a)	6.40%	07/25/2041	607,341
12,651,060	Series 2012-106(a)	6.01%	10/25/2042	1,716,901
2,336,910	Series 2012-124(a)	7.52%	11/25/2042	2,029,641
737,351	Series 2012-140(a)	7.61%	12/25/2042	647,826
8,604,214	Series 2012-20	3.50%	03/25/2042	7,816,042
3,614,609	Series 2012-29(a)	5.85%	04/25/2042	374,145
3,086,841	Series 2012-32	5.00%	04/25/2042	585,669

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	39

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$675,173	Series 2012-55(a)	6.71%	05/25/2042	$519,456
11,914,282	Series 2012-65(a)	5.83%	06/25/2042	1,897,612
4,641,340	Series 2012-92	3.50%	08/25/2042	4,003,039
7,234,421	Series 2013-19(a)	5.21%	03/25/2043	5,585,566
9,646,208	Series 2013-51(a)	5.21%	04/25/2043	7,131,123
	Government National Mortgage Association
188,398	Series 2004-83(a)	5.93%	10/20/2034	27,759
195,268	Series 2008-6(a)	6.31%	02/20/2038	27,939
186,025	Series 2008-67(a)	5.85%	08/20/2038	26,046
2,847,212	Series 2008-69(a)	7.48%	08/20/2038	509,201
172,430	Series 2009-10(a)	6.50%	02/16/2039	28,174
2,484,920	Series 2009-35	4.50%	05/20/2039	2,655,301
208,175	Series 2009-6(a)	5.80%	02/20/2038	29,499
4,381,081	Series 2009-75	5.00%	09/20/2039	4,751,168
11,513,043	Series 2010-26(a)	6.10%	02/20/2040	2,184,980
345,722	Series 2010-61(a)	6.40%	09/20/2039	48,501
1,953,980	Series 2010-98(a)	5.92%	03/20/2039	226,138
40,864	Series 2011-12(g)	0.00%	12/20/2040	26,950
2,860,620	Series 2011-45	4.50%	03/20/2041	3,006,483
2,966,127	Series 2011-69(g)	0.00%	05/20/2041	2,515,383
2,271,428	Series 2011-71	4.50%	02/20/2041	2,406,090
5,226,684	Series 2011-71(a)	5.25%	05/20/2041	675,507
1,479,117	Series 2011-72(a)	6.00%	05/20/2041	200,302
8,096,766	Series 2011-89(a)	5.30%	06/20/2041	1,053,875
3,617,149	Series 2012-105(a)	6.05%	01/20/2041	530,675
12,990,802	Series 2013-148(a)	5.53%	10/16/2043	1,791,523

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (Cost $167,289,278)				141,734,439

Shares/Description				Value
SHORT-TERM INVESTMENTS - 10.12%
108,881,109	State Street Institutional Trust (7 Day Yield 0.00%)			108,881,109

TOTAL SHORT-TERM INVESTMENTS (Cost $108,881,109)				108,881,109

See Notes to Financial Statements.
40	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Value
TOTAL INVESTMENTS - 99.20% (Cost $1,054,320,103)	$1,067,504,088
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.80%	8,645,623

NET ASSETS - 100.00%	$1,076,149,711

(a)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $46,979,707, which represents approximately 4.37% of net assets as of March 31, 2014.

(c)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of March 31, 2014, the aggregate market value of those securities was $15,806,550, representing 1.47% of net assets.

(d)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	Less than 0.005% of net assets.
(f)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2014.
(g)	Zero coupon bond reflects effective yield on the date of purchase.

Common Abbreviations:

AS - Anonim Sirket is the Turkish term for Incorporation.

BV - Besloten Vennootschap a Dutch private limited liability company.

CLO - Collateralized Loan Obligation.

GmbH - Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.

KPN - Koninklijke PTT Nederland.

LLC - Limited Liability Corp.

LP - Limited Partnership.

Ltd. - Limited.

MLP – Master Limited Partnership.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OAO - Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.

OJSC - Open Joint Stock Company.

PLC - Public Limited Co.

REMICS - Real Estate Mortgage Investment Conduits.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAA - Sociedad Anónima Abierta - A publicly traded corporation.

SAB de CV - A variable capital company.

SAC - Sociedad Anónima Cerrada - A privately held corporation.

SpA - Societa per Azioni.

S de rl - Sociedad de Responsabilidad.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	41

RiverNorth Equity Opportunity Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 65.17%
51,119	Adams Express Co.	$663,525
33,638	AllianzGI Equity & Convertible Income Fund	654,259
50,997	Alpine Total Dynamic Dividend Fund	427,865
3,000	BlackRock Enhanced Equity Dividend Trust	23,820
43,998	BlackRock Global Opportunities Equity Trust	643,691
29,163	Boulder Growth & Income Fund, Inc.	237,095
16,000	Boulder Total Return Fund, Inc.	389,280
14,200	CBRE Clarion Global Real Estate Income Fund	118,570
14,373	Central Securities Corp.	321,524
55,150	Clough Global Allocation Fund	837,177
28,700	Clough Global Opportunities Fund	365,804
33,400	Cohen & Steers Closed-End Opportunity Fund, Inc.	429,190
52,587	Cornerstone Total Return Fund, Inc.	311,841
12,820	General American Investors Co., Inc.	451,649
79,040	Liberty All Star® Equity Fund	464,755
47,114	Neuberger Berman Real Estate Securities Income Fund, Inc.	222,378
71,069	Royce Focus Trust, Inc.	565,709
9,200	Royce Value Trust, Inc.	144,716
26,786	Tri-Continental Corp.	537,863

TOTAL CLOSED-END FUNDS (Cost $7,178,516)		7,810,711

EXCHANGE-TRADED FUNDS - 33.21%
20,575	iShares® Russell 1000® Value Index Fund	1,985,487
10,668	SPDR® S&P 500® ETF Trust	1,995,023

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,862,419)		3,980,510

SHORT-TERM INVESTMENTS - 1.42%
169,635	State Street Institutional Trust (7 Day Yield 0.00%)	169,635

TOTAL SHORT-TERM INVESTMENTS (Cost $169,635)		169,635

See Notes to Financial Statements.
42	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Equity Opportunity Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Value
TOTAL INVESTMENTS - 99.80% (Cost $11,210,570)	$11,960,856
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.20%	23,816

NET ASSETS - 100.00%	$11,984,672

Common Abbreviations:

ETF - Exchange Traded Fund.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	43

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 27.59%
8,700	Advent/Claymore Enhanced Growth & Income Fund	$88,644
28,383	Apollo Tactical Income Fund, Inc.	506,353
23,287	Ares Multi-Strategy Credit Fund, Inc.	512,314
61,504	BlackRock Corporate High Yield Fund, Inc.	754,039
29,818	BlackRock Credit Allocation Income Trust IV, Inc.	403,139
621,317	BlackRock Debt Strategies Fund, Inc.	2,547,400
116,331	BlackRock Multi-Sector Income Trust	2,064,875
33,376	Blackstone/GSO Long-Short Credit Income Fund	587,751
27,283	Blackstone/GSO Strategic Credit Fund	483,455
69,393	Brookfield Mortgage Opportunity Income Fund, Inc.	1,167,190
44,005	DWS High Income Opportunities Fund, Inc.	642,913
45,835	DWS High Income Trust	430,849
36,849	Eaton Vance Floating-Rate Income Plus Fund	672,826
20,938	Eaton Vance Limited Duration Income Fund	319,304
1,400	Eaton Vance Senior Income Trust	9,660
16,009	First Trust High Income Long/Short Fund	283,840
32,808	Invesco Van Kampen Dynamic Credit Opportunities Fund	424,535
53,756	Ivy High Income Opportunities Fund	982,660
32,849	Legg Mason BW Global Income Opportunities Fund, Inc.	576,828
171,687	Nuveen Credit Strategies Income Fund	1,632,743
12,594	Nuveen Diversified Currency Opportunities Fund	132,111
4,603	Nuveen Floating Rate Income Opportunity Fund	56,157
19,724	Nuveen Global Income Opportunities Fund	228,207
23,856	Nuveen Mortgage Opportunity Term Fund	559,900
60	PIMCO Corporate & Income Opportunity Fund	1,084
110,563	PIMCO Dynamic Credit Income Fund	2,498,724
73,019	PIMCO Income Strategy Fund II	759,398
98,725	The New America High Income Fund, Inc.	968,492
8,800	Virtus Global Multi-Sector Income Fund	148,720
5,889	Western Asset Global Corporate Defined Opportunity Fund, Inc.	107,121
47,332	Western Asset High Income Opportunity Fund, Inc.	286,359
54,659	Western Asset Managed High Income Fund, Inc.	313,196

TOTAL CLOSED-END FUNDS
(Cost $20,737,365)		21,150,787

EXCHANGE-TRADED FUNDS - 0.68%
10,466	SPDR Blackstone / GSO Senior Loan ETF	523,509

TOTAL EXCHANGE-TRADED FUNDS
(Cost $522,779)		523,509

See Notes to Financial Statements.
44	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Shares/Description				Value
PREFERRED STOCKS - 0.18%
2,690	Gabelli Global Utility & Income Trust, 6.000%, Perpetual Maturity(a)			$135,576

TOTAL PREFERRED STOCKS
(Cost $138,106)				135,576

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 14.50%
Bermuda - 0.28%
$80,000	Belmond Interfin Ltd., Dollar Term Loan(b)	L+3.00%	03/19/2021	80,366
100,000	Belmond Interfin Ltd., Euro Term Loan(b)	E+3.25%	03/19/2021	138,714

				219,080

Canada - 0.34%
188,937	Atrium Innovations, Inc., Initial Tranche B-2 First Lien Term Loan	4.50%	02/15/2021	259,966

France - 0.42%
235,000	Financiere Chopin (aka Ceva Sante Animale), Term B Loan(b)	E+3.50%	03/26/2021	324,761

Great Britain - 0.99%
100,000	Burton’s Foods Holding Ltd., Term B Loan	5.52%	12/18/2020	167,548
590,000	Mergermarket USA, Inc., First Lien Initial Term Loan	4.50%	02/04/2021	589,631

				757,179

Ireland - 0.60%
170,000	BMC Software, Initial Term Loan	5.50%	09/10/2020	236,571
220,000	Mallinckrodt International Finance S.A., Initial Term B Loan(b)	L+2.75%	03/19/2021	220,344

				456,915

Spain - 0.15%
115,000	Grifols Worldwide Operations Ltd., Tranche B Term Loan(b)	L+3.00%	02/27/2021	115,078

United States - 11.72%
225,000	Alaska Communications Systems Holdings, Inc., Term Loan	6.25%	10/21/2016	226,594
350,000	Amber Team V (aka Kerneos), Bridge Facility Term Loan(b)	E+0.00%	02/13/2015	482,180
249,367	Arch Coal, Inc., Term Loan	6.25%	05/16/2018	246,197
175,000	Assured Partners Capital, Inc., First Lien Term Loan(b)	L+0.00%	03/31/2021	175,438

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	45

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$225,000	Atkore International, Inc., First Lien Term Loan(b)	L+3.50%	03/26/2021	$225,071
360,000	Caesars Entertainment Resort Properties LLC, Term B Loan	7.00%	10/11/2020	365,238
610,000	Cengage Learning Acquisitions, Inc. (aka Thomson Learning), Term Loan(b)	L+6.00%	03/06/2020	617,753
165,000	CPI International Acquisition, Inc. (fka Catalyst Holdings, Inc.), Term Loan(b)	L+3.25%	04/01/2021	166,238
235,000	Entegris, Inc., Term B Loan(b)	L+2.75%	03/05/2021	235,000
250,000	Excelitas Technology Corp., Term B Loan(b)	L+5.00%	11/02/2020	251,563
420,000	Fieldwood Energy LLC, Second Lien Term Loan	8.13%	09/30/2020	438,507
322,550	Getty Images, Inc., Initial Term Loan	4.75%	10/18/2019	309,985
250,000	Hudson Products Holdings, Inc., Term Loan(b)	L+4.00%	03/15/2019	251,875
185,000	IMS Health, Inc., Term B Loan(b)	L+2.75%	03/17/2021	184,951
125,000	KAR Auction Services, Inc., Tranche B-2 Term Loan	3.50%	03/11/2021	124,688
225,000	MPH Acquisition Holdings LLC, Senior Term Loan(b)	L+3.00%	03/19/2021	224,719
300,000	MTL Publishing LLC (aka EMI Music Publishing Group North America Holdings, Inc.), Term B Loan(b)	L+2.75%	06/29/2018	300,510
555,000	Neiman Marcus Group, Inc., Term Loan	4.25%	10/25/2020	557,484
246,795	Otter Products LLC, First Lien Term Loan	5.25%	04/29/2019	246,949
215,000	PQ Corp., Term Loan(b)	L+3.00%	08/07/2017	215,773
250,000	Quicksilver Resources, Inc., Second Lien Term Loan	7.00%	06/21/2019	249,845
120,000	Realogy Corp., Initial Term B Loan	3.75%	03/05/2020	120,600
215,000	Rent-A-Center, Inc., Term Loan	3.75%	03/19/2021	214,462
125,000	Road Infrastructure Investment LLC, Term Loan(b)	L+3.25%	03/19/2021	125,079
250,000	Sandy Creek Energy Associates L.P., Term Loan(b)	L+4.00%	11/09/2020	250,469
230,000	Sungard Availability Services Capital, Inc., Term B Loan(b)	L+5.00%	03/25/2019	230,958
131,456	Tekni-Plex, Inc., Term Loan(b)	L+3.75%	08/10/2019	132,113
195,000	Telenet International Finance, Term Y Loan(b)	E+3.50%	06/30/2023	268,643
244,388	Toys “R” US Property Co. I LLC, Initial Term Loan	6.00%	08/21/2019	237,361
450,000	Trans Union LLC, Term Loan(b)	L+3.00%	02/10/2019	451,406
140,000	United Airlines, Inc. (fka Continental Airlines, Inc.), Term B Loan(b)	L+2.75%	04/01/2019	140,245

See Notes to Financial Statements.
46	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$249,375	Windsor Quality Food Co. Ltd., Term B Loan	5.00%	12/26/2020	$251,557
225,000	XO Communications LLC, Term Loan(b)	L+3.25%	03/17/2021	226,688
240,000	Zuffa LLC, Initial Term Loan(b)	L+3.00%	02/25/2020	240,500

				8,986,639

TOTAL BANK LOANS (Cost $11,032,561)				11,119,618

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY SENIOR NOTES - 1.30%
6,917	Fifth Street Finance Corp.	5.88%	10/30/2024	170,642
8,584	Main Street Capital Corp.	6.13%	04/01/2023	211,167
25,168	Medley Capital Corp.	6.13%	03/30/2023	614,351

TOTAL BUSINESS DEVELOPMENT COMPANY SENIOR NOTES (Cost $1,015,020)				996,160

Principal Amount/Description		Rate	Maturity	Value
HIGH YIELD DEBT- 50.97%
Australia - 0.35%
$255,000	FMG Resources August 2006 Pty Ltd.(c)	6.88%	02/01/2018	269,344

Belgium - 0.53%
270,000	Ontex IV SA(d)	9.00%	04/15/2019	407,609

Bermuda - 0.27%
200,000	Seadrill Ltd.(c)	5.63%	09/15/2017	209,500

Canada - 1.92%
365,000	Harvest Operations Corp.	6.88%	10/01/2017	396,025
275,000	HudBay Minerals, Inc.	9.50%	10/01/2020	295,625
130,000	Kodiak Oil & Gas Corp.	5.50%	02/01/2022	133,737
329,000	Novelis, Inc.	8.75%	12/15/2020	369,303
260,000	Precision Drilling Corp.	6.63%	11/15/2020	279,500

				1,474,190
France - 1.42%
200,000	CGG SA	6.50%	06/01/2021	204,000
100,000	Elior Finance & Co. SCA(d)	6.50%	05/01/2020	151,542
100,000	Holding Medi-Partenaires SAS(d)	7.00%	05/15/2020	146,032
200,000	Kerneos Tech Group SAS(c)	5.75%	03/01/2021	283,690

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	47

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$200,000	Loxam SAS(d)	7.38%	01/24/2020	$303,085

				1,088,349
Germany - 1.80%
100,000	CeramTec Group GmbH(c)	8.25%	08/15/2021	152,231
100,000	CeramTec Group GmbH(d)	8.25%	08/15/2021	152,231
200,000	Deutsche Raststaetten Gruppe IV GmbH(c)	6.75%	12/30/2020	302,396
200,000	Techem Energy Metering Service GmbH & Co. KG(d)	7.88%	10/01/2020	312,094
100,000	Trionista TopCo GmbH(c)	6.88%	04/30/2021	150,342
100,000	Unitymedia KabelBW GmbH(d)	9.50%	03/15/2021	159,609
100,000	WEPA Hygieneprodukte GmbH(c)	6.50%	05/15/2020	151,198

				1,380,101
Great Britain - 3.10%
300,000	Arqiva Broadcast Finance PLC(d)	9.50%	03/31/2020	572,662
125,000	Elli Finance UK PLC(d)	8.75%	06/15/2019	233,083
215,000	Pendragon PLC	6.88%	05/01/2020	386,213
100,000	Premier Foods Finance PLC(c)(e)	5.52%	03/15/2020	169,215
100,000	Thames Water Kemble Finance PLC	7.75%	04/01/2019	180,676
200,000	Tullow Oil PLC(c)	6.00%	11/01/2020	204,000
150,000	Virgin Media Finance PLC(d)	7.00%	04/15/2023	268,211
100,000	Vougeot Bidco PLC(c)	7.88%	07/15/2020	182,858
100,000	Vougeot Bidco PLC(d)	7.88%	07/15/2020	182,859

				2,379,777
Ireland - 0.52%
270,000	Ardagh Glass Finance PLC(d)	8.75%	02/01/2020	401,725

Italy - 0.75%
200,000	Telecom Italia SpA	5.38%	01/29/2019	301,444
150,000	Telecom Italia SpA	6.38%	06/24/2019	269,880

				571,324
Jersey - 0.72%
200,000	AA Bond Co. Ltd.(d)	9.50%	07/31/2019	378,010
100,000	Hastings Insurance Group Finance PLC(c)	8.00%	10/21/2020	175,050

				553,060
Luxembourg - 4.90%
250,000	APERAM(c)	7.75%	04/01/2018	263,750
405,000	ArcelorMittal	5.50%	03/01/2021	433,856
150,000	Capsugel SA(c)(f)	7.00%	05/15/2019	154,781
400,000	ConvaTec Finance International SA(c)(f)	8.25%	01/15/2019	413,000
120,000	Expro Finance Luxembourg SCA(c)	8.50%	12/15/2016	125,625
100,000	GCS Holdco Finance I SA(c)	6.50%	11/15/2018	146,893
130,000	INEOS Group Holdings SA(c)	5.75%	02/15/2019	183,999

See Notes to Financial Statements.
48	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$425,000	Intelsat Jackson Holdings SA	7.50%	04/01/2021	$468,562
200,000	Matterhorn Midco & Cy SCA(d)	7.75%	02/15/2020	294,819
130,000	Numericable Finance & Co. SCA(d)	8.75%	02/15/2019	205,288
100,000	Spie BondCo 3 SCA(d)	11.00%	08/15/2019	158,086
100,000	Telenet Finance Luxembourg SCA(d)	6.38%	11/15/2020	148,998
195,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.	8.75%	02/01/2019	209,869
170,000	Wind Acquisition Finance SA(d)	7.38%	02/15/2018	248,259
200,000	Xella Holdco Finance SA(c)(f)	9.13%	09/15/2018	299,640

				3,755,425
Netherlands - 0.76%
100,000	Grupo Antolin Dutch BV(c)	4.75%	04/01/2021	139,653
100,000	Schaeffler Holding Finance BV(c)(f)	6.88%	08/15/2018	146,962
100,000	Schaeffler Holding Finance BV(d)(f)	6.88%	08/15/2018	146,961
100,000	Telefonica Europe BV(a)(e)	6.50%	Perpetual Maturity	147,410

				580,986
Norway - 0.26%
140,000	Albain Bidco Norway AS(c)	6.75%	11/01/2020	200,105

Spain - 0.56%
180,000	Obrascon Huarte Lain SA(d)	7.63%	03/15/2020	279,595
100,000	PortAventura Entertainment Barcelona BV(c)	7.25%	12/01/2020	146,204

				425,799
Sweden - 0.13%
60,000	Stena AB(d)	7.88%	03/15/2020	96,195

United States - 32.98%
195,000	Access Midstream Partners LP	5.88%	04/15/2021	208,650
260,000	ACCO Brands Corp.	6.75%	04/30/2020	268,125
70,000	Accudyne Industries Borrower LLC(c)	7.75%	12/15/2020	75,775
225,000	ACI Worldwide, Inc.(c)	6.38%	08/15/2020	237,656
335,000	Alphabet Holding Co., Inc.(f)	7.75%	11/01/2017	346,725
310,000	American Builders & Contractors Supply Co., Inc.(c)	5.63%	04/15/2021	321,625
165,000	AmeriGas Finance LLC / AmeriGas Finance Corp.	7.00%	05/20/2022	181,087
65,000	Arch Coal, Inc.	7.25%	10/01/2020	50,212
225,000	Ashtead Capital, Inc.(c)	6.50%	07/15/2022	245,812
213,000	Atkore International, Inc.	9.88%	01/01/2018	229,060
165,000	Audatex North America, Inc.(c)	6.00%	06/15/2021	176,962

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	49

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$320,000	BC Mountain LLC / BC Mountain Finance, Inc.(c)	7.00%	02/01/2021	$318,400
155,000	BI-LO LLC / BI-LO Finance Corp.(c)(f)	8.63%	09/15/2018	161,394
110,000	Biomet, Inc.	6.50%	08/01/2020	119,020
320,000	Biomet, Inc.	6.50%	10/01/2020	341,600
270,000	BlueLine Rental Finance Corp.(c)	7.00%	02/01/2019	286,200
320,000	Building Materials Corp. of America(c)	6.75%	05/01/2021	348,000
170,000	Cablevision Systems Corp.	5.88%	09/15/2022	174,250
119,000	Caesars Entertainment Operating Co., Inc.	9.00%	02/15/2020	107,397
55,000	Caesars Entertainment Resort Properties LLC(c)	8.00%	10/01/2020	58,163
130,000	Calpine Corp.(c)	7.88%	01/15/2023	146,250
100,000	CCO Holdings LLC / CCO Holdings Capital Corp.	8.13%	04/30/2020	109,750
125,000	CCO Holdings LLC / CCO Holdings Capital Corp.	6.50%	04/30/2021	132,969
110,000	Chesapeake Energy Corp.	5.38%	06/15/2021	116,325
200,000	Chrysler Group LLC / CG Co.-Issuer, Inc.(c)	8.00%	06/15/2019	220,000
130,000	CHS/Community Health Systems, Inc.	7.13%	07/15/2020	141,212
355,000	CHS/Community Health Systems, Inc.(c)	6.88%	02/01/2022	372,750
265,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.	6.38%	03/15/2024	272,950
135,000	Cumulus Media Holdings, Inc.	7.75%	05/01/2019	144,450
140,000	Dana Holding Corp.	5.38%	09/15/2021	146,300
275,000	DBP Holding Corp.(c)	7.75%	10/15/2020	265,375
470,000	Denali Borrower LLC / Denali Finance Corp.(c)	5.63%	10/15/2020	479,400
315,000	DISH DBS Corp.	5.88%	07/15/2022	337,050
430,000	First Data Corp.(c)	8.25%	01/15/2021	468,700
80,000	First Data Corp.	11.75%	08/15/2021	84,400
225,000	Flexi-Van Leasing, Inc.(c)	7.88%	08/15/2018	249,187
295,000	Forum Energy Technologies, Inc.(c)	6.25%	10/01/2021	314,175
175,000	Frontier Communications Corp.	7.63%	04/15/2024	183,750
190,000	Global Brass & Copper, Inc.	9.50%	06/01/2019	220,400
165,000	GrafTech International Ltd.	6.38%	11/15/2020	170,775
135,000	Halcon Resources Corp.	9.75%	07/15/2020	146,137
25,000	Halcon Resources Corp.(c)	9.75%	07/15/2020	27,000
315,000	HCA Holdings, Inc.	6.25%	02/15/2021	337,995
315,000	HD Supply, Inc.	7.50%	07/15/2020	345,319
250,000	Healthcare Technology Intermediate, Inc.(c)(f)	7.38%	09/01/2018	255,000
215,000	Hockey Merger Sub 2, Inc.(c)	7.88%	10/01/2021	230,587
145,000	IMS Health, Inc.(c)	6.00%	11/01/2020	152,975
170,000	Isle of Capri Casinos, Inc.	8.88%	06/15/2020	185,087

See Notes to Financial Statements.
50	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$235,000	Jarden Corp.	7.50%	01/15/2020	$256,444
190,000	JBS USA LLC(c)	8.25%	02/01/2020	209,000
180,000	JBS USA LLC / JBS USA Finance, Inc.(c)	7.25%	06/01/2021	192,600
210,000	Kinetic Concepts, Inc. / KCI USA, Inc.	10.50%	11/01/2018	242,550
110,000	Kraton Polymers LLC / Kraton Polymers Capital Corp.	6.75%	03/01/2019	117,425
220,000	Level 3 Financing, Inc.	7.00%	06/01/2020	239,525
170,000	Levi Strauss & Co.	6.88%	05/01/2022	187,425
270,000	LIN Television Corp.	6.38%	01/15/2021	287,550
445,000	Linn Energy LLC / Linn Energy Finance Corp.(c)(e)	7.00%	11/01/2019	466,137
115,000	Meccanica Holdings USA, Inc.(c)	6.25%	07/15/2019	124,056
215,000	Memorial Resource Development LLC(c)(f)	10.00%	12/15/2018	221,987
225,000	Milacron LLC / Mcron Finance Corp.(c)	7.75%	02/15/2021	244,125
150,000	Natural Resource Partners LP(c)	9.13%	10/01/2018	157,500
25,000	Neiman Marcus Group Ltd. LLC(c)	8.00%	10/15/2021	27,594
220,000	Neiman Marcus Group Ltd. LLC(c)(f)	8.75%	10/15/2021	244,200
165,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp.(c)	5.88%	03/15/2022	176,550
55,000	NRG Energy, Inc.	7.88%	05/15/2021	60,775
250,000	NRG Energy, Inc.(c)	6.25%	07/15/2022	258,125
80,000	NRG Energy, Inc.	6.63%	03/15/2023	83,400
110,000	Oasis Petroleum, Inc.	6.50%	11/01/2021	118,800
115,000	Oasis Petroleum, Inc.(c)	6.88%	03/15/2022	125,062
120,000	Oasis Petroleum, Inc.	6.88%	01/15/2023	130,800
210,000	Party City Holdings, Inc.	8.88%	08/01/2020	234,938
160,000	Penn Virginia Corp.	8.50%	05/01/2020	178,800
50,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.	6.50%	05/15/2021	53,625
210,000	PHI, Inc.(c)	5.25%	03/15/2019	212,625
200,000	Pittsburgh Glass Works LLC(c)	8.00%	11/15/2018	218,500
330,000	PNK Finance Corp.(c)	6.38%	08/01/2021	344,850
165,000	Polymer Group, Inc.	7.75%	02/01/2019	177,375
300,000	Prestige Brands, Inc.(c)	5.38%	12/15/2021	308,625
145,000	Regency Energy Partners LP / Regency Energy Finance Corp.	5.88%	03/01/2022	150,800
70,000	Rent-A-Center, Inc.	6.63%	11/15/2020	72,625
115,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	8.25%	02/15/2021	126,069
230,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	5.75%	10/15/2020	242,075
250,000	RR Donnelley & Sons Co.	7.00%	02/15/2022	276,250
45,000	RR Donnelley & Sons Co.	6.00%	04/01/2024	45,450
253,000	Sabine Pass Liquefaction LLC	5.63%	02/01/2021	262,171

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	51

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$385,000	Scientific Games International, Inc.	6.25%	09/01/2020	$406,175
175,000	Sealed Air Corp.(c)	8.13%	09/15/2019	196,438
325,000	Sequa Corp.(c)	7.00%	12/15/2017	330,688
195,000	Serta Simmons Holdings LLC(c)	8.13%	10/01/2020	215,231
140,000	Sinclair Television Group, Inc.	5.38%	04/01/2021	139,650
55,000	Sinclair Television Group, Inc.	6.38%	11/01/2021	57,475
235,000	Six Flags Entertainment Corp.(c)	5.25%	01/15/2021	237,350
110,000	Smithfield Foods, Inc.	6.63%	08/15/2022	119,350
195,000	Spectrum Brands, Inc.	6.38%	11/15/2020	212,063
230,000	Sprint Communications, Inc.	6.00%	11/15/2022	235,463
200,000	Sprint Corp.(c)	7.25%	09/15/2021	218,750
230,000	Stone Energy Corp.	7.50%	11/15/2022	250,125
339,000	Suburban Propane Partners LP / Suburban Energy Finance Corp.	7.38%	08/01/2021	375,443
170,000	Summit Materials LLC / Summit Materials Finance Corp.	10.50%	01/31/2020	192,525
230,000	Summit Materials LLC / Summit Materials Finance Corp.(c)	10.50%	01/31/2020	260,475
250,000	SunCoke Energy, Inc.	7.63%	08/01/2019	268,125
115,000	SunGard Availability Services Capital, Inc.(c)	8.75%	04/01/2022	115,719
215,000	SunGard Data Systems, Inc.	7.63%	11/15/2020	236,769
220,000	Tempur Sealy International, Inc.	6.88%	12/15/2020	241,725
105,000	Tenet Healthcare Corp.(c)	6.00%	10/01/2020	112,547
190,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp.	6.13%	10/15/2021	202,350
135,000	The ADT Corp.(c)	6.25%	10/15/2021	138,881
230,000	The Goodyear Tire & Rubber Co.	6.50%	03/01/2021	251,850
150,000	T-Mobile USA, Inc.	6.46%	04/28/2019	160,875
40,000	T-Mobile USA, Inc.	6.63%	04/28/2021	43,150
140,000	T-Mobile USA, Inc.	6.25%	04/01/2021	148,575
350,000	TMS International Corp.(c)	7.63%	10/15/2021	378,000
25,000	Toys R Us Property Co. II LLC	8.50%	12/01/2017	25,594
125,000	TransDigm, Inc.	7.50%	07/15/2021	139,063
215,000	Tronox Finance LLC	6.38%	08/15/2020	221,988
260,000	Univision Communications, Inc.(c)	6.88%	05/15/2019	280,150
255,000	Valeant Pharmaceuticals International, Inc.(c)	7.50%	07/15/2021	288,150
235,000	Valeant Pharmaceuticals International, Inc.(c)	5.63%	12/01/2021	247,338
250,000	Walter Investment Management Corp.(c)	7.88%	12/15/2021	250,625
70,000	Windstream Corp.	7.75%	10/01/2021	75,600
105,000	Windstream Corp.	7.50%	04/01/2023	110,775
170,000	Wise Metals Group LLC / Wise Alloys Finance Corp.(c)	8.75%	12/15/2018	183,175

See Notes to Financial Statements.
52	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$90,000	WMG Acquisition Corp.(d)	6.25%	01/15/2021	$130,809

				25,287,823

TOTAL HIGH YIELD DEBT (Cost $37,596,276)				39,081,312

Shares/Description				Value
SHORT-TERM INVESTMENTS - 10.68%
8,186,129	State Street Institutional Trust (7 Day Yield 0.00%)			8,186,129

TOTAL SHORT-TERM INVESTMENTS (Cost $8,186,129)				8,186,129

TOTAL INVESTMENTS - 105.90% (Cost $79,228,236)				81,193,091
LIABILITIES IN EXCESS OF OTHER ASSETS - -5.90%				(4,525,237)

NET ASSETS - 100.00%				$76,667,854

(a)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(b)

All or a portion of this position has not settled as of March 31, 2014. The interest rate shown represents the stated spread over the London Interbank Offered Rate (“LIBOR” or “L”) or the Euro Interbank Offerd Rate (“EURIBOR” or “E”) or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $16,866,875, which represents approximately 22.00% of net assets as of March 31, 2014.

(d)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of March 31, 2014, the aggregate market value of those securities was $5,377,762, representing 7.01% of net assets.

(e)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014.
(f)	Pay-in-kind securities.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	53

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AS - Anonim Sirket is the Turkish term for Incorporation.

BV - Besloten Vennootschap a Dutch private limited liability company.

ETF - Exchange-Traded Fund.

GmbH - Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.

KG - Kommanditgesellschaft is the German term for a private limited company.

LLC - Limited Liability Corp.

LP - Limited Partnership.

Ltd. - Limited.

PLC - Public Limited Co.

Pty. - Proprietary.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAS - Societe per actions simplifiee is the French term for a joint stock company.

SCA- Societe en commandite pe actiuni is the Romanian term for limited liability partnership.

SpA - Societa per Azioni.

SPDR - Standard and Poor’s Depositary Receipt.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount*	Contract Type	Settlement Date	Current Value	Unrealized Appreciation
State Street Boston	CHF	166,167	Sale	04/04/2014	$187,967	$799
State Street Boston	EUR	5,199,531	Sale	04/04/2014	7,163,114	15,418
State Street Boston	GBP	2,031,947	Sale	04/04/2014	3,387,442	14,261
State Street Boston	GBP	88,227	Purchase	04/04/2014	147,083	101

						$30,579

Counterparty	Foreign Currency	Contracted Amount*	Contract Type	Settlement Date	Current Value	Unrealized Depreciation
State Street Boston	CHF	166,167	Purchase	04/04/2014	$187,967	$(2,863)

						$(2,863)

*The contracted amount is stated in the currency in which the security is denominated.

Currency Abbreviations:

CHF    -    Swiss Franc

EUR    -    Euro

GBP    -    British Pound Sterling

See Notes to Financial Statements.
54	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Managed Volatility Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Shares/Description		Value
COMMON STOCKS - 13.70%
Auto Parts & Equipment - 0.26%
1,600	The Goodyear Tire & Rubber Co.(a)	$41,808

Coal - 0.45%
15,090	Arch Coal, Inc.(a)	72,734

Commercial Services - 0.70%
2,500	Iron Mountain, Inc.(a)	68,925
1,500	The ADT Corp.(a)	44,925

		113,850

Computers - 3.83%
900	Apple, Inc.	483,066
5,000	EMC Corp.(a)	137,050

		620,116

Cosmetics/Personal Care - 0.11%
1,200	Avon Products, Inc.(a)	17,568

Electric - 0.73%
3,500	Exelon Corp.(a)	117,460

Entertainment - 0.43%
5,000	International Game Technology(a)	70,300

Food - 0.35%
1,000	Kraft Foods Group, Inc.	56,100

Internet - 1.34%
300	Amazon.com, Inc.(a)(b)	100,909
500	Facebook, Inc. - Class A(a)(b)	30,120
600	SINA Corp.(a)(b)	36,246
2,500	Symantec Corp.(a)	49,925

		217,200

Iron/Steel - 0.24%
1,900	Cliffs Natural Resources, Inc.	38,874

Mining - 0.62%
3,000	Newmont Mining Corp.(a)	70,320
2,300	Pan American Silver Corp.(a)	29,601

		99,921

Miscellaneous Manufacturing - 0.40%
2,500	General Electric Co.	64,725

Pharmaceuticals - 1.63%
4,000	Bristol-Myers Squibb Co.(a)	207,800
1,000	Merck & Co., Inc.(a)	56,770

		264,570

REITS - 0.07%
1,000	Annaly Capital Management, Inc.(a)	10,970

Retail - 0.36%
1,000	Family Dollar Stores, Inc.(a)	58,010

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	55

RiverNorth Managed Volatility Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Shares/Description		Value
Semiconductors - 0.88%
4,000	Intel Corp.(a)	$103,256
500	QUALCOMM, Inc.	39,430

		142,686

Software - 0.31%
800	Microsoft Corp.	32,792
1,000	Nuance Communications, Inc.(a)(b)	17,170

		49,962

Telecommunications - 0.99%
2,000	CenturyLink, Inc.(a)	65,680
2,000	Verizon Communications, Inc.	95,140

		160,820

TOTAL COMMON STOCKS (Cost $2,261,169)		2,217,674

EXCHANGE-TRADED FUNDS - 17.46%
32,900	Financial Select Sector SPDR® Fund(a)	734,986
1,700	Health Care Select Sector SPDR® Fund(a)	99,433
9,000	Industrial Select Sector SPDR® Fund(a)	470,970
28,800	Market Vectors® Gold Miners ETF(a)	679,824
3,900	SPDR® S&P 500® ETF Trust(a)	729,339
2,700	Utilities Select Sector SPDR® Fund(a)	111,942

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,881,550)		2,826,494

PREFERRED STOCKS - 3.58%
8,003	The Goodyear Tire & Rubber Co., 5.875%	579,497

TOTAL PREFERRED STOCKS (Cost $402,234)		579,497

Number of Contracts	Description	Exercise Price	Maturity Date	Value
PURCHASED OPTIONS - 1.08%
Purchased Call Options - 0.69%
13	Accenture PLC	$85.00	04/19/2014	33
50	Alcoa, Inc.	13.00	04/19/2014	1,850
25	Archer-Daniels-Midland Co.	43.00	04/19/2014	2,238
20	Big Lots, Inc.	30.00	10/18/2014	18,300
25	BlackBerry Ltd.	10.00	04/19/2014	162
85	Cisco Systems, Inc.	23.00	05/17/2014	3,655

See Notes to Financial Statements.
56	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Managed Volatility Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Number of Contracts		Exercise Price	Maturity Date	Value
25	Coach, Inc.	$57.50	05/17/2014	$500
15	Colgate-Palmolive Co.	62.50	05/17/2014	4,215
10	Deckers Outdoor Corp.	90.00	06/21/2014	2,700
20	eBay, Inc.	60.00	07/19/2014	2,700
25	EMC Corp.	27.00	05/17/2014	2,725
228	Financial Select Sector SPDR Fund	23.00	06/21/2014	6,954
50	General Electric Co.	26.00	04/19/2014	2,050
25	General Electric Co.	28.00	04/19/2014	62
85	Guess? Inc	30.00	06/21/2014	5,525
30	Hertz Global Holdings, Inc.	29.00	06/21/2014	2,400
20	International Business Machines Corp.	195.00	04/19/2014	6,150
25	Joy Global, Inc.	57.50	07/19/2014	9,625
44	Lululemon Athletica, Inc.	55.00	09/20/2014	19,030
22	Microsoft Corp.	41.00	07/19/2014	3,938
25	Oracle Corp.	39.00	06/21/2014	7,050
20	Oracle Corp.	40.00	04/19/2014	2,600
50	Pfizer, Inc.	33.00	04/19/2014	1,550
10	QUALCOMM, Inc.	80.00	04/19/2014	540
30	Tiffany & Co.	95.00	04/19/2014	150
15	Wells Fargo & Co.	47.00	04/19/2014	4,275
15	Wells Fargo & Co.	49.00	04/19/2014	1,785

TOTAL PURCHASED CALL OPTIONS (Cost $118,434)				112,762

Purchased Put Options - 0.39%
4	Apple, Inc.	535.00	05/17/2014	7,490
20	Facebook, Inc. - Class A	45.00	06/21/2014	1,380
101	Financial Select Sector SPDR Fund	18.00	04/19/2014	202
100	iShares MSCI Emerging Markets ETF	39.00	05/17/2014	5,550
90	iShares MSCI Emerging Markets ETF	39.00	06/21/2014	7,965
25	iShares Russell 2000 ETF	116.00	04/19/2014	4,613
10	Mylan, Inc.	41.00	04/19/2014	135
82	SPDR® S&P 500® ETF Trust	184.00	05/17/2014	18,901
20	SPDR® S&P 500® ETF Trust	184.00	06/30/2014	8,120
20	SPDR® S&P 500® ETF Trust	185.00	06/21/2014	8,270

TOTAL PURCHASED PUT OPTIONS (Cost $91,636)				62,626

TOTAL PURCHASED OPTIONS (Cost $210,070)				175,388

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	57

RiverNorth Managed Volatility Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Shares/Description		Value
SHORT-TERM INVESTMENTS - 42.65%
6,903,195	State Street Institutional Trust (7 Day Yield 0.00%)	$6,903,195

TOTAL SHORT-TERM INVESTMENTS (Cost $6,903,195)		6,903,195

TOTAL INVESTMENTS - 78.47% (Cost $12,658,218)		12,702,248
SEGREGATED CASH - 16.76%(c)		2,712,788
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.77%		772,001

NET ASSETS - 100.00%		$16,187,037

(a)	All or a portion of this security may be subject to written call options.
(b)	Non-income producing security.
(c)	Cash is being held as collateral for written options and securities sold short.

Common Abbreviations:

ETF - Exchange-Traded Fund.

Ltd. - Limited.

MSCI – Morgan Stanley Capital International.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Co.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

See Notes to Financial Statements.
58	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Managed Volatility Fund	Schedule of Investments
March 31, 2014 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS
Number of Contracts		Exercise Price	Maturity Date	Value
Written Call Options
(3)	Amazon.com, Inc.	$380.00	04/19/2014	$(106)
(10)	Annaly Capital Management, Inc.	11.00	04/19/2014	(160)
(26)	Arch Coal, Inc.	5.50	04/19/2014	(117)
(124)	Arch Coal, Inc.	5.50	07/19/2014	(3,906)
(12)	Avon Products, Inc.	17.00	07/19/2014	(480)
(40)	Bristol-Myers Squibb Co.	52.50	06/21/2014	(9,480)
(20)	CenturyLink, Inc.	34.00	04/19/2014	(200)
(15)	Colgate-Palmolive Co.	70.00	05/17/2014	(262)
(50)	EMC Corp.	28.00	04/19/2014	(1,050)
(35)	Exelon Corp.	30.00	04/19/2014	(12,600)
(5)	Facebook, Inc.	62.50	05/17/2014	(1,900)
(5)	Family Dollar Stores, Inc.	67.50	07/19/2014	(462)
(50)	Financial Select Sector SPDR® Fund	22.00	04/19/2014	(2,350)
(456)	Financial Select Sector SPDR® Fund	24.00	06/21/2014	(3,648)
(50)	Financial Select Sector SPDR® Fund	22.00	01/17/2015	(7,325)
(17)	Health Care Select Sector SPDR® Fund	60.00	04/19/2014	(306)
(23)	Industrial Select Sector SPDR® Fund	53.00	04/19/2014	(679)
(20)	Intel Corp.	27.00	04/19/2014	(260)
(7)	International Business Machines Corp.	200.00	04/11/2014	(165)
(50)	International Game Technology	16.00	07/19/2014	(2,250)
(25)	Iron Mountain, Inc.	32.50	04/19/2014	(750)
(15)	Joy Global, Inc.	60.00	04/19/2014	(630)
(44)	Lululemon Athletica, Inc.	55.00	04/25/2014	(4,422)
(28)	Market Vectors Gold Miners ETF	25.00	06/21/2014	(2,702)
(260)	Market Vectors Gold Miners ETF	29.00	06/21/2014	(5,590)
(10)	Merck & Co. Inc	55.00	04/19/2014	(2,155)
(30)	Newmont Mining Corp.	30.00	06/21/2014	(345)
(10)	Nuance Communications, Inc.	18.00	05/17/2014	(625)
(23)	Pan American Silver Corp.	13.00	04/19/2014	(805)
(50)	Pfizer, Inc.	34.00	04/19/2014	(600)
(6)	SINA Corp.	75.00	04/19/2014	(126)
(39)	SPDR® S&P 500® ETF Trust	190.00	06/21/2014	(10,588)
(25)	Symantec Corp.	19.00	04/19/2014	(2,788)
(15)	The ADT Corp.	34.00	04/19/2014	(150)
(232)	The Goodyear Tire & Rubber Co.	19.00	04/19/2014	(171,680)

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	59

RiverNorth Managed Volatility Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Number of Contracts		Exercise Price	Maturity Date	Value
(27)	Utilities Select Sector SPDR® Fund	$40.00	06/21/2014	$(4,968)

Total Written Call Options (Proceeds $167,825)				$(256,630)

Written Put Options
(18)	AbbVie, Inc.	50.00	04/19/2014	(1,215)
(6)	AbbVie, Inc.	45.00	05/17/2014	(180)
(11)	AbbVie, Inc.	45.00	08/16/2014	(1,238)
(2)	Alexion Pharmaceuticals, Inc.	140.00	05/17/2014	(1,110)
(6)	Allergan, Inc.	95.00	04/19/2014	(75)
(3)	Alliance Data Systems Corp.	260.00	04/19/2014	(1,245)
(5)	Amgen, Inc.	105.00	04/19/2014	(60)
(15)	AngloGold Ashanti Ltd.	9.00	04/19/2014	(38)
(10)	Aon PLC	77.50	04/19/2014	(250)
(16)	Arch Coal, Inc.	4.00	07/19/2014	(480)
(4)	Biogen Idec, Inc.	270.00	04/19/2014	(780)
(15)	Bristol-Myers Squibb Co.	45.00	06/21/2014	(1,035)
(10)	Cameco Corp.	23.00	04/19/2014	(700)
(15)	Campbell Soup Co.	41.00	05/17/2014	(300)
(4)	Celgene Corp.	140.00	04/19/2014	(1,630)
(4)	Celgene Corp.	145.00	04/19/2014	(2,820)
(3)	Celgene Corp.	140.00	07/19/2014	(2,985)
(12)	Conn’s, Inc.	30.00	04/19/2014	(150)
(7)	Crown Castle International Corp.	62.50	04/19/2014	(88)
(5)	DIRECTV	70.00	05/17/2014	(467)
(4)	DIRECTV	70.00	06/21/2014	(696)
(10)	Dollar General Corp.	56.50	04/04/2014	(1,475)
(8)	Facebook, Inc. - Class A	55.00	04/19/2014	(444)
(20)	Facebook, Inc. - Class A	42.00	06/21/2014	(800)
(15)	Facebook, Inc. - Class A	55.00	06/21/2014	(4,575)
(101)	Financial Select Sector SPDR® Fund	20.00	04/19/2014	(252)
(15)	Freeport-McMoRan Copper & Gold, Inc.	29.00	05/17/2014	(352)
(17)	General Motors Co.	33.00	04/19/2014	(527)
(10)	Gilead Sciences, Inc.	72.50	04/19/2014	(3,150)
(10)	Golar LNG Ltd.	35.00	06/21/2014	(1,275)
(1)	Google, Inc.	1,100.00	04/11/2014	(1,340)
(1)	Google, Inc.	1,050.00	06/21/2014	(2,700)
(2)	Google, Inc.	1,010.00	06/21/2014	(3,370)
(70)	Health Care Select Sector SPDR® Fund	55.00	06/21/2014	(4,970)
(4)	Humana, Inc.	105.00	05/02/2014	(530)
(150)	iShares MSCI Brazil Capped ETF	37.00	06/21/2014	(4,650)

See Notes to Financial Statements.
60	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Managed Volatility Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Number of Contracts		Exercise Price	Maturity Date	Value
(12)	iShares Nasdaq Biotechnology ETF	$235.00	04/19/2014	$(7,440)
(5)	iShares Nasdaq Biotechnology ETF	220.00	06/21/2014	(4,000)
(50)	iShares Russell 2000 ETF	110.00	04/19/2014	(2,075)
(70)	iShares Russell 2000 ETF	107.00	06/21/2014	(10,850)
(30)	JC Penney Co. Inc.	7.00	05/17/2014	(720)
(8)	JPMorgan Chase & Co.	52.50	04/19/2014	(36)
(10)	Kinder Morgan, Inc.	30.00	06/21/2014	(740)
(8)	Lorillard, Inc.	50.00	04/19/2014	(216)
(28)	Market Vectors Gold Miners ETF	23.00	06/21/2014	(3,402)
(215)	Market Vectors Russia ETF	22.00	05/17/2014	(9,675)
(4)	McKesson Corp.	150.00	05/17/2014	(160)
(20)	Micron Technology, Inc.	22.00	04/04/2014	(990)
(8)	Monsanto Co.	100.00	04/19/2014	(80)
(10)	Mylan, Inc.	40.00	04/19/2014	(65)
(13)	Mylan, Inc.	46.00	05/17/2014	(1,937)
(10)	Mylan, Inc.	44.00	07/19/2014	(1,990)
(8)	Noble Energy, Inc.	55.00	05/17/2014	(60)
(10)	Paychex, Inc.	40.00	05/17/2014	(300)
(40)	Peabody Energy Corp.	11.00	09/20/2014	(980)
(20)	Petroleo Brasileiro SA	10.00	07/19/2014	(370)
(40)	Pfizer, Inc.	30.00	05/17/2014	(1,240)
(15)	Pfizer, Inc.	30.00	06/21/2014	(750)
(100)	Powershares QQQ Trust Series 1	81.63	06/30/2014	(11,100)
(15)	Reynolds American, Inc.	52.50	04/19/2014	(1,613)
(8)	Salesforce.com, Inc.	52.50	05/17/2014	(828)
(17)	Sears Holdings Corp.	30.42	06/21/2014	(1,386)
(155)	SPDR® S&P 500® ETF Trust	165.00	06/21/2014	(12,090)
(150)	SPDR® S&P 500® ETF Trust	170.00	06/30/2014	(19,875)
(25)	SPDR® S&P® Regional Banking ETF	40.00	06/21/2014	(2,387)
(5)	State Street Corp.	65.00	05/17/2014	(370)
(10)	Target Corp.	50.00	07/19/2014	(225)
(15)	Teva Pharmaceutical Industries Ltd.	47.00	05/17/2014	(563)
(6)	The Boeing Co.	125.00	04/19/2014	(1,146)
(6)	The Clorox Co.	82.50	04/19/2014	(75)
(10)	The Kroger Co.	42.00	05/17/2014	(600)
(18)	The Procter & Gamble Co.	75.00	04/19/2014	(216)
(8)	The Walt Disney Co.	77.00	04/25/2014	(512)
(5)	Time Warner Cable, Inc.	125.00	04/19/2014	(113)
(10)	Twitter, Inc.	40.00	06/21/2014	(2,850)
(8)	Tyson Foods, Inc.	31.00	04/19/2014	(20)
(12)	Walgreen Co.	60.00	04/19/2014	(108)

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	61

RiverNorth Managed Volatility Fund	Schedule of Investments
March 31, 2014 (Unaudited)

Number of Contracts		Exercise Price	Maturity Date	Value
(6)	World Wrestling Entertainment, Inc.	$22.50	05/17/2014	$(660)
(15)	Yahoo!, Inc.	35.00	04/19/2014	(1,132)
(30)	Yahoo!, Inc.	34.00	05/17/2014	(3,105)
(15)	Yahoo!, Inc.	34.00	07/19/2014	(2,917)
(10)	Yandex NV	25.00	05/17/2014	(575)

Total Written Put Options (Proceeds $309,589)				$(160,494)

Total Written Options (Proceeds $477,414)				$(417,124)

SCHEDULE OF SECURITIES SOLD SHORT Shares/Description		Value
(2,000)	Big Lots, Inc.	$(75,740)

TOTAL SECURITIES SOLD SHORT (Proceeds $66,097)		$(75,740)

See Notes to Financial Statements.
62	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Core Opportunity Fund
Statement of Assets and Liabilities	March 31, 2014 (Unaudited)

ASSETS:
Investment in securities:
At cost	$603,298,204

At value	$676,689,406

Receivable for fund investments sold	3,267,635
Receivable for fund shares sold	1,240,931
Dividends receivable	846,517
Prepaid expenses and other assets	24,862

Total Assets	682,069,351

LIABILITIES:
Facility loan fee payable	16,679
Payable for fund investments purchased	3,402,052
Payable for fund shares redeemed	295,020
Payable to Adviser	568,030
Payable for Fund Accounting and Administration fees	23,200
Accrued 12b-1 fees	142,008
Payable for Custodian fees	2,557
Payable for Audit fees	8,461
Payable to Trustees and Officers	59
Other accrued expenses	30,540

Total Liabilities	4,488,606

Net Assets	$677,580,745

NET ASSETS CONSIST OF:
Paid-in capital	$561,682,271
Accumulated net investment income	441,722
Accumulated net realized gain on investments and total return swap contracts	42,065,550
Net unrealized appreciation on investments	73,391,202

Net Assets	$677,580,745

PRICING OF SHARES:
Net Assets	$677,580,745
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	53,017,984

Net Asset Value Per Share, Offering and Redemption Price Per Share	$12.78

Minimum Redemption Price Per Share(a)	$12.52

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	63

RiverNorth/DoubleLine Strategic Income Fund
Statement of Assets and Liabilities	March 31, 2014 (Unaudited)

ASSETS:
Investment in securities:
At cost	$1,054,320,103

At value	$1,067,504,088

Receivable for fund shares sold	3,579,327
Interest receivable	3,536,478
Receivable for fund investments sold	2,815,944
Dividends receivable	1,784,381
Prepaid offering costs	17,956
Prepaid expenses and other assets	55,226

Total Assets	1,079,293,400

LIABILITIES:
Facility loan fee payable	25,799
Payable for fund investments purchased	1,462,673
Payable for fund shares redeemed	741,583
Payable for distributions	889
Payable to Adviser	671,935
Payable for Fund Accounting and Administration fees	66,836
Accrued 12b-1 fees - Class R Shares	58,207
Payable for Custodian fees	18,755
Payable for Audit fees	10,673
Payable to Transfer agency	27,794
Payable to Trustees and Officers	171
Other accrued expenses	58,374

Total Liabilities	3,143,689

Net Assets	$1,076,149,711

NET ASSETS CONSIST OF:
Paid-in capital	$1,068,943,048
Accumulated net investment loss	(625,887)
Accumulated net realized loss on investments	(5,351,435)
Net unrealized appreciation on investments	13,183,985

Net Assets	$1,076,149,711

See Notes to Financial Statements.
64	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund
Statement of Assets and Liabilities	March 31, 2014 (Unaudited)

PRICING OF SHARES:
Class I Shares
Net Assets	$799,129,521
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	73,576,567

Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.86

Minimum Redemption Price Per Share(a)	$10.64

Class R Shares
Net Assets	$277,020,190
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	25,474,005

Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.87

Minimum Redemption Price Per Share(a)	$10.65

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	65

RiverNorth Equity Opportunity Fund
Statement of Assets and Liabilities	March 31, 2014 (Unaudited)

ASSETS:
Investment in securities:
At cost	$11,210,570

At value	$11,960,856

Dividends receivable	19,956
Receivable for fund shares sold	2,909
Receivable due from Adviser	624
Prepaid expenses and other assets	17,112

Total Assets	12,001,457

LIABILITIES:
Facility loan fee payable	362
Payable for Fund Accounting and Administration fees	1,876
Accrued 12b-1 fees - Class R Shares	1,946
Payable for Custodian fees	64
Payable for Audit fees	8,461
Payable to Transfer agency	3,010
Payable to Trustees and Officers	13
Other accrued expenses	1,053

Total Liabilities	16,785

Net Assets	$11,984,672

NET ASSETS CONSIST OF:
Paid-in capital	$9,822,045
Accumulated net investment loss	(127,753)
Accumulated net realized gain on investments	1,540,094
Net unrealized appreciation on investments	750,286

Net Assets	$11,984,672

PRICING OF SHARES:
Class I Shares
Net Assets	$2,859,226
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	239,237

Net Asset Value Per Share, Offering and Redemption Price Per Share	$11.95

Minimum Redemption Price Per Share(a)	$11.71

Class R Shares
Net Assets	$9,125,446
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	763,859

Net Asset Value Per Share, Offering and Redemption Price Per Share	$11.95

Minimum Redemption Price Per Share(a)	$11.71

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
66	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/Oaktree High Income Fund
Statement of Assets and Liabilities	March 31, 2014 (Unaudited)

ASSETS:
Investment in securities:
At cost	$79,228,236

At value	$81,193,091

Foreign currency, at value (Cost $117,442)	107,214
Interest receivable	789,815
Receivable for fund shares sold	558,169
Receivable for fund investments sold	547,263
Dividends receivable	47,122
Unrealized appreciation on forward foreign currency contracts	30,579
Prepaid expenses and other assets	22,816

Total Assets	83,296,069

LIABILITIES:
Facility loan fee payable	495
Payable for fund investments purchased	6,474,339
Payable for fund shares redeemed	67,245
Unrealized depreciation on forward foreign currency contracts	2,863
Payable to Adviser	58,703
Payable for Fund Accounting and Administration fees	4,652
Accrued 12b-1 fees	6,191
Payable for Custodian fees	595
Payable for Audit fees	9,957
Payable to Transfer agency	2,898
Other accrued expenses	277

Total Liabilities	6,628,215

Net Assets	$76,667,854

NET ASSETS CONSIST OF:
Paid-in capital	$74,245,025
Accumulated net investment income	50,738
Accumulated net realized gain on investments and forward currency contracts	391,088
Net unrealized appreciation on investments	1,981,003

Net Assets	$76,667,854

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	67

RiverNorth/Oaktree High Income Fund
Statement of Assets and Liabilities	March 31, 2014 (Unaudited)

PRICING OF SHARES:
Class I Shares
Net Assets	$47,963,437
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	4,598,419

Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.43

Minimum Redemption Price Per Share(a)	$10.22

Class R Shares
Net Assets	$28,704,417
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	2,753,426

Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.42

Minimum Redemption Price Per Share(a)	$10.21

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
68	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Managed Volatility Fund
Statement of Assets and Liabilities	March 31, 2014 (Unaudited)

ASSETS:
Investment in securities:
At cost	$12,658,218

At value	$12,702,248

Cash held as collateral	2,712,788
Due from broker	790,204
Deposit with broker for securities sold short and written options	454,209
Receivable for fund investments sold	27,773
Dividends receivable	12,528
Receivable for fund shares sold	2,228
Prepaid expenses and other assets	11,552

Total Assets	16,713,530

LIABILITIES:
Facility loan fee payable	495
Written options, at value (Premiums received $477,414)	417,124
Securities sold short (Proceeds $66,097)	75,740
Payable for fund shares redeemed	6,745
Payable to Adviser	9,146
Payable for Fund Accounting and Administration fees	2,600
Accrued 12b-1 fees	3,340
Payable for Custodian fees	125
Payable for Audit fees	6,567
Payable to Trustees and Officers	23
Other accrued expenses	4,588

Total Liabilities	526,493

Net Assets	$16,187,037

NET ASSETS CONSIST OF:
Paid-in capital	$15,699,916
Accumulated net investment loss	(83,961)
Accumulated net realized gain on investments, securities sold short and written options	476,405
Net unrealized appreciation on investments, securities sold short and written options	94,677

Net Assets	$16,187,037

PRICING OF SHARES:
Net Assets	$16,187,037
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	1,582,548

Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.23

Minimum Redemption Price Per Share(a)	$10.03

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	69

RiverNorth Core Opportunity Fund
Statement of Operations	For the Six Months Ended March 31, 2014 (Unaudited)

INVESTMENT INCOME:
Dividend income	$16,517,457
Foreign taxes withheld	(858)

Total Investment Income	16,516,599

EXPENSES:
Investment Adviser fee	3,325,628
12b-1 fees	831,407
Accounting and administration fee	139,783
Custodian expenses	40,226
Printing expenses	35,821
Compliance expenses	34,810
Facility loan fee	29,296
Trustee expenses	27,899
Transfer agent expenses	25,088
Registration expenses	21,668
Legal expenses	19,171
Insurance expenses	9,993
Audit expenses	9,201
24f-2 expenses	58
Miscellaneous expenses	39,505

Total Expenses	4,589,554

Net Investment Income	11,927,045

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on:
Investments	38,826,392
Total return swap contracts	249,168

Net realized gain	39,075,560

Long-term capital gain distributions from other investment companies	7,585,601

Net change in unrealized depreciation on:
Investments	(4,611,459)

Net Realized and Unrealized Gain on Investments and total return swap contracts	42,049,702

Net Increase in Net Assets Resulting from Operations	$53,976,747

See Notes to Financial Statements.
70	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund
Statement of Operations	For the Six Months Ended March 31, 2014 (Unaudited)

INVESTMENT INCOME:
Dividend income	$15,656,580
Interest income	21,128,797
Other income	17,920

Total Investment Income	36,803,297

EXPENSES:
Investment Adviser fee	3,815,379
12b-1 fees - Class R Shares	334,371
Accounting and administration fee	297,756
Transfer agent expenses	140,266
Custodian expenses	67,994
Compliance expenses	55,648
Printing expenses	50,792
Facility loan fee	43,691
Registration expenses	42,406
Trustee expenses	42,180
Legal expenses	31,243
Insurance expenses	21,559
Audit expenses	11,413
Miscellaneous expenses	56,935

Total Expenses	5,011,633

Net Investment Income	31,791,664

REALIZED AND UNREALIZED GAIN:
Net realized gain on:
Investments	2,140,108
Long-term capital gain distributions from other investment companies	1,890,442

Net change in unrealized appreciation on:
Investments	23,428,470

Net Realized and Unrealized Gain on Investments	27,459,020

Net Increase in Net Assets Resulting from Operations	$59,250,684

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	71

RiverNorth Equity Opportunity Fund
Statement of Operations	For the Six Months Ended March 31, 2014 (Unaudited)

INVESTMENT INCOME:
Dividend income	$280,858
Foreign taxes withheld	(240)

Total Investment Income	280,618

EXPENSES:
Investment Adviser fee	66,669
Registration expenses	23,322
Transfer agent expenses	13,213
12b-1 fees - Class R Shares	12,934
Audit expenses	9,201
Custodian expenses	8,570
Accounting and administration fee	5,985
Printing expenses	2,757
Compliance expenses	624
Trustee expenses	586
Facility loan fee	569
Legal expenses	401
Insurance expenses	299
Miscellaneous expenses	2,002

Total expenses before waiver/reimbursement	147,132
Less fees waived/reimbursed by Investment Adviser:
Class I Shares	(9,992)
Class R Shares	(34,200)

Net Expenses	102,940

Net Investment Income	177,678

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on:
Investments	1,429,774
Long-term capital gain distributions from other investment companies	137,510

Net change in unrealized depreciation on:
Investments	(457,670)

Net Realized and Unrealized Gain on Investments	1,109,614

Net Increase in Net Assets Resulting from Operations	$1,287,292

See Notes to Financial Statements.
72	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/Oaktree High Income Fund
Statement of Operations	For the Six Months Ended March 31, 2014 (Unaudited)

INVESTMENT INCOME:
Dividend income	$848,734
Interest income	1,244,930
Other income	13,464

Total Investment Income	2,107,128

EXPENSES:
Investment Adviser fee	317,014
12b-1 fees - Class R Shares	34,045
Accounting and administration fee	30,079
Custodian expenses	19,188
Registration expenses	17,302
Transfer agent expenses	16,025
Offering costs	13,679
Audit expenses	10,697
Printing expenses	3,448
Facility loan fee	2,434
Compliance expenses	2,321
Trustee expenses	2,311
Legal expenses	1,400
Insurance expenses	522
24f-2 expenses	83
Miscellaneous expenses	4,434

Total expenses before waiver/reimbursement	474,982
Less fees waived/reimbursed by Investment Adviser:
Class I Shares	(7,694)
Class R Shares	(5,275)

Net Expenses	462,013

Net Investment Income	1,645,115

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	732,746
Foreign currency transactions	(462,606)

Net realized gain	270,140

Long-term capital gain distributions from other investment companies	165,237

Net change in unrealized appreciation on:
Investments	2,311,093
Translation of assets and liabilities denominated in foreign currencies	246,086

Net unrealized appreciation	2,557,179

Net Realized and Unrealized Gain on Investments and translation of assets and liabilities denominated in foreign currencies	2,992,556

Net Increase in Net Assets Resulting from Operations	$4,637,671

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	73

RiverNorth Managed Volatility Fund
Statement of Operations	For the Six Months Ended March 31, 2014 (Unaudited)

INVESTMENT INCOME:
Dividend income	$80,279
Foreign taxes withheld	(137)

Total Investment Income	80,142

EXPENSES:
Investment Adviser fee	89,536
12b-1 fees	22,384
Transfer agent expenses	13,302
Registration expenses	11,865
Audit expenses	9,307
Accounting and administration fee	8,707
Custodian expenses	6,557
Dividend expense - short sales	2,939
Printing expenses	2,824
Facility loan fee	1,069
Compliance expenses	823
Legal expenses	778
Offering costs	772
Trustee expenses	769
Insurance expenses	372
Miscellaneous expenses	1,891

Total expenses before waiver/reimbursement	173,895
Less fees waived/reimbursed by Investment Adviser:	(9,792)

Net Expenses	164,103

Net Investment Loss	(83,961)

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	355,479
Securities sold short	(153,993)
Written options	672,708

Net realized gain	874,194

Long-term capital gain distributions from other investment companies	262

Net change in unrealized appreciation/(depreciation) on:
Investments	(15,147)
Securities sold short	(9,643)
Written options	141,248

Net unrealized appreciation	116,458

Net Realized and Unrealized Gain on Investments, securities sold short and written options	990,914

Net Increase in Net Assets Resulting from Operations	$906,953

See Notes to Financial Statements.
74	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Core Opportunity Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013

NET INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$11,927,045	$9,822,459
Net realized gain on investments and total return swap contracts	39,075,560	32,697,013
Long-term capital gain distributions from other investment companies	7,585,601	3,933,171
Net change in unrealized appreciation/(depreciation) on investments	(4,611,459)	8,612,286

Net increase in net assets resulting from operations	53,976,747	55,064,929

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,486,482)	(15,103,234)
From net realized gains on investments	(33,304,287)	(23,100,259)

Net decrease in net assets from distributions to shareholders	(44,790,769)	(38,203,493)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	134,534,331	178,658,565
Reinvestment of distributions	44,203,084	37,586,237
Cost of shares redeemed	(157,732,291)	(155,089,762)
Redemption fees(a)	24,447	24,918

Net increase in net assets from capital share transactions	21,029,571	61,179,958

Net Increase in Net Assets	30,215,549	78,041,394

NET ASSETS:
Beginning of period	647,365,196	569,323,802

End of period (including accumulated net investment income of $441,722 and $1,159, respectively)	$677,580,745	$647,365,196

OTHER INFORMATION:
Share Transactions:
Shares sold	10,564,777	14,487,987
Shares issued in reinvestment of distributions	3,556,161	3,271,213
Shares redeemed	(12,279,166)	(12,600,804)

Net increase from share transactions	1,841,772	5,158,396

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	75

RiverNorth/DoubleLine Strategic Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013

NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$31,791,664	$62,290,394
Net realized gain on investments	2,140,108	7,045,020
Long-term capital gain distributions from other investment companies	1,890,442	1,595,279
Net change in unrealized appreciation/(depreciation) on investments	23,428,470	(71,829,885)

Net increase/(decrease) in net assets resulting from operations	59,250,684	(899,192)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Class I Shares	(24,074,312)	(53,073,880)
Class R Shares	(8,234,119)	(20,673,415)
From net realized gains on investments:
Class I Shares	(3,325,361)	(7,261,076)
Class R Shares	(1,206,293)	(3,482,436)

Net decrease in net assets from distributions to shareholders	(36,840,085)	(84,490,807)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	176,176,162	391,117,558
Reinvestment of distributions	19,998,577	44,278,773
Cost of shares redeemed	(199,664,002)	(466,135,625)
Redemption fees(a)	38,871	147,578

Net decrease in net assets from capital share transactions	(3,450,392)	(30,591,716)

Class R Shares
Proceeds from shares sold	72,605,103	125,949,097
Reinvestment of distributions	9,209,054	23,633,983
Cost of shares redeemed	(81,172,056)	(309,260,010)
Redemption fees(a)	13,865	41,736

Net increase/(decrease) in net assets from capital share transactions	655,966	(159,635,194)

Net Increase/(Decrease) in Net Assets	19,616,173	(275,616,909)

NET ASSETS:
Beginning of period	1,056,533,538	1,332,150,447

End of period (including accumulated net investment loss of $(625,887) and $(109,120))	$1,076,149,711	$1,056,533,538

See Notes to Financial Statements.
76	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013

OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	16,384,682	34,901,898
Shares issued in reinvestment of distributions	1,858,960	3,992,459
Shares redeemed	(18,685,314)	(42,413,050)

Net decrease from share transactions	(441,672)	(3,518,693)

Class R Shares
Shares sold	6,721,515	11,239,657
Shares issued in reinvestment of distributions	855,110	2,125,093
Shares redeemed	(7,552,006)	(27,893,110)

Net increase/(decrease) from share transactions	24,619	(14,528,360)

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	77

RiverNorth Equity Opportunity Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2014(a) (Unaudited)	For the Year Ended September 30, 2013

NET INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$177,678	$243,968
Net realized gain on investments	1,429,774	872,669
Long-term capital gain distributions from other investment companies	137,510	42,003
Net change in unrealized appreciation/(depreciation) on investments	(457,670)	1,057,181

Net increase in net assets resulting from operations	1,287,292	2,215,821

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Class I Shares	(72,647)	(116,174)
Class R Shares	(232,784)	(362,781)
From net realized gains on investments:
Class I Shares	(154,414)	(19,020)
Class R Shares	(539,682)	(67,585)

Net decrease in net assets from distributions to shareholders	(999,527)	(565,560)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	333,739	3,742,082
Reinvestment of distributions	221,629	133,382
Cost of shares redeemed	(828,060)	(2,268,152)
Redemption fees(b)	81	2,026

Net increase/(decrease) in net assets from capital share transactions	(272,611)	1,609,338

Class R Shares
Proceeds from shares sold	1,185,923	7,200,285
Reinvestment of distributions	766,003	421,675
Cost of shares redeemed	(3,972,080)	(4,255,463)
Redemption fees(b)	280	12,299

Net increase/(decrease) in net assets from capital share transactions	(2,019,874)	3,378,796

Net Increase/(Decrease) in Net Assets	(2,004,720)	6,638,395

NET ASSETS:
Beginning of period	13,989,392	7,350,997

End of period (including accumulated net investment loss of $(127,753) and $–)	$11,984,672	$13,989,392

See Notes to Financial Statements.
78	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Equity Opportunity Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2014(a) (Unaudited)	For the Year Ended September 30, 2013

OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	27,870	349,602
Shares issued in reinvestment of distributions	18,767	12,225
Shares redeemed	(69,931)	(201,919)

Net increase/(decrease) from share transactions	(23,294)	159,908

Class R Shares
Shares sold	99,415	665,867
Shares issued in reinvestment of distributions	64,924	38,761
Shares redeemed	(335,795)	(372,349)

Net increase/(decrease) from share transactions	(171,456)	332,279

(a)	Prior to December 31, 2013, the RiverNorth Equity Opportunity Fund was known as the RiverNorth/Manning & Napier Dividend Income Fund.
(b)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	79

RiverNorth/Oaktree High Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Period December 28, 2012 (Inception) to September 30, 2013

NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,645,115	$610,025
Net realized gain/(loss) on investments and forward currency contracts	270,140	(59,661)
Long-term capital gain distributions from other investment companies	165,237	11,511
Net change in unrealized appreciation/(depreciation) on investments and forward currency contracts	2,557,179	(576,176)

Net increase/(decrease) in net assets resulting from operations	4,637,671	(14,301)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Class I Shares	(1,072,305)	(381,295)
Class R Shares	(753,534)	(324,649)

Net decrease in net assets from distributions to shareholders	(1,825,839)	(705,944)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	23,991,852	32,486,635
Reinvestment of distributions	975,314	346,851
Cost of shares redeemed	(4,090,313)	(7,072,680)
Redemption fees(a)	4,492	4,428

Net increase in net assets from capital share transactions	20,881,345	25,765,234

Class R Shares
Proceeds from shares sold	13,695,734	27,496,607
Reinvestment of distributions	746,415	322,553
Cost of shares redeemed	(9,057,466)	(5,282,259)
Redemption fees(a)	3,383	4,721

Net increase in net assets from capital share transactions	5,388,066	22,541,622

Net Increase in Net Assets	29,081,243	47,586,611

NET ASSETS:
Beginning of period	47,586,611	–

End of period (including accumulated net investment income of $50,738 and $231,462)	$76,667,854	$47,586,611

See Notes to Financial Statements.
80	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/Oaktree High Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Period December 28, 2012 (Inception) to September 30, 2013

OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	2,340,688	3,226,812
Shares issued in reinvestment of distributions	94,901	34,763
Shares redeemed	(396,262)	(702,483)

Net increase from share transactions	2,039,327	2,559,092

Class R Shares
Shares sold	1,335,834	2,715,460
Shares issued in reinvestment of distributions	72,757	32,395
Shares redeemed	(878,004)	(525,016)

Net increase from share transactions	530,587	2,222,839

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	81

RiverNorth Managed Volatility Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2014(a) (Unaudited)	For the Period October 12, 2012 (Inception) to September 30, 2013

NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(83,961)	$(91,482)
Net realized gain on investments, securities sold short and written options	874,194	842,746
Long-term capital gain distributions from other investment companies	262	157
Net change in unrealized appreciation/(depreciation) on investments, securities sold short and written options	116,458	(21,781)

Net increase in net assets resulting from operations	906,953	729,640

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(779)
From net realized gains on investments	(1,186,667)	–

Net decrease in net assets from distributions to shareholders	(1,186,667)	(779)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,675,074	22,291,221
Reinvestment of distributions	1,179,149	776
Cost of shares redeemed	(8,186,363)	(6,227,539)
Redemption fees(b)	1,013	4,559

Net increase/(decrease) in net assets from capital share transactions	(331,127)	16,069,017

Net Increase/(Decrease) in Net Assets	(610,841)	16,797,878

NET ASSETS:
Beginning of period	16,797,878	–

End of period (including accumulated net investment loss of $(83,961) and $–)	$16,187,037	$16,797,878

OTHER INFORMATION:
Share Transactions:
Shares sold	646,631	2,225,791
Shares issued in reinvestment of distributions	117,328	78
Shares redeemed	(800,842)	(606,438)

Net increase/(decrease) from share transactions	(36,883)	1,619,431

(a)	Prior to Janurary 1, 2014, the RiverNorth Managed Volatility Fund was known as the Rivernorth Dynamic Buy-Write Fund.
(b)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
82	(888) 848-7569 | www.rivernorthfunds.com

Page Intentionally Left Blank

RiverNorth Core Opportunity Fund
Financial Highlights

Net asset value - beginning of period
Income/(Loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments(a)

Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments

Total distributions

Paid-in capital from redemption fees(a)

Net increase/(decrease) in net asset value

Net asset value - end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)

Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)

Ratio of expenses to average net assets including fee waivers and reimbursements(e)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)
Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.
84	(888) 848-7569 | www.rivernorthfunds.com

For a share outstanding throughout the periods presented.

For the Six Months Ended March 31, 2014 (Unaudited)		For the Year Ended September 30, 2013		For the Year Ended September 30, 2012		For the Year Ended September 30, 2011		For the Year Ended September 30, 2010		For the Year Ended September 30, 2009

$12.65		$12.37		$11.18		$11.63		$10.57		$8.72

0.31		0.20		0.20		0.32		0.21		0.32
0.75		0.96		2.01		(0.45)		1.30		1.76

1.06		1.16		2.21		(0.13)		1.51		2.08

(0.24)		(0.35)		(0.50)		(0.32)		(0.45)		(0.23)
(0.69)		(0.53)		(0.52)		–		–		0.00	(b)

(0.93)		(0.88)		(1.02)		(0.32)		(0.45)		(0.23)

0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)

0.13		0.28		1.19		(0.45)		1.06		1.85

$12.78		$12.65		$12.37		$11.18		$11.63		$10.57

8.52%	(d)	10.08%		21.05%		(1.33%)		14.72%		25.06%

$677,581		$647,365		$569,324		$488,195		$392,421		$275,482

1.38%	(f)	1.35%		1.36%		1.45%		1.45%		1.53%

1.38%	(f)	1.35%		1.36%		1.45%		1.45%		1.53%
4.90%	(f)	1.66%		1.74%		2.57%		1.95%		3.80%
4.90%	(f)	1.66%		1.74%		2.57%		1.95%		3.80%
34%	(d)	46%		30%		38%		38%		215%

Semi-Annual Report | March 31, 2014	85

RiverNorth/DoubleLine Strategic Income Fund	Class I
Financial Highlights

Net asset value - beginning of period
Income from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments(a)

Total income from investment operations

Less distributions:
From net investment income
From net realized gain on investments

Total distributions

Paid-in capital from redemption fees(a)

Net increase/(decrease) in net asset value

Net asset value - end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)

Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.
86	(888) 848-7569 | www.rivernorthfunds.com

For a share outstanding throughout the periods presented.

For the Six Months Ended March 31, 2014 (Unaudited)		For the Year Ended September 30, 2013		For the Year Ended September 30, 2012		For the Period December 30, 2010 (Inception) to September 30, 2011

$10.62		$11.33		$10.59		$10.00

0.34		0.52		0.57		0.42
0.29		(0.51)		0.82		0.46

0.63		0.01		1.39		0.88

(0.34)		(0.63)		(0.63)		(0.30)
(0.05)		(0.09)		(0.02)		–

(0.39)		(0.72)		(0.65)		(0.30)

0.00	(b)	0.00	(b)	0.00	(b)	0.01

0.24		(0.71)		0.74		0.59

$10.86		$10.62		$11.33		$10.59

6.05%	(d)	(0.03%)		13.56%		8.97%	(d)

$799,130		$785,974		$878,631		$332,664

0.92%	(f)	0.89%		0.90%		1.08%	(f)
0.92%	(f)	0.89%		0.90%		0.95%	(f)

6.31%	(f)	4.68%		5.20%		5.18%	(f)

6.31%	(f)	4.68%		5.20%		5.31%	(f)
32%	(d)	80%		74%		64%	(d)

Semi-Annual Report | March 31, 2014	87

RiverNorth/DoubleLine Strategic Income Fund	Class R
Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments(a)

Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments

Total distributions

Paid-in capital from redemption fees(a)

Net increase/(decrease) in net asset value

Net asset value - end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)

Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.
88	(888) 848-7569 | www.rivernorthfunds.com

For a share outstanding throughout the periods presented.

For the Six Months Ended March 31, 2014 (Unaudited)		For the Year Ended September 30, 2013		For the Year Ended September 30, 2012	For the Period December 30, 2010 (Inception) to September 30, 2011

$10.63		$11.34		$10.60	$10.00

0.33		0.49		0.54	0.40
0.29		(0.51)		0.82	0.46

0.62		(0.02)		1.36	0.86

(0.33)		(0.60)		(0.61)	(0.28)
(0.05)		(0.09)		(0.02)	–

(0.38)		(0.69)		(0.63)	(0.28)

0.00	(b)	0.00	(b)	0.01	0.02

0.24		(0.71)		0.74	0.60

$10.87		$10.63		$11.34	$10.60

5.91%	(d)	(0.29%)		13.28%	8.88%	(d)

$277,020		$270,560		$453,520	$141,779

1.17%	(f)	1.14%		1.15%	1.33%	(f)
1.17%	(f)	1.14%		1.15%	1.20%	(f)

6.08%	(f)	4.40%		4.96%	4.99%	(f)

6.08%	(f)	4.40%		4.96%	5.11%	(f)
32%	(d)	80%		74%	64%	(d)

Semi-Annual Report | March 31, 2014	89

RiverNorth Equity Opportunity Fund	Class I
Financial Highlights	For a share outstanding throughout the periods presented.

	For the Six Months Ended March 31, 2014(a) (Unaudited)		For the Year Ended September 30, 2013	For the Period July 18, 2012 (Inception) to September 30, 2012

Net asset value - beginning of period	$11.68		$10.42	$10.00
Income from investment operations:
Net investment income(b)	0.17		0.22	0.02
Net realized and unrealized gain on investments(b)	1.02		1.50	0.42

Total income from investment operations	1.19		1.72	0.44

Less distributions:
From net investment income	(0.30)		(0.39)	(0.02)
From net realized gain on investments	(0.62)		(0.08)	–

Total distributions	(0.92)		(0.47)	(0.02)

Paid-in capital from redemption fees(b)	0.00	(c)	0.01	–

Net increase in net asset value	0.27		1.26	0.42

Net asset value - end of period	$11.95		$11.68	$10.42

Total Return(d)	10.36%	(e)	16.99%	4.44%	(e)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,859		$3,067	$1,069
Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)	2.02%	(g)	1.98%	6.16%	(g)
Ratio of expenses to average net assets including fee waivers and reimbursements(f)	1.35%	(g)	1.35%	1.35%	(g)
Ratio of net investment income/(loss) to average net assets excluding fee waivers and reimbursements(f)	2.18%	(g)	1.33%	(3.92%)	(g)
Ratio of net investment income to average net assets including fee waivers and reimbursements(f)	2.85%	(g)	1.96%	0.89%	(g)
Portfolio turnover rate	43%	(e)	100%	13%	(e)

(a)	Prior to December 31, 2013, the RiverNorth Equity Opportunity Fund was known as the RiverNorth/Manning & Napier Dividend Income Fund.
(b)	Based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(g)	Annualized.

See Notes to Financial Statements.
90	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Equity Opportunity Fund	Class R
Financial Highlights	For a share outstanding throughout the periods presented.

	For the Six Months Ended March 31, 2014(a) (Unaudited)		For the Year Ended September 30, 2013	For the Period July 18, 2012 (Inception) to September 30, 2012

Net asset value - beginning of period	$11.68		$10.42	$10.00
Income from investment operations:
Net investment income(b)	0.16		0.19	0.01
Net realized and unrealized gain on investments(b)	1.01		1.51	0.44

Total income from investment operations	1.17		1.70	0.45

Less distributions:
From net investment income	(0.28)		(0.37)	(0.03)
From net realized gain on investments	(0.62)		(0.08)	–

Total distributions	(0.90)		(0.45)	(0.03)

Paid-in capital from redemption fees(b)	0.00	(c)	0.01	0.00	(c)

Net increase in net asset value	0.27		1.26	0.42

Net asset value - end of period	$11.95		$11.68	$10.42

Total Return(d)	10.24%	(e)	16.75%	4.46%	(e)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$9,125		$10,923	$6,282
Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)	2.26%	(g)	2.21%	6.21%	(g)
Ratio of expenses to average net assets including fee waivers and reimbursements(f)	1.60%	(g)	1.60%	1.60%	(g)
Ratio of net investment income/(loss) to average net assets excluding fee waivers and reimbursements(f)	1.95%	(g)	1.09%	(4.12%)	(g)
Ratio of net investment income to average net assets including fee waivers and reimbursements(f)	2.61%	(g)	1.71%	0.49%	(g)
Portfolio turnover rate	43%	(e)	100%	13%	(e)

(a)	Prior to December 31, 2013, the RiverNorth Equity Opportunity Fund was known as the RiverNorth/Manning & Napier Dividend Income Fund.
(b)	Based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(g)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	91

RiverNorth/Oaktree High Income Fund	Class I
Financial Highlights	For a share outstanding throughout the periods presented.

	For the Six Months Ended March 31, 2014 (Unaudited)		For the Period December 28, 2012 (Inception) to September 30, 2013

Net asset value - beginning of period	$9.95		$10.00
Income from investment operations:
Net investment income(a)	0.27		0.22
Net realized and unrealized gain/(loss) on investments(a)	0.50		(0.07)

Total income from investment operations	0.77		0.15

Less distributions:
From net investment income	(0.29)		(0.20)

Total distributions	(0.29)		(0.20)

Paid-in capital from redemption fees(a)	0.00	(b)	0.00	(b)

Net increase/(decrease) in net asset value	0.48		(0.05)

Net asset value - end of period	$10.43		$9.95

Total Return(c)	7.81%	(d)	1.52%	(d)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$47,963		$25,472
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.39%	(f)	1.58%	(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.35%	(f)	1.35%	(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)	5.25%	(f)	2.65%	(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(e)	5.29%	(f)	2.88%	(f)
Portfolio turnover rate	55%	(d)	117%	(d)

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.
92	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/Oaktree High Income Fund	Class R
Financial Highlights	For a share outstanding throughout the periods presented.

	For the Six Months Ended March 31, 2014 (Unaudited)		For the Period December 28, 2012 (Inception) to September 30, 2013

Net asset value - beginning of period	$9.95		$10.00
Income from investment operations:
Net investment income(a)	0.26		0.21
Net realized and unrealized gain/(loss) on investments(a)	0.49		(0.07)

Total income from investment operations	0.75		0.14

Less distributions:
From net investment income	(0.28)		(0.19)

Total distributions	(0.28)		(0.19)

Paid-in capital from redemption fees(a)	0.00	(b)	0.00	(b)

Net increase/(decrease) in net asset value	0.47		(0.05)

Net asset value - end of period	$10.42		$9.95

Total Return(c)	7.58%	(d)	1.38%	(d)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$28,704		$22,115
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.64%	(f)	1.80%	(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.60%	(f)	1.60%	(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)	5.02%	(f)	2.60%	(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(e)	5.05%	(f)	2.80%	(f)
Portfolio turnover rate	55%	(d)	117%	(d)

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	93

RiverNorth Managed Volatility Fund
Financial Highlights	For a share outstanding throughout the periods presented.

	For the Six Months Ended March 31, 2014(a) (Unaudited)		For the Period October 12, 2012 (Inception) to September 30, 2013

Net asset value - beginning of period	$10.37		$10.00
Income from investment operations:
Net investment loss(b)	(0.05)		(0.06)
Net realized and unrealized gain on investments(b)	0.59		0.43

Total income from investment operations	0.54		0.37

Less distributions:
From net investment income	–		(0.00)	(c)
From net realized gain on investments	(0.68)		–

Total distributions	(0.68)		(0.00)	(c)

Paid-in capital from redemption fees(b)	0.00	(c)	0.00	(c)

Net increase/(decrease) in net asset value	(0.14)		0.37

Net asset value - end of period	$10.23		$10.37

Total Return(d)	5.31%	(e)	3.71%	(e)

Supplemental Data:
Net assets, end of period (in thousands)	$16,187		$16,798

See Notes to Financial Statements.
94	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Managed Volatility Fund
Financial Highlights	For a share outstanding throughout the periods presented.

	For the Six Months Ended March 31, 2014(a) (Unaudited)		For the Period October 12, 2012 (Inception) to September 30, 2013

Ratios to Average Net Assets (excluding interest expense and dividend expense on securities sold short)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)	1.91%	(g)	2.19%	(g)
Ratio of expenses to average net assets including fee waivers and reimbursements(f)	1.80%	(g)	1.80%	(g)
Ratio of net investment loss to average net assets excluding fee waivers and reimbursements(f)	(1.08%)	(g)	(0.98%)	(g)
Ratio of net investment loss to average net assets including fee waivers and reimbursements(f)	(0.97%)	(g)	(0.59%)	(g)

Ratios to Average Net Assets (including interest expense and dividend expense on securities sold short)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)	1.94%	(g)	N/A
Ratio of expenses to average net assets including fee waivers and reimbursements(f)	1.83%	(g)	N/A
Ratio of net investment loss to average net assets excluding fee waivers and reimbursements(f)	(1.05%)	(g)	N/A
Ratio of net investment loss to average net assets including fee waivers and reimbursements(f)	(0.94%)	(g)	N/A
Portfolio turnover rate	148%	(e)	603%	(e)

(a)	Prior to January 1, 2014, the RiverNorth Managed Volatility Fund was known as the Rivernorth Dynamic Buy-Write Fund.
(b)	Based on average shares outstanding during the period.
(c)	Less than $(0.005) and $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(g)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2014	95

RiverNorth Funds	Notes to Financial Statements
March 31, 2014 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board’ or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth Equity Opportunity Fund (the “Equity Opportunity Fund”) is a diversified series of the Trust and commenced investment operations on July 18, 2012. The Equity Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Equity Opportunity Fund is RiverNorth Capital Management, LLC. The investment objective of the Equity Opportunity Fund is overall total return consisting of long-term capital appreciation and income. On January 28, 2014 the strategy of the RiverNorth Equity Opportunity Fund changed to permit the RiverNorth Equity Opportunity Fund to gain exposure to the equity markets through exchange-traded funds rather than individual dividend-paying stocks. Prior to December 31, 2013 the name of the Equity Opportunity Fund was the RiverNorth/Manning & Napier Dividend Income Fund and the sub-adviser was Manning & Napier, Advisors, LLC.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

The RiverNorth Managed Volatility Fund (the “Managed Volatility Fund”) is a non-diversified series of the Trust and commenced investment operations on October 12, 2012. The investment adviser to the Managed Volatility Fund is RiverNorth Capital Management, LLC. The investment objective of the Managed Volatility Fund is total return with lower volatility than the Standard and Poor’s 500 Index. On January 28, 2014 the strategy of the RiverNorth Managed Volatility Fund changed to permit the RiverNorth Managed Volatility Fund to invest less than 80% of its nets assets, plus any borrowings for investment purposes, in common stocks, preferred stocks and options on those securities. Prior to January 1, 2014 the name of the Managed Volatility Fund was the RiverNorth Dynamic Buy-Write Fund.

96	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Funds	Notes to Financial Statements
March 31, 2014 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on March 31, 2014.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation: All investments in securities are recorded at their estimated fair value as described in Note 3.

Security Transactions and Related Income: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Fund and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Other: The Funds have held certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Share Valuation: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of each Fund’s assets, subtracting their liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset

Semi-Annual Report | March 31, 2014 (Unaudited)	97

RiverNorth Funds	Notes to Financial Statements
March 31, 2014 (Unaudited)

value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. For the period ended March 31, 2014, the Core Opportunity Fund, Strategic Income Fund, Equity Opportunity Fund, High Income Fund, and Managed Volatility Fund received redemption fees of $24,447, $52,736, $361, $7,875, and $1,013, respectively.

Expenses: Some expenses of the Trust can be directly attributed to the Fund or the Fund specific share class. Expenses which cannot be directly attributed are apportioned among all Funds and Fund series classes in the Trust based on average net assets.

Federal Income Taxes: The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the period ended March 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Funds.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

98	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Funds	Notes to Financial Statements
March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, closed-end funds, exchange-traded funds, holding and investment management companies, preferred stocks, and business development company senior notes are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign and U.S. government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, bank loans, collateralized loan obligations, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts and total return swaps, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Total Return swaps are valued based on a formula of the underlying asset’s nightly value, the Overnight London-Interbank Offered Rate (“USD-LIBOR”) and an annual fee or various agreed upon inputs. Foreign Currency positions, including forward currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data

Semi-Annual Report | March 31, 2014 (Unaudited)	99

RiverNorth Funds	Notes to Financial Statements
March 31, 2014 (Unaudited)

relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Closing bid and ask option contract quotations are considered to be reflective of the option contract values as of the close of the regular session of trading on the New York Stock Exchange (the “stock market close”), and will be used to determine fair value of the option contracts. On days when the closing market quotations for option contracts are not considered to be reflective of their value as of the stock market close, each of the option contracts held by a Fund will be priced at the average of the bid and asked quotations as of the stock market close by reference to time-stamped quotes obtained from an independent third-party pricing source. If an acceptable quotation is unavailable for a particular contract, that contract will be priced at the mean of the valuations of the two most widely accepted and well documented methods for deriving prices for option contracts, the Black-Scholes model and the binomial model, as of the stock market close.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisers’, a Sub-Advisers’, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

100	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Funds	Notes to Financial Statements
March 31, 2014 (Unaudited)

The following is a summary of the inputs used at March 31, 2014 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Closed-End Funds	$483,108,224	$–	$–	$483,108,224
Exchange-Traded Funds	131,040,399	–	–	131,040,399
Holding & Investment Management Companies	2,420,605	–	–	2,420,605
Preferred Stocks	1,559,529	–	–	1,559,529
Short-Term Investments	58,560,649	–	–	58,560,649

Total	$676,689,406	$–	$–	$676,689,406

Strategic Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Closed-End Funds	$384,587,589	$–	$–	$384,587,589
Exchange-Traded Funds	660,528	–	–	660,528
Preferred Stocks	20,884,719	–	–	20,884,719
Business Development Company Senior Notes	27,967,975	–	–	27,967,975
Foreign Corporate Bonds	–	35,424,152	–	35,424,152
U.S. Corporate Bonds	–	33,490,677	–	33,490,677
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	2,029,899	–	2,029,899
Collateralized Loan Obligations	–	6,337,942	–	6,337,942
Non-Agency Collateralized Mortgage Obligations	–	276,490,314	–	276,490,314
U.S. Government Bonds and Notes	–	29,014,745	–	29,014,745
U.S. Government / Agency Mortgage Backed Securities	–	141,734,439	–	141,734,439
Short-Term Investments	108,881,109	–	–	108,881,109

Total	$542,981,920	$524,522,168	$–	$1,067,504,088

Semi-Annual Report | March 31, 2014 (Unaudited)	101

RiverNorth Funds	Notes to Financial Statements
March 31, 2014 (Unaudited)

Equity Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Closed-End Funds	$7,810,711	$–	$–	$7,810,711
Exchange-Traded Funds	3,980,510	–	–	3,980,510
Short-Term Investments	169,635	–	–	169,635

Total	$11,960,856	$–	$–	$11,960,856

High Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Closed-End Funds	$21,150,787	$–	$–	$21,150,787
Exchange-Traded Funds	523,509	–	–	523,509
Preferred Stocks	135,576	–	–	135,576
Bank Loans	–	10,637,438	482,180	11,119,618
Business Development Company Senior Notes	996,160	–	–	996,160
High Yield Debt	–	39,081,312	–	39,081,312
Short-Term Investments	8,186,129	–	–	8,186,129

Total	$30,992,161	$49,718,750	$482,180	$81,193,091

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total

Assets
Forward Foreign Currency Contracts	$–	$30,579	$–	$30,579
Liabilities
Forward Foreign Currency Contracts	$–	$(2,863)	$–	$(2,863)

Total	$–	$27,716	$–	$27,716

Managed Volatility Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$2,217,674	$–	$–	$2,217,674
Exchange-Traded Funds	2,826,494	–	–	2,826,494
Preferred Stocks	579,497	–	–	579,497
Purchased Options	175,388	–	–	175,388
Short-Term Investments	6,903,195	–	–	6,903,195

Total	$12,702,248	$–	$–	$12,702,248

102	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Funds	Notes to Financial Statements
March 31, 2014 (Unaudited)

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total

Liabilities
Written Options	$(417,124)	$–	$–	$(417,124)
Securities Sold Short	(75,740)	–	–	(75,740)

Total	$(492,864)	$–	$–	$(492,864)

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Investments in Securities	Balance as of September 30, 2013	Accrued discount/ premium	Return of Capital	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of March 31, 2014	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2014

High Income Fund
Bank Loans	$–	$–	$–	$–	$2,735	$479,445	$–	$–	$–	$482,180	$2,735

Total	$–	$–	$–	$–	$2,735	$479,445	$–	$–	$–	$482,180	$2,735

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range

Bank Loans	$482,180	Direct Offering Price Approach	Transaction Price	137.766

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases

Transaction Price	Increase	Decrease

It is the Funds’ policy to recognize transfers into and out of the Levels 1 and 2 at the end of the reporting period.

There were no transfers into and out of Levels 1 and 2 during the current year presented.

Semi-Annual Report | March 31, 2014 (Unaudited)	103

RiverNorth Funds	Notes to Financial Statements
March 31, 2014 (Unaudited)

4. DERIVATIVE FINANCIAL INSTRUMENTS

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as purchased and written options and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Option Writing/Purchasing

The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a fund writes or purchases an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage

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RiverNorth Funds	Notes to Financial Statements
March 31, 2014 (Unaudited)

commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. Cash segregated as collateral for written option contracts is shown on the Managed Volatility Fund’s Statement of Assets and Liabilities.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Total Return Swaps

Certain Funds may enter into total return swaps. During the six month period ended March 31, 2014, the Core Opportunity Fund invested in a total return swap. Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month or if the cumulative amount owed to either party is greater than or equal to $250,000. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. The Fund may use its own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Fund’s overall return) by replacing it with the impact of market exposure based upon the Fund’s own investment holdings. The Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. Net amounts received or paid on the swap contracts are recorded as realized gains or losses. The Fund values the total return swaps in which it enters based on a formula of the underlying asset’s nightly value, the Overnight London-Interbank Offered Rate (“USD-LIBOR”) and an annual fee or various agreed upon inputs. These securities will be categorized as Level 2 securities. The Core Opportunity Fund has an agreement with ReFlow Fund, LLC to receive the total return of the Fund, based on its daily change in NAV less USD-LIBOR plus an annualized spread of 1.95%. The agreement terminates November 28, 2014.

Semi-Annual Report | March 31, 2014 (Unaudited)	105

RiverNorth Funds	Notes to Financial Statements
March 31, 2014 (Unaudited)

At March 31, 2014, the receivable for the open swap agreement was $0. In accordance with the swap contract, the Core Opportunity Fund has the ability to adjust the notional amount on a daily basis. For the period ended March 31, 2014, the activity of the swap positions in the Core Opportunity Fund is summarized below:

Beginning of period	$0
Increases	20,000,000
Decreases	20,000,000

End of Period	$0

The Managed Volatility Fund had the following transactions in written options during the period ended March 31, 2014.

	Number of Contracts	Premiums

Balance as of September 30, 2013	3,206	$345,925
Options Written	15,285	1,263,055
Options Expired	(9,384)	(653,013)
Options Closed	(3,463)	(336,419)
Options Exercised	(1,885)	(142,134)

Balance as of March 31, 2014	3,759	$477,414

The effect of derivatives instruments on each Fund’s Statement of Assets and Liabilities as of March 31, 2014:

		Asset Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value

High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized appreciation on forward foreign currency contracts	$30,579

Managed Volatility Fund	Equity Contracts (Purchased Options)	Investments in securities, at value	$175,388

		Liabilities Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value

High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized depreciation on forward foreign currency contracts	$(2,863)

Managed Volatility Fund	Equity Contracts (Written Options)	Written options, at value	$(417,124)

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RiverNorth Funds	Notes to Financial Statements
March 31, 2014 (Unaudited)

The effect of derivatives instruments on each Fund’s Statement of Operations for the year ended March 31, 2014:

Fund	Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income

Core Opportunity Fund	Equity Contracts (Total Return Swap Contracts)	Net realized gain on Total return swap contracts	$249,168	$–

High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Net realized gain/(loss) on Foreign currency transactions/ Net change in unrealized appreciation on Translation of assets and liabilities denominated in foreign currencies	$(261,091)	$263,104

Managed Volatility Fund	Equity Contracts (Purchased Options)	Net realized gain/(loss) on Investments/ Net change in unrealized appreciation/(depreciation) on Investments	$228,893	$36,091
Managed Volatility Fund	Equity Contracts (Written Options)	Net realized gain/(loss) on Written options/ Net change in unrealized appreciation/(depreciation) on Written options	$672,708	$141,248

			$901,601	$177,339

The average purchased and written option contracts, forward currency contracts, and swap contracts volume during the period ended March 31, 2014 is noted below.

Fund		Average Value of Total Return Swap Contracts

Core Opportunity Fund		$ 20,000,000

Fund		Average Value of Forward Foreign Currency Contracts

High Income Fund		$ 9,622,025

Fund	Average Purchased Option Contract Volume	Average Written Option Contract Volume

Managed Volatility Fund	1,610	(3,702)

Semi-Annual Report | March 31, 2014 (Unaudited)	107

RiverNorth Funds	Notes to Financial Statements
March 31, 2014 (Unaudited)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. Balance Sheet netting was considered and it was determined there are no master netting agreements related to the Funds’ positions in options and forward foreign currency contracts.

5. SHORT SALES

The Managed Volatility Fund may enter into short sales transactions to realize additional gains or hedge investments. Short sales are transactions in which the Managed Volatility Fund sells a security that it may not own. When the Managed Volatility Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Managed Volatility Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Managed Volatility Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Managed Volatility Fund. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position. Cash segregated as collateral for securities sold short is shown on the Managed Volatility Fund’s statement of Assets and Liabilities.

6. LOAN PARTICIPATIONS AND ASSIGNMENTS

The High Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The High Income Fund will normally invest in corporate issuers in North America and Europe. The High Income Fund investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The High Income Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The High Income Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the High Income Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the High Income Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. The High Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the High Income Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The High Income Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a

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RiverNorth Funds	Notes to Financial Statements
March 31, 2014 (Unaudited)

floating rate loan. In certain circumstances, the High Income Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. At March 31, 2014, the High Income Fund had $6,242,382 in outstanding domestic and foreign loan commitments.

7. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser serves as the investment adviser to the Funds. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objectives and policies. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of the average daily net assets of the Funds.

The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
Core Opportunity Fund	1.00%
Strategic Income Fund	0.75%
Equity Opportunity Fund	1.00%
High Income Fund	1.00%
Managed Volatility Fund	1.00%

The Adviser has contractually agreed to defer the collection of the Funds’ management fees and/or reimburse expenses, but only to the extent necessary to limit net annual operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Funds’ invest; and extraordinary expenses) as a percentage of the average daily net assets of the Funds through January 31, 2015. Each deferral of fees or reimbursements of expenses by the Adviser are subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses were incurred, provided that the Fund is able to make the repayment without exceeding the below expense limitations.

Fund	Class I	Class R	Expiration of Expense Limitation Agreement
Core Opportunity Fund	N/A	1.60%	January 31, 2015
Strategic Income Fund	0.95%	1.20%	January 31, 2015
Equity Opportunity Fund	1.35%	1.60%	January 31, 2015
High Income Fund	1.35%	1.60%	January 31, 2015
Managed Volatility Fund	N/A	1.80%	January 31, 2015

As of the year ended September 30, 2013, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring September 30,
	2014	2015	2016
Fund/Class
Core Opportunity Fund	N/A	N/A	N/A

Semi-Annual Report | March 31, 2014 (Unaudited)	109

RiverNorth Funds	Notes to Financial Statements
March 31, 2014 (Unaudited)

Strategic Income Fund
Class I	N/A	N/A	N/A
Class R	N/A	N/A	N/A

Equity Opportunity Fund
Class I	N/A	$5,553	$19,714
Class R	N/A	36,038	65,892

Total	N/A	$41,591	$85,606

High Income Fund
Class I	N/A	N/A	$26,539
Class R	N/A	N/A	20,011

Total	N/A	N/A	$46,550

Managed Volatility Fund	N/A	N/A	$61,295

DoubleLine is the investment sub-adviser to the Strategic Income Fund. Oaktree Capital is the investment sub-adviser to the High Income Fund. Under the terms of the sub-advisory agreements, the Sub-Advisers, subject to the supervision of the Adviser and the Board of the Trust, provide or arrange to be provided to the Strategic Income Fund and the High Income Fund such investment advice as deemed advisable and will furnish or arrange to be furnished a continuous investment program for the portion of assets managed in the respective Fund consistent with the respective Fund’s investment objective and policies. As compensation for its sub-advisory services, the Adviser is obligated to pay each Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of the average daily net assets of the Strategic Income Fund and the High Income Fund.

ALPS Fund Services, Inc. (“ALPS”) provides the Funds with fund administration and fund accounting services. ALPS also serves as transfer, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”).

The Northern Trust Company served as the Funds’ custodian until the transition to State Street Bank & Trust, Co. on March 3, 2014.

The Funds have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”). The Plan permits the Funds to pay the Adviser for distribution and promotion expenses related to marketing shares of the Funds. The amount payable annually by the Core Opportunity Fund, the Class R Shares of the Strategic Income Fund, the Class R Shares of the Equity Opportunity Fund, the Managed Volatility Fund, and the Class R Shares of the High Income Fund is 0.25% of the average daily net assets. Under the Plan the Trust may engage in any activities related to the distribution of Fund shares. The expenses of the Funds’ Plan are reflected as 12b-1 fees in the statement of operations.

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc (“the Distributor”) to provide distribution services to the Funds. The Distributor serves as underwriter/distributor of shares of the Funds.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $36,000 per year. The audit committee chairman receives an additional $1,000 per year. The

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RiverNorth Funds	Notes to Financial Statements
March 31, 2014 (Unaudited)

Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

Certain Trustees and Officers of the Trust are also officers of the Adviser, the Distributor or the Administrator.

8. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of March 31, 2014.

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2013, was as follows:

	Ordinary Income	Distributions paid from Long-Term Capital Gain	Return of Capital	Total
Core Opportunity Fund*	$15,176,518	$23,026,975	$–	$38,203,493
Strategic Income Fund*	81,042,978	3,447,829	–	84,490,807
Equity Opportunity Fund*	563,141	2,419	–	565,560
High Income Fund*	405,890	11,511	288,543	705,944
Managed Volatility Fund*	622	157	–	779

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2012, was as follows:

	Ordinary Income	Distributions paid from Long-Term Capital Gain	Return of Capital	Total
Core Opportunity Fund*	$19,491,846	$22,521,491	$–	$42,013,337
Strategic Income Fund*	56,708,539	28,826	–	56,737,365
Equity Opportunity Fund*	17,757	–	–	17,757
High Income Fund*	N/A	N/A	N/A	N/A
Managed Volatility Fund*	N/A	N/A	N/A	N/A

Semi-Annual Report | March 31, 2014 (Unaudited)	111

RiverNorth Funds	Notes to Financial Statements
March 31, 2014 (Unaudited)

*

Classifications of Distributions: Net investment income and net realized gain may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

Components of Distributable Earnings on a Tax Basis: The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under GAAP. Accordingly, for the year ended September 30, 2013, certain differences were reclassified. These differences were primarily due to book/tax distribution differences, to the different tax treatment of organizational costs and certain other investments; the amounts reclassified did not affect net assets. The reclassifications were as follows:

	(Decrease) Paid-in Capital	Increase Accumulated Net Investment Income	Increase/(Decrease) Accumulated Net Realized Gain/(Loss)
Core Opportunity Fund	$–	$5,631,230	$(5,631,230)
Strategic Income Fund	–	11,086,582	(11,086,582)
Equity Opportunity Fund	(41,739)	234,987	(193,248)
High Income Fund	(331,242)	327,381	3,861
Managed Volatility Fund	(37,974)	92,261	(54,287)

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RiverNorth Fund	Notes to Financial Statements
March 31, 2014 (Unaudited)

At September 30, 2013, the components of distributable earnings on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Accumulated Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Other Cumulative Effect of Timing Differences	Total
Core Opportunity Fund	$–	$ 30,699,300	$ 76,012,037	$1,159	$ 106,712,496
Strategic Income Fund	–	3,604,302	(10,904,444)	(7,903,794)	(15,203,936)
Equity Opportunity Fund	544,259	122,647	1,207,956	–	1,874,862
High Income Fund	–	–	(589,980)	200,977	(389,003)
Managed Volatility Fund	1,063,023	–	(169,706)	(126,482)	766,835

Capital Losses: As of September 30, 2013 the Funds do not have unused capital loss carryforwards which may reduce the Funds’ taxable income arising from future net realized gains on investments.

Strategic Income Fund and High Income Fund have elected to defer to the period ending September 30, 2014 capital losses recognized during the period November 1, 2012 to September 30, 2013 in the amount of $7,794,674 and $30,485, respectively.

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at March 31, 2014, were as follows:

Fund	Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Core Opportunity Fund	$ 81,487,682	$ (9,457,931)	$ 72,029,751	$ 604,659,655
Strategic Income Fund	57,079,323	(44,916,253)	12,163,070	1,055,341,018
Equity Opportunity Fund	768,651	(23,595)	745,056	11,215,800
High Income Fund	2,187,875	(231,836)	1,956,039	79,237,052
Managed Volatility Fund	349,414	(381,834)	(32,420)	12,734,668

*	The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is attributable primarily to the tax deferral of losses on wash sales.

Semi-Annual Report | March 31, 2014 (Unaudited)	113

RiverNorth Fund	Notes to Financial Statements
March 31, 2014 (Unaudited)

9. INVESTMENTS TRANSACTIONS

Investment transactions for the period ended March 31, 2014, excluding U.S. Government Obligations and short-term investments, were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Core Opportunity Fund	$ 248,802,404	$ 208,622,943
Strategic Income Fund	221,785,907	284,180,806
Equity Opportunity Fund	5,562,677	12,198,968
High Income Fund	58,956,549	34,370,306
Managed Volatility Fund	10,157,869	13,562,444

Investment Transactions in U.S. Government Obligations for the period ended March 31, 2014 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Strategic Income Fund	$ 88,600,915	$ 100,656,336

10. REVOLVING LINE OF CREDIT

The Funds had a $100,000,000 Revolving Credit Agreement with The Northern Trust Company prior to the transition of the Funds’ custodian to State Street Bank & Trust, Co. on March 3, 2014. Borrowings under this arrangement were secured by investments held in each Fund’s portfolio and incurred interest at the Federal Funds Rate in effect on the day the loan was made plus 1.15% or a minimum of 1.75%, whichever was greater. For unloaned balances the Funds paid a facility fee equal to the product of $100,000,000 less the principal amount of loans outstanding and 0.15%, this fee is reported on the Statements of Operations as Facility Loan Fee. This contract was terminated with the transition of the Funds’ custodian.

11. BENEFICIAL OWNERSHIP

On March 31, 2014, there were an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest are shown in the Statement of Changes in Net Assets.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. Beneficial owners owning more than 25% of the voting securities for the benefit of their customers of each class of each Fund, as of March 31, 2014, are listed below:

Fund	Shareholder Name	Percentage Interest
Core Opportunity Fund	National Financial Services LLC	66.93%
Strategic Income Fund - Class I	Charles Schwab & Company, Inc.	31.12%
Strategic Income Fund - Class R	UBS Wealth Management USA	38.56%
Equity Opportunity Fund - Class R	National Financial Services LLC	43.91%
High Income Fund - Class I	Charles Schwab & Company, Inc.	38.29%
High Income Fund - Class I	TD Ameritrade, Inc	32.37%

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RiverNorth Funds	Notes to Financial Statements
March 31, 2014 (Unaudited)

Fund	Shareholder Name	Percentage Interest
High Income Fund - Class R	UBS Wealth Management USA	39.89%
Managed Volatility Fund	Charles Schwab & Company, Inc.	41.16%
Managed Volatility Fund	TD Ameritrade, Inc.	34.92%

12. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

13. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (“FASB) issued Accounting Standards Update (“ASU”) No. 2013-08, Financial Services-Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The FASB standard identifies characteristics a company must assess to determine whether it is considered an investment company for financial reporting purposes. This ASU is effective for fiscal years beginning after December 15, 2013. The Funds believes the adoption of this ASU will not have a material impact on its financial statements.

14. SUBSEQUENT EVENTS

On April 8, 2014 the Funds entered into a Revolving Credit Agreement with State Street Bank & Trust, Co. Borrowings under this arrangement will be secured by investments held in each Fund’s portfolio and will bear interest at the higher of the Federal Funds Rate and the One - Month LIBOR Rate in effect on the day the loan is made plus 1.25%, whichever is greater. For unloaned balances the Funds will pay a facility fee equal to the product of $100,000,000 less the principal amount of loans outstanding and 0.10%.

Semi-Annual Report | March 31, 2014 (Unaudited)	115

RiverNorth Funds	Additional Information
March 31, 2014 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (888) 848-7569 and (2) from Form N-PX filed by the Funds with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Funds’ first Form N-Q was filed with the SEC on February 26, 2007. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operations of the Public Reference Room). You may also obtain copies by calling the Funds at 1-888-848-7569.

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RiverNorth Funds	Additional Information
March 31, 2014 (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of Investment Advisory Agreement

At an in-person meeting of the Board, held on November 20, 2013 and called expressly for that purpose, the Board, including the Independent Trustees, considered the renewal of the Management Agreement between the Adviser and the Trust. The Board received materials compiled by the Adviser and the Funds’ administrator including a copy of the Management Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, management and operations, a copy of the Adviser’s Form ADV, certifications regarding the Adviser’s compliance programs and information regarding the performance of Funds’ benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the Management Agreement: (i) the investment performance of the Funds and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Funds, (iii) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with each Fund, (iv) the extent to which economies of scale will be realized by each Fund as it grows, and (v) whether each Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

Core Opportunity Fund

Regarding the Core Opportunity Fund, the Board reviewed the performance of the Fund for the year-to-date, one-year, three-year and five-year periods as of September 30, 2013. These returns were compared to the returns of mutual funds in Morningstar’s Moderate Allocation and Multialternative Categories. The Trustees also reviewed the Fund’s performance relative to an appropriate peer group, to relevant securities indices, and to other funds managed by the Adviser. The Board concluded that the performance compared favorably to the Multialternative Category peer group averages and underperformed the Moderate Allocation Strategy for the year-to-date, one-year, and three-year periods and over performed for the five-year period. The Board further noted that the performance of the Core Opportunity Fund was mixed compared to the returns of the relative benchmark indices.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in a relative peer group. The Board noted that the Core Opportunity Fund annual net expense ratio of 1.36% was higher than the median of 1.09% and higher than the average of 1.02% for the other funds in Morningstar’s Moderate Allocation Category, but less that the highest which was 1.78%. The Board also noted that the annual gross expense ratio of 1.36% was higher than the median of 1.20% and higher than the average of 1.07% for the other funds in Morningstar’s Moderate Allocation Category. The Board noted, however, that the higher gross fees were attributable to the fees charged by the closed-end funds in which the Fund invests and were not direct operating expenses of the Fund.

The Board also noted that the annual management fee of 1.00% for the Fund was above the 0.65% median and the 0.57% average paid by the other peer funds in the Morningstar Moderate Allocation Category. The Board noted that the Fund’s 1.00% management fee was lower than the maximum fee of 1.10% charged by the peers in the Morningstar Moderate Allocation Category and

Semi-Annual Report | March 31, 2014 (Unaudited)	117

RiverNorth Funds	Additional Information
March 31, 2014 (Unaudited)

that the minimum fee for the same peer group was 0.00%. The Board noted, however, that the funds with no management fee, which reduced the average, were likely funds of funds where the adviser was likely paid on the underlying fund assets. The Board, including the Independent Trustees, determined that although fees were somewhat high relative to the Fund’s peers, the fees were reasonable given the unique investment characteristics of the Fund and the nature of the services to be provided by the Adviser.

Strategic Income Fund

Regarding the Strategic Income Fund, the Board reviewed the performance of the Fund for the year-to-date and one-year period ended September 30, 2013. The Board noted that the Strategic Income Fund underperformed peer mutual funds in Morningstar’s Multi-Sector Bond and Alternative Categories. The Board also reviewed the Fund’s performance relative to an appropriate peer group, to relevant securities indices, and to other funds managed by the Adviser. The Board noted that the performance was nonetheless reasonable given the challenging conditions that existed in fixed income markets during the period, and further noted that the performance was generally in line with the peer group averages and to the returns of the relative benchmark index.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in a relative peer group. The Board noted that the annual net expense ratio of 0.90% for the Institutional class was lower than the median of 0.96% and lower than the average of 0.97% for the other funds in Morningstar’s Multi-Sector Bond Category, and less than the highest which was 1.71%. The Board also noted that the annual gross expense ratio of 1.23% for the Institutional class was higher than the median of 1.05% and slightly lower than the average of 1.24% for the other funds in Morningstar’s Multi-Sector Bond Category. The Board noted, however, that the higher gross fees were partially attributable to the fees charged by the closed-end funds in which the Fund invests and were not direct operating expenses of the Fund.

The Board also noted that the annual management fee of 0.75% for the Fund was above the 0.56% median and the 0.61% average paid by the other peer funds in the Morningstar MultiSector Bond Category. The Board noted that the Fund’s 0.75% management fee was lower; however, than the 1.25% maximum fee charged by the peers and the Morningstar Multi Sector Bond Category and that the minimum fee for the same peer group was 0.00%. The Board noted, however, that the funds with no management fee, which reduced the average, were likely funds of funds where the adviser was likely paid on the underlying fund assets. The Board, including the Independent Trustees, determined that although the fees were somewhat high, relative to the Fund’s peers, the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser and the Sub-Adviser, and the nature of the services to be provided to the Fund.

As to the nature, extent and quality of the services to be provided by the Adviser to the Funds, the Board considered that under the terms of the Management Agreement, the Adviser would, be subject to the supervision of the Board, provide or arrange to be provided to the Funds such investment advice as the Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objective and policies. The Board reviewed the Adviser’s Form ADV which was previously provided to the Board and which provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including

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RiverNorth Funds	Additional Information
March 31, 2014 (Unaudited)

the Independent Trustees concluded that the Adviser had provided quality services and would continue to do so for the Funds.

As to the cost of the services to be provided and to the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board noted the Adviser’s financial condition is stable as additional accounts and income from its mutual funds have contributed to higher revenues for the Adviser. The Board, including the Independent Trustees, determined that the Management Agreement, with respect to the Core Opportunity Fund and the Strategic Income Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

Equity Opportunity Fund – (formerly Manning & Napier Dividend Income Fund)

Regarding the Equity Opportunity Fund, the Board reviewed the performance of the Fund for the year-to-date and one-year period ended September 30, 2013. The Board noted that the returns were less than but comparable to Morningstar’s Large Blend Equity Fund Category. The Board also reviewed the Fund’s performance relative to an appropriate peer group, to relevant securities indices, and to other funds managed by the Adviser. The Board concluded that the performance compared in line with the peer group averages and the returns of the relative benchmark index.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in a relative peer group. The Board noted that the annual net expense ratio of 1.35% for the Institutional class was lower than the median of 1.41% and lower than the average of 1.41% for the other funds in Morningstar’s Large Blend Equity Funds Category, and less than the highest which was 2.61%. The Board also noted that the annual gross expense ratio of 1.98% for the Institutional class was lower than the median of 2.12% and lower than the average of 3.20% for the other funds in Morningstar’s Large Blend Equity Funds Category.

The Board noted that the annual net expense ratio of 1.60% for the retail class was higher than the median of 1.41% and higher than the average of 1.41% for the other funds in Morningstar’s Large Blend Equity Funds Category, and less than the highest which was 2.61%. The Board also noted that the annual gross expense ratio of 2.21% for the retail class was higher than the median of 2.12% and lower than the average of 3.20% for the other funds in Morningstar’s Large Blend Equity Funds Category.

The Board also noted that the annual management fee of 1.00% for the Fund was above the 0.83% median and the 0.83% average paid by the other peer funds in the Morningstar Large Blend Equity Funds Category. The Board noted that the Fund’s 1.00% management fee was lower; however, than the 1.40% maximum fee charged by the peers in the Morningstar Large Blend Equity Funds Category and that the minimum fee for the same peer group is 0.00%. The Board noted, however, that the funds with no management fee, which reduced the average, were likely funds of funds where the adviser was likely paid on the underlying fund assets. The Board, including the Independent Trustees, determined that although the fees were somewhat high, relative to the Fund’s peers, the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser, and the nature of the services to be provided to the Fund.

As to the nature, extent and quality of the services to be provided by the Adviser to the Funds, the Board considered that under the terms of the Management Agreement, the Adviser would, be

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subject to the supervision of the Board, provide or arrange to be provided to the Funds such investment advice as the Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objective and policies. The Board reviewed the Adviser’s Form ADV which was previously provided to the Board and which provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Trustees concluded that the Adviser had provided quality services and would continue to do so for the Funds.

As to the cost of the services to be provided and to the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board noted the Adviser’s financial condition is stable as additional accounts and income from its mutual funds have contributed to higher revenues for the Adviser. The Board further noted the Adviser’s intent to cease the engagement of Manning & Napier as sub-adviser to the Equity Opportunity Fund and that would likely result in changes to the profitability of the Fund to the Adviser in the future. The Board, including the Independent Trustees, determined that the Management Agreement, with respect to the Equity Opportunity Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

Managed Volatility Fund – (formerly Dynamic Buy-Write Fund)

Regarding the Managed Volatility Fund, the Board reviewed the performance of the Fund for the year-to-date period ended September 30, 2013. The Board noted that the Managed Volatility Fund returns underperformed the Morningstar’s Long/Short Equity Funds Category. The Board also reviewed the Fund’s performance relative to an appropriate peer group, to relevant securities indices, and to other funds managed by the Adviser. The Board noted that the performance did not compare favorably to the peer group averages and to the returns of the relative benchmark index for the short-term period presented.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in a relative peer group. The Board noted that the annual net expense ratio of 1.80% for the Institutional class was slightly higher than the median of 1.75% and slightly lower than the average of 1.85% for the other funds in Morningstar’s Long/Short Equity Funds Category, but less than the highest which was 2.99%. The Board also noted that the annual gross expense ratio of 2.19% for the Institutional class was lower than the median of 3.38% and lower than the average of 4.01% for the other funds in Morningstar’s Long/Short Equity Funds Category.

The Board also noted that the annual management fee of 1.00% for the Fund was below the 1.25% median and the 1.27% average paid by the other peer funds in the Morningstar Long/Short Equity Funds Category. The Board noted that the Fund’s 1.00% management fee was also lower than the 2.50% maximum fee charged by the peers in the Morningstar Long/Short Equity Funds Category and that the minimum fee for the same peer group was 0.00%. The Board noted that the funds with no management fee, which reduced the average, were likely funds of funds where the adviser was likely paid on the underlying fund assets. The Board, including the Independent Trustees, determined that the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser, and the nature of the services to be provided to the Fund.

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As to the nature, extent and quality of the services to be provided by the Adviser to the Funds, the Board considered that under the terms of the Management Agreement, the Adviser would, be subject to the supervision of the Board, provide or arrange to be provided to the Funds such investment advice as the Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objective and policies. The Board reviewed the Adviser’s Form ADV which was previously provided to the Board and which provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Trustees concluded that the Adviser had provided quality services and would continue to do so for the Funds.

As to the cost of the services to be provided and to the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board noted the Adviser’s financial condition is stable as additional accounts and income from its mutual funds have contributed to higher revenues for the Adviser. The Board, including the Independent Trustees, determined that the Management Agreement, with respect to the Managed Volatility Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

The Board noted that the Adviser has no affiliations with the Funds’ transfer agent fund account, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust. The Board, including the Independent Trustees, determined that although an affiliate of the Adviser did receive some benefits from the Fund in the form of brokerage commissions, those commissions were comparable to those negotiated in arm’s length negotiations and therefore did not disadvantage the Funds in commission costs, and may have benefited the Funds as a result of better execution services. The Board further noted that as of September 30, 2013, the affiliated broker-dealer was closed and no longer provided services to the Trust.

Renewal of Investment Sub-Advisory Agreement – Strategic Income Fund

At an in-person meeting of the Board, held on November 20, 2013 and called expressly for that purpose, the Board, including the Independent Trustees, considered the renewal of the Sub-Advisory Agreement between the Adviser and DoubleLine Capital LP (the “Sub-Adviser”) for the Strategic Income Fund. The Board received materials compiled by the Sub-Adviser and the Funds’ administrator including a copy of the Sub-Advisory Agreement, the Sub-Adviser’s response to a questionnaire regarding the Sub-Adviser’s profitability, management and operations, a copy of the Sub-Adviser’s Form ADV, certifications regarding the Sub-Adviser’s compliance programs and information regarding the performance of Strategic Income Funds’ benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the Sub-Advisory Agreement: (i) the investment performance of the Strategic Income Fund and the investment performance of the Sub-Adviser, (ii) the nature, extent and quality of the services provided by the Sub-Adviser to the Strategic Income Fund, (iii) the costs of the services provided and the profits to be realized by the Sub-Adviser and any of its affiliates from the relationship with the Strategic Income Fund, (iv) the extent to which economies of scale will be realized by the Strategic Income Fund as it grows, and (v) whether the Strategic Income Fund’s fee levels reflected the economies of scale to the benefit of the Strategic Income Fund’s shareholders.

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The Board reviewed the performance of the Strategic Income Fund for the year-to-date and one-year period ended September 30, 2013. The Board noted that the Strategic Income Fund’s returns compared favorably to Morningstar’s Multi-Sector Bond Alternative Categories. The Board also reviewed the Strategic Income Fund’s performance relative to an appropriate peer group, to relevant securities indices, and to other funds managed by the Sub-Adviser. The Board, including the Independent Trustees, concluded that the performance was in line with the peer group averages and to the returns of the relative benchmark index.

As to the comparative fees and expenses, the Board considered the management fee paid by the Strategic Income Fund to the Adviser, and noted that the Adviser pays the Sub-Adviser from its fee, which the Board had previously determined was reasonable. The Board noted that the sub-advisory fee paid by the Adviser to the Sub-Adviser was reasonable as well given the fees the Sub-Adviser charges other clients to manage similar strategies.

As to the nature, extent and quality of the services to be provided by the Sub-Adviser to the Strategic Income Fund, the Board considered that under the terms of the Sub-Advisory Agreement, the Sub-Adviser would, subject to the supervision of the Board, provide to the Strategic Income Fund such investment advice as the Sub-Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Strategic Income Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Sub-Adviser’s Form ADV which provided details regarding the experience of the Sub-Adviser’s investment personnel. The Sub-Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Trustees, concluded that the Sub-Adviser had provided quality services and would continue to do so for the Strategic Income Fund.

As to the cost of the services to be provided and to the profits to be realized by the Sub-Adviser, the Board reviewed the Sub-Adviser’s estimates of its profitability and its financial condition. The Board noted that the Sub-Adviser’s financial condition was stable as additional accounts and income from its mutual funds had contributed to higher revenues for the Sub-Adviser. The Board, including the Independent Trustees determined that the Sub-Advisory Agreement was not overly profitable to the Sub-Adviser and the financial condition of the Sub-Adviser was adequate. The Board noted that the Sub-Adviser has no affiliations with the Funds’ transfer agent, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust.

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RiverNorth Funds	Notes

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RiverNorth Funds	Notes

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RiverNorth Funds

RiverNorth Core Opportunity Fund

RiverNorth/DoubleLine Strategic Income Fund

RiverNorth Equity Opportunity Fund

RiverNorth/Oaktree High Income Fund

RiverNorth Managed Volatility Fund

Board of Trustees

Patrick W. Galley, CFA, Chairman

James G. Kelley

John S. Oakes

Fred G. Steingraber

John K. Carter

Investment Adviser

RiverNorth Capital Management, LLC

Sub Advisers

DoubleLine Capital, LP

Oaktree Capital Management, L.P.

Transfer Agent, Administrator and

Dividend Disbursing Agent

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Custodian

State Street Bank & Trust, Co.

Legal Counsel

Drinker Biddle & Reath LLP

Independent Registered

Public Accounting Firm

Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the RiverNorth Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2.	Code of Ethics.

NOT APPLICABLE – disclosed with annual report.

Item 3.	Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report.

Item 4.	Principal Accountant Fees and Services.

NOT APPLICABLE - disclosed with annual report.

Item 5.	Audit Committee of Listed Companies.

NOT APPLICABLE – applies to listed companies only.

Item 6.	Schedule of Investments.

NOT APPLICABLE – schedule filed with Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

NOT APPLICABLE – applies to closed-end funds only.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only.

Item 10.	Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Not Applicable – filed with annual report.

	(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

	(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1during the period.

	(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   RiverNorth Funds

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	June 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date:	June 6, 2014

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date:	June 6, 2014